    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2008
                                           Registration No. 333-74295; 811-09253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                ---------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     []

PRE-EFFECTIVE AMENDMENT NO.                                                 []
                           --

POST-EFFECTIVE AMENDMENT NO. 132                                           [x]

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             []

AMENDMENT NO. 133                                                          [x]

                                ---------------

                            WELLS FARGO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               525 MARKET STREET
                            SAN FRANCISCO, CA 94105
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                ---------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 222-8222
                                C. DAVID MESSMAN
                       WELLS FARGO FUNDS MANAGEMENT, LLC
                         525 MARKET STREET, 12TH FLOOR
                            SAN FRANCISCO, CA 94105
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                             MARCO E. ADELFIO, ESQ.
                            MORRISON & FOERSTER LLP
                          2000 PENNSYLVANIA AVE., N.W.
                             WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[]   Immediately upon filing pursuant to Rule 485(b), or

[x] on November 1, 2008, pursuant to Rule 485(b)

[]   60 days after filing pursuant to Rule 485(a)(1), or

[]   on [date], pursuant to Rule 485(a)(1)

[]   75 days after filing pursuant to Rule 485(a)(2), or

[]   on [date], pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 132 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to rename the Intermediate Tax-Free Fund to Intermediate Tax/AMT-Free Fund, to add the
audited financial statements and certain related financial information for the fiscal period ended June 30, 2008, for the Wells Fargo Advantage Municipal Income Funds and to make certain non-material changes to the Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                NOVEMBER 1, 2008


                                   Prospectus

                                Classes A, B, C

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MUNICIPAL INCOME FUNDS

California Limited-Term Tax-Free Fund
(Class A and Class C only)

California Tax-Free Fund

Colorado Tax-Free Fund


Intermediate Tax/AMT-Free Fund
(formerly named the Intermediate Tax-Free Fund)

(Class A and Class C only)

Minnesota Tax-Free Fund

Municipal Bond Fund


Short-Term Municipal Bond Fund

(Class A and Class C only)

Ultra Short-Term Municipal Income Fund
(Class A and Class C only)

Wisconsin Tax-Free Fund
(Class A and Class C only)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS

INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES



Key Fund Information             3
California Limited-Term          4
  Tax-Free Fund
California Tax-Free Fund         9
Colorado Tax-Free Fund          13
Intermediate Tax/AMT-Free       18
  Fund
Minnesota Tax-Free Fund         22
Municipal Bond Fund             27
Short-Term Municipal Bond       31
  Fund
Ultra Short-Term Municipal      35
  Income Fund
Wisconsin Tax-Free Fund         39
Description of Principal        43
  Investment Risks
Portfolio Holdings              47
  Information


--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY




Organization and Management     48
  of the Funds
About Wells Fargo Funds Trust   48
The Investment Adviser          48
The Sub-Adviser and             48
  Portfolio Managers
Dormant Multi-Manager           50
  Arrangement


--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES



A Choice of Share Classes      51
Reductions and Waivers of      56
  Sales Charges
Compensation to Dealers and    60
  Shareholder
   Servicing Agents
Pricing Fund Shares            62
How to Open an Account         63
How to Buy Shares              64
How to Sell Shares             66
How to Exchange Shares         69
Account Policies               71


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS



Distributions                   73
Taxes                           74
Financial Highlights            75
For More Information    Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------


This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Stephen Galiani

FUND INCEPTION:
11/18/1992
CLASS A
Ticker: SFCIX

Fund Number: 33

CLASS C
Ticker: SFCCX

Fund Number: 1809


INVESTMENT OBJECTIVE
The California Limited-Term Tax-Free Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 4 CALIFORNIA LIMITED-TERM TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o California Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                         CALIFORNIA LIMITED-TERM TAX-FREE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

                      Calendar Year Total Returns for Class A/1/
                                 as of 12/31 each year
1998       1999       2000       2001       2002       2003       2004       2005       2006       2007
5.46%      0.04%      6.80%      4.20%      6.07%      2.34%      2.51%      1.37%      3.22%      3.04%

            BEST AND WORST QUARTERS
  Best Quarter:       Q3    2002       3.05%
  Worst Quarter:      Q2    1999       -1.57%


          The Fund's year-to-date performance through September 30, 2008, was 0.56%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                       1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes                -0.01%         1.87%         3.17%
  Returns After Taxes on              -0.02%         1.82%         3.10%
  Distributions/2/
  Returns After Taxes on               1.22%         1.98%         3.14%
Distributions and Sale of
  Fund Shares/2/
 CLASS C/1/ Returns Before             1.28%         1.75%         2.66%
  Taxes
 LEHMAN BROTHERS 3-YEAR                5.00%         2.67%         3.99%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on November 18, 1992.
  Class C shares incepted on August 30, 2002. Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
3 The Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 6 CALIFORNIA LIMITED-TERM TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                   CLASS A          CLASS C
  Maximum sales charge              3.00%             None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales            None/1/          1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)                CLASS A        CLASS C
  Management Fees/2/                0.35%          0.35%
  Distribution (12b-1) Fees         0.00%          0.75%
  Other Expenses/3/                 0.59%          0.59%
  Acquired Fund Fees and            0.01%          0.01%
  Expenses/4/
  TOTAL ANNUAL FUND                0.95%          1.70%
  OPERATING EXPENSES/5,6/
  Fee Waivers                       0.09%          0.09%
  NET EXPENSES/6,7,8/              0.86%          1.61%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company.


4 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
5 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


6 The expense ratios shown do not correlate to the corresponding expense ratios shown in the Financial Highlights, which do not reflect changes in operating expenses of the Fund and do not include expenses of any Acquired Fund.
7 The net operating expense ratios shown here include the expenses of any money market fund or other fund held by the Fund.
8 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratios of 0.85% for Class A shares, and 1.60% for Class C shares. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


                                         CALIFORNIA LIMITED-TERM TAX-FREE FUND 7

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                   CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year            $385            $264
   3 Years           $585            $527
   5 Years           $801            $915
  10 Years         $1,423          $2,001
 If you do NOT sell your shares at the end of
the period:
   1 Year            $385            $164
   3 Years           $585            $527
   5 Years           $801            $915
  10 Years         $1,423          $2,001


 8 CALIFORNIA LIMITED-TERM TAX-FREE FUND

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Stephen Galiani

FUND INCEPTION:
10/06/1988

CLASS A
Ticker: SCTAX
Fund Number: 32

CLASS B
Ticker: SGCBX

Fund Number: 132
CLASS C
Ticker: SCTCX
Fund Number: 532


INVESTMENT OBJECTIVE
The California Tax-Free Fund seeks current income exempt from federal income tax and California individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                      CALIFORNIA TAX-FREE FUND 9

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o California Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 10 CALIFORNIA TAX-FREE FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


           Calendar Year Total Returns for Class A/1/
                      as of 12/31 each year
1998    1999     2000     2001    2002    2003    2004    2005    2006    2007
6.81%   -3.65%   13.70%   4.20%   7.54%   4.53%   4.85%   4.58%   4.90%   1.97%


           BEST AND WORST QUARTERS
  Best Quarter:       Q3    2002       4.89%
  Worst Quarter:      Q2    1999      -2.50%


          The Fund's year-to-date performance through September 30, 2008, was -4.57%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes               -2.61%       3.21%          4.38%
  Returns After Taxes on             -2.65%       3.09%          4.27%
  Distributions/2/
  Returns After Taxes on             -0.17%       3.34%          4.37%
Distributions and Sale of
  Fund Shares/2/
 CLASS B/1/ Returns Before           -3.64%       2.98%          4.30%
  Taxes
 CLASS C/1/ Returns Before            0.18%       3.32%          4.06%
  Taxes
 LEHMAN BROTHERS MUNICIPAL            3.36%       4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)


1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on October 6, 1988. Class
  B shares incepted on December 15, 1997. Class C shares incepted on July 1,
  1993.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                     CALIFORNIA TAX-FREE FUND 11

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                 CLASS A       CLASS B       CLASS C
  Maximum sales charge            4.50%         None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)               CLASS A       CLASS B       CLASS C
  Management Fees/2/              0.35%         0.35%         0.35%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Other Expenses/3/               0.52%         0.52%         0.52%
  TOTAL ANNUAL FUND               0.87%         1.62%         1.62%
  OPERATING EXPENSES/4/
  Fee Waivers                     0.07%         0.07%         0.07%
  NET EXPENSES/5/                 0.80%         1.55%         1.55%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                  CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of the period:
   1 Year           $528           $658           $258
   3 Years          $708           $804           $504
   5 Years          $904         $1,075           $875
  10 Years        $1,468         $1,621         $1,916
 If you do NOT sell your shares at the end of the period:
   1 Year           $528           $158           $158
   3 Years          $708           $504           $504
   5 Years          $904           $875           $875
  10 Years        $1,468         $1,621         $1,916


 12 CALIFORNIA TAX-FREE FUND

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel

FUND INCEPTION:
6/01/1993
CLASS A
Ticker: NWCOX

Fund Number: 13

CLASS B
Ticker: NWCBX

Fund Number: 347
CLASS C
Ticker: WCOTX
Fund Number: 3544


INVESTMENT OBJECTIVE
The Colorado Tax-Free Fund seeks current income exempt from federal income tax and Colorado individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                       COLORADO TAX-FREE FUND 13

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Colorado Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 14 COLORADO TAX-FREE FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


            Calendar Year Total Returns for Class A/1/
                      as of 12/31 each year
1998    1999     2000     2001    2002     2003    2004    2005    2006    2007
6.14%   -5.48%   13.74%   5.38%   10.24%   4.59%   3.77%   3.01%   4.25%   2.44%


           BEST AND WORST QUARTERS
  Best Quarter:       Q3    2002       5.99%
  Worst Quarter:      Q2    1999      -2.30%


          The Fund's year-to-date performance through September 30, 2008, was -4.18%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes               -2.17%       2.66%          4.22%
  Returns After Taxes on             -2.18%       2.66%          4.21%
  Distributions/2/
  Returns After Taxes on              0.00%       2.88%          4.27%
Distributions and Sale of
  Fund Shares/2/
 CLASS B/1/ Returns Before           -3.22%       2.48%          4.14%
  Taxes
 CLASS C/1/ Returns Before            0.78%       2.84%          3.92%
  Taxes
 LEHMAN BROTHERS MUNICIPAL            3.36%       4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)



1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on June 1, 1993. Class B shares incepted on August 2, 1993. Class C shares incepted on March 31,
  2008. Performance shown prior to the inception of the Class C shares reflects the performance of the Class B shares, adjusted to reflect Class C sales charges and expenses.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                       COLORADO TAX-FREE FUND 15

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                 CLASS A       CLASS B       CLASS C
  Maximum sales charge            4.50%         None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)               CLASS A       CLASS B       CLASS C
  Management Fees/2/              0.35%         0.35%         0.35%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Total Other Expenses            0.61%         0.61%         0.58%
   Interest and Related           0.04%         0.04%         0.01%
Expenses from Inverse
  Floaters/3/
   Other Expenses/4/              0.57%         0.57%         0.57%
  Acquired Fund Fees and          0.01%         0.01%         0.01%
  Expenses/5/
  TOTAL ANNUAL FUND               0.97%         1.72%         1.69%
  OPERATING EXPENSES/6,7/
  Fee Waivers                     0.07%         0.07%         0.07%
  NET EXPENSES/7,8,9/             0.90%         1.65%         1.62%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 "Interest and Related Expenses from Inverse Floaters" include certain expenses and fees related to the Fund's investments in inverse floaters. Under accounting rules, certain of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Annual Fund Operating Expenses in the table above and the Example of Expenses below.

4 Includes expenses payable to affiliates of Wells Fargo & Company.
5 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

6 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

7 The expense ratios shown do not correlate to the corresponding expense ratios shown in the Financial Highlights, which do not reflect changes in operating expenses of the Fund and do not include expenses of any Acquired Fund.

8 The net operating expense ratio shown here include the interest and related expenses from inverse floaters and the expenses of any money market fund or other fund held by the Fund.


9 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses, interest and related expenses from inverse floaters and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratios of 0.85% for Class A shares, and 1.60% for Class B and Class C shares. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


 16 COLORADO TAX-FREE FUND

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                  CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of the period:
   1 Year           $538           $668           $265
   3 Years          $738           $835           $526
   5 Years          $956         $1,127           $911
  10 Years        $1,580         $1,732         $1,992
 If you do NOT sell your shares at the end of the period:
   1 Year           $538           $168           $165
   3 Years          $738           $535           $526
   5 Years          $956           $927           $911
  10 Years        $1,580         $1,732         $1,992


                                                       COLORADO TAX-FREE FUND 17

INTERMEDIATE TAX/AMT-FREE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION:
7/31/2001

CLASS A
Ticker: WFTAX
Fund Number: 3322
CLASS C
Ticker: WFTFX
Fund Number: 3534


INVESTMENT OBJECTIVE

The Intermediate Tax/AMT-Free Fund seeks current income exempt from federal income tax.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT); and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax or federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 18 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                               INTERMEDIATE TAX/AMT-FREE FUND 19

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


  Calendar Year Total Returns for Class A/1/
     as of 12/31 each year
2002    2003    2004    2005    2006    2007
9.53%   6.55%   4.70%   2.94%   4.63%   3.57%



      BEST AND WORST QUARTER
  Best Quarter:       Q2    2002       3.75%
  Worst Quarter:      Q2    2004      -1.53%



          The Fund's year-to-date performance through September 30, 2008, was -1.51%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       LIFE OF FUND/1/
 CLASS A/1/
  Returns Before Taxes               -2.38%       3.24%              4.38%
  Returns After Taxes on             -2.42%       3.05%              4.21%
  Distributions/2/
  Returns After Taxes on             -0.25%       3.19%              4.21%
Distributions and Sale of
  Fund Shares/2/
 CLASS C/1/RETURNS BEFORE             1.82%       3.71%              4.58%
  TAXES
 LEHMAN BROTHERS MUNICIPAL            4.46%       3.83%              4.54%
BOND 1-15 YEAR BLEND
  INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)
 LEHMAN BROTHERS 7-YEAR               5.06%       3.86%              4.68%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)



1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of the Class A and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A sales charges and Class C sales charges and expenses (except during those periods in which expenses of Class A or Class C would have been lower than those of the Investor Class no such adjustment is reflected). The Investor Class shares incepted on July 31, 2001. Returns for the Class A and Class C shares and Index shown in the Life of Fund column are as of the Fund inception date.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers Municipal Bond 1-15 Year Blend Index, which is the 1-15 Year Blend component of the Lehman Brothers Municipal Bond Index. The Fund previously compared its performance to the Lehman Brothers 7-Year Municipal Bond Index. That index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. In comparison to the previous index, the range of maturities within the Lehman Brothers Municipal Bond 1-15 Year Blend Index is between 1-17 years and in that respect more closely resembles the range of maturities of the Fund's portfolio. You cannot invest directly in an index.

 20 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                  CLASS A        CLASS C
  Maximum sales charge             3.00%          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales           None/1/        1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from fund assets)                CLASS A        CLASS C
  Management Fees/2/                0.35%          0.35%
  Distribution (12b-1) Fees         0.00%          0.75%
  Other Expenses/3/                 0.59%          0.59%
  TOTAL ANNUAL FUND                0.94%          1.69%
  OPERATING EXPENSES/4/
  Fee Waivers                       0.24%          0.24%
  NET EXPENSES/5/                  0.70%          1.45%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                    CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year             $369            $248
   3 Years            $567            $509
   5 Years            $782            $895
   10 Years         $1,399          $1,978
 If you do NOT sell your shares at the end of
the period:
   1 Year             $369            $148
   3 Years            $567            $509
   5 Years            $782            $895
   10 Years         $1,399          $1,978


                                               INTERMEDIATE TAX/AMT-FREE FUND 21

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Wendy Casetta
Adrian Van Poppel

FUND INCEPTION:
1/12/1988

CLASS A
Ticker: NMTFX
Fund Number: 3
CLASS B
Ticker: NWMBX
Fund Number: 334
CLASS C
Ticker: WMTCX
Fund Number: 3527


INVESTMENT OBJECTIVE
The Minnesota Tax-Free Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax , including federal alternative minimum tax (AMT), and Minnesota individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 22 MINNESOTA TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Minnesota Municipal Securities Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                      MINNESOTA TAX-FREE FUND 23

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


           Calendar Year Total Returns for Class A/1/
                      as of 12/31 each year
1998    1999     2000     2001    2002    2003    2004    2005    2006    2007
6.22%   -5.93%   12.48%   5.28%   8.92%   5.01%   3.81%   2.87%   4.24%   2.82%


           BEST AND WORST QUARTER
  Best Quarter:       Q4    2000       4.74%
  Worst Quarter:      Q3    1999      -2.60%


          The Fund's year-to-date performance through September 30, 2008, was -1.64%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes               -1.80%       2.80%          3.99%
  Returns After Taxes on             -1.86%       2.75%          3.96%
  Distributions/2/
  Returns After Taxes on              0.31%       2.97%          4.04%
Distributions and Sale of
  Fund Shares/2/
 CLASS B/1/ Returns Before           -2.94%       2.62%          3.93%
  Taxes
 CLASS C/1/ Returns Before            1.15%       2.97%          3.69%
  Taxes
 LEHMAN BROTHERS MUNICIPAL            3.36%       4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)


1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on January 12, 1988. Class B shares incepted on August 6, 1993. Class C shares incepted on April 11, 2005. Performance shown prior to the inception of the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 24 MINNESOTA TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                 CLASS A       CLASS B       CLASS C
  Maximum sales charge            4.50%         None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)               CLASS A       CLASS B       CLASS C
  Management Fees/2/              0.35%         0.35%         0.35%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Other Expenses/3/               0.56%         0.56%         0.56%
  Acquired Fund Fees and          0.02%         0.02%         0.02%
  Expenses/4/
  TOTAL ANNUAL FUND               0.93%         1.68%         1.68%
  OPERATING EXPENSES/5,6/
  Fee Waivers                     0.06%         0.06%         0.06%
  NET EXPENSES/6,7,8/             0.87%         1.62%         1.62%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
3 Includes expenses payable to affiliates of Wells Fargo & Company.
4 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

6 The expense ratios shown do not correlate to the corresponding expense ratios shown in the Financial Highlights, which do not reflect changes in operating expenses of the Fund and do not include expenses of any Acquired Fund.

7 The net operating expense ratios shown here include the expenses of any money market fund or other fund held by the Fund.


8 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratios of 0.85% for Class A shares, and 1.60% for Class B and Class C shares. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


                                                      MINNESOTA TAX-FREE FUND 25

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


                  CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of the period:
   1 Year           $535           $665           $265
   3 Years          $727           $824           $524
   5 Years          $936         $1,107           $907
  10 Years        $1,536         $1,689         $1,982
 If you do NOT sell your shares at the end of the period:
   1 Year           $535           $165           $165
   3 Years          $727           $524           $524
   5 Years          $936           $907           $907
  10 Years        $1,536         $1,689         $1,982


 26 MINNESOTA TAX-FREE FUND

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION:
10/23/1986
CLASS A:
Ticker: WMFAX

Fund Number: 3317
CLASS B:

Ticker: WMFBX

Fund Number: 3420
CLASS C:
Ticker: WMFCX
Fund Number: 3528


INVESTMENT OBJECTIVE
The Municipal Bond Fund seeks current income exempt from federal income tax.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS

Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and

   o up to 20% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MUNICIPAL BOND FUND 27

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS

The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 28 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


               Calendar Year Total Returns for Class A/1/
                          as of 12/31 each year
1998    1999     2000    2001    2002    2003    2004     2005    2006    2007
6.59%   -6.56%   3.23%   4.66%   6.46%   6.71%   10.27%   4.94%   5.71%   2.23%


           BEST AND WORST QUARTER
  Best Quarter:       Q3    2004       7.11%
  Worst Quarter:      Q4    1999      -3.61%


          The Fund's year-to-date performance through September 30, 2008, was -3.65%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 CLASS A/1/
  Returns Before Taxes               -2.33%       4.97%          3.86%
  Returns After Taxes on             -2.32%       4.96%          3.85%
  Distributions/2/
  Returns After Taxes on             -0.09%       4.89%          3.93%
Distributions and Sale of
  Fund Shares/2/
 CLASS B/1/ Returns Before           -3.53%       4.84%          3.81%
  Taxes
 CLASS C/1/ Returns Before            0.36%       5.15%          3.57%
  Taxes
 LEHMAN BROTHERS MUNICIPAL            3.36%       4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)


1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A, Class B and Class C shares incepted on April 11, 2005. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                          MUNICIPAL BOND FUND 29

--------------------------------------------------------------------------------
FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                 CLASS A       CLASS B       CLASS C
  Maximum sales charge            4.50%         None          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales          None/1/       5.00%         1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)               CLASS A       CLASS B       CLASS C
  Management Fees/2/              0.34%         0.34%         0.34%
  Distribution (12b-1) Fees       0.00%         0.75%         0.75%
  Other Expenses/3/               0.54%         0.54%         0.52%
  TOTAL ANNUAL FUND               0.88%         1.63%         1.61%
  OPERATING EXPENSES/4/
  Fee Waivers                     0.13%         0.13%         0.11%
  NET EXPENSES/5/                 0.75%         1.50%         1.50%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                  CLASS A        CLASS B        CLASS C
 If you sell your shares at the end of the period:
   1 Year           $523           $653           $253
   3 Years          $706           $802           $497
   5 Years          $904         $1,074           $866
  10 Years        $1,474         $1,627         $1,902
 If you do NOT sell your shares at the end of the period:
   1 Year           $523           $153           $153
   3 Years          $706           $502           $497
   5 Years          $904           $874           $866
  10 Years        $1,474         $1,627         $1,902


                                       ^^

 30 MUNICIPAL BOND FUND

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
12/31/1991

CLASS A
Ticker: WSMAX
Fund Number: 3330
CLASS C
Ticker: WSSCX
Fund Number: 3509


INVESTMENT OBJECTIVE
The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                               SHORT-TERM MUNICIPAL BOND FUND 31

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 32 SHORT-TERM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]


           Calendar Year Total Returns for Class C/1/
                     as of 12/31 each year
1998    1999     2000    2001    2002    2003    2004    2005    2006    2007
4.30%   -0.04%   3.80%   3.92%   3.82%   2.64%   2.03%   1.68%   2.73%   3.04%


           BEST AND WORST QUARTER
  Best Quarter:       Q2    2002       1.68%
  Worst Quarter:      Q2    1999      -1.06%


          The Fund's year-to-date performance through September 30, 2008, was 0.06%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 CLASS C/1/
  Returns Before Taxes                2.04%       2.42%          2.78%
  Returns After Taxes on              2.04%       2.42%          2.78%
  Distributions/2/
  Returns After Taxes on              2.39%       2.43%          2.88%
Distributions and Sale of
  Fund Shares/2/
 CLASS A/1/Returns Before            -0.05%       1.80%          2.47%
  Taxes
 LEHMAN BROTHERS 1- AND               4.68%       2.51%          3.71%
3-YEAR COMPOSITE MUNICIPAL
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)
 LEHMAN BROTHERS 3-YEAR               5.00%       2.67%          3.99%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)



1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class C shares incepted on January 31, 2003. Class A shares incepted on July 18, 2008. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown for the Class A shares reflects the performance of the Class C shares, and includes expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index, which is a blended index weighted 50% in the Lehman Brothers 1-Year Municipal Bond Index (the 1-2 year component of the Lehman Brothers Municipal Bond Index), and 50% in the Lehman Brothers 3-Year Municipal Bond Index (the 2-4 year component of the Lehman Brothers Municipal Bond Index). The Fund previously compared its performance to the Lehman Brothers 3-Year Municipal Bond Index. That index is the 2-4 year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. Both the previous and current indexes have similar credit profiles that are comparable to that of the Fund. However, in comparison to the previous index, the duration of the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index more closely resembles the typical duration of the Fund's portfolio. Accordingly, the current index more precisely represents the interest rate risk to which the Fund is subject. You cannot invest directly in an index.


                                               SHORT-TERM MUNICIPAL BOND FUND 33

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                   CLASS A        CLASS C
  Maximum sales charge               3.00%         None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales            None/1/        1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)                CLASS A        CLASS C
  Management Fees/2/                0.34%          0.34%
  Distribution (12b-1) Fees         0.00%          0.75%
  Other Expenses/3/                 0.51%          0.51%
  TOTAL ANNUAL FUND                0.85%          1.60%
  OPERATING EXPENSES/4/
  Fee Waivers                       0.25%          0.25%
  NET EXPENSES/5/                  0.60%          1.35%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                   CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year            $359            $237
   3 Years           $539            $481
   5 Years           $733            $847
  10 Years         $1,295          $1,879
 If you do NOT sell your shares at the end of
the period:
   1 Year            $359            $137
   3 Years           $539            $481
   5 Years           $733            $847
  10 Years         $1,295          $1,879


 34 SHORT-TERM MUNICIPAL BOND FUND

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
11/30/1995

CLASS A
Ticker: SMAVX
Fund Number: 3011

CLASS C
Ticker: WFUSX

Fund Number: 3543


INVESTMENT OBJECTIVE
The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 35

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 36 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

         Calendar Year Total Returns for Class A/1,2/
                     as of 12/31 each year
1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
4.05%   2.49%   3.42%   2.65%   2.34%   1.79%   0.34%   2.20%   3.13%   3.98%

      BEST AND WORST QUARTER
  Best Quarter:       Q3    2007       1.28%
  Worst Quarter:      Q1    2004      -0.12%


          The Fund's year-to-date performance through September 30, 2008, was 2.41%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 CLASS A/1,2/
  Returns Before Taxes             1.90%        1.87%          2.43%
  Returns After Taxes on           1.91%        1.87%          2.43%
  Distributions/3/
  Returns After Taxes on           2.60%        1.99%          2.54%
Distributions and Sale of
  Fund Shares/3/
 CLASS C/1/ RETURNS BEFORE         2.25%        1.75%          2.20%
  TAXES
 LEHMAN BROTHERS 1-YEAR            4.37%        2.36%          3.44%
  MUNICIPAL BOND INDEX/4/
  (reflects no deduction for
  fees, expenses or taxes)


1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class A shares incepted on October 2, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Class C shares incepted on March 31, 2008. Performance shown for the Class A shares from October 2, 2000, through December 31, 2007, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to October 2, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class
  A sales charges. Performance shown for the Class C shares reflects the performance of the Class A shares, adjusted to reflect Class C sales charges and expenses.
2 Class A Calendar Year Total Returns and Returns After Taxes are being shown because Class A has a longer period of returns than Class C.
3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.
4 The Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 37

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                  CLASS A        CLASS C
  Maximum sales charge             2.00%          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales           None/1/        1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)                CLASS A        CLASS C
  Management Fees/2/                0.35%          0.35%
  Distribution (12b-1) Fees         0.00%          0.75%
  Other Expenses/3/                 0.54%          0.54%
  TOTAL ANNUAL FUND                0.89%          1.64%
  OPERATING EXPENSES/4/
  Fee Waivers                       0.22%          0.22%
  NET EXPENSES/5/                  0.67%          1.42%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                   CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year            $267            $245
   3 Years           $457            $496
   5 Years           $662            $871
  10 Years         $1,254          $1,925
 If you do NOT sell your shares at the end of
the period:
   1 Year            $267            $145
   3 Years           $457            $496
   5 Years           $662            $871
  10 Years         $1,254          $1,925


 38 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann

FUND INCEPTION:
04/06/2001
CLASS A
Ticker: WWTFX

Fund Number: 3328
CLASS C
Ticker: WWTCX
Fund Number: 3520


INVESTMENT OBJECTIVE
The Wisconsin Tax-Free Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT, and;
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                      WISCONSIN TAX-FREE FUND 39

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Puerto Rico Municipal Securities Risk
   o Regulatory Risk
   o Wisconsin Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

 40 WISCONSIN TAX-FREE FUND

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]

  Calendar Year Total Returns for Class C/1/
            as of 12/31 each year
2002    2003    2004    2005    2006    2007
8.37%   4.37%   3.18%   2.51%   3.79%   2.52%

           BEST AND WORST QUARTER
  Best Quarter:       Q3    2002       4.29%
  Worst Quarter:      Q2    2004      -2.03%


          The Fund's year-to-date performance through September 30, 2008, was -2.14%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       LIFE OF FUND/1/
 CLASS C/1/
  Returns Before Taxes                1.52%       3.27%              4.22%
  Returns After Taxes on              1.46%       3.14%              4.12%
  Distributions/2/
  Returns After Taxes on              2.01%       3.18%              4.08%
Distributions and Sale of
  Fund Shares/2/
 CLASS A/1/ RETURNS BEFORE           -2.09%       2.32%              3.51%
  TAXES
 LEHMAN BROTHERS MUNICIPAL            3.36%       4.30%              5.04%
  BOND INDEX/3/
  (reflects no deduction for
  fees, expenses or taxes)

1 Calendar Year Total Returns in the bar chart do not reflect sales charges. If they did, returns would be lower. Average Annual Total Returns reflect applicable sales charges. Class C shares incepted on December 26, 2002.
  Class A shares incepted on March 31, 2008. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. The Investor Class shares incepted on April 6, 2001. Performance shown prior to the inception of the Class A shares reflects the performance of the Class C shares, and include expenses that are not applicable to and are higher than those of the Class A shares, adjusted to reflect Class A sales charges. Returns for the Class A shares, Class C shares and Index shown in the Life of the Fund column are as of the Fund inception date.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class C shares. After-tax returns for the Class A shares will vary.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                      WISCONSIN TAX-FREE FUND 41

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)                  CLASS A        CLASS C
  Maximum sales charge             4.50%          None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales           None/1/        1.00%
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)                CLASS A        CLASS C
  Management Fees/2/                0.35%          0.35%
  Distribution (12b-1) Fees         0.00%          0.75%
  Other Expenses/3/                 0.64%          0.64%
  TOTAL ANNUAL FUND                0.99%         1.74%/4/
  OPERATING EXPENSES
  Fee Waivers                       0.29%          0.25%
  NET EXPENSES/5/                  0.70%           1.49%


1 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See "A Choice of Share Classes" for further information.
2 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

3 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
4 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


5 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions (to which sales charges do not apply); and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



                   CLASS A         CLASS C
 If you sell your shares at the end of the
period:
   1 Year            $518            $252
   3 Years           $723            $524
   5 Years           $945            $920
  10 Years         $1,583          $2,031
 If you do NOT sell your shares at the end of
the period:
   1 Year            $518            $152
   3 Years           $723            $524
   5 Years           $945            $920
  10 Years         $1,583          $2,031


 42 WISCONSIN TAX-FREE FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK   Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

CALIFORNIA MUNICIPAL  Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK       Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COLORADO MUNICIPAL    Events in Colorado are likely to affect a Fund's investments in Colorado municipal securities.
SECURITIES RISK       The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing.
                      Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where the Fund agrees to buy a security and where the seller agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual repurchase obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect the value of the security. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations.
                      Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 43

DERIVATIVES RISK            The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                            For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

HIGH YIELD SECURITIES RISK  High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-
                            grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

LEVERAGE RISK               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK              A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK             We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 44 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

MINNESOTA MUNICIPAL        Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal
SECURITIES RISK            securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-
                           diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 45

PUERTO RICO MUNICIPAL  Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal
SECURITIES RISK        securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

REGULATORY RISK        Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

WISCONSIN MUNICIPAL    The Wisconsin economy relies significantly on its dairy products, motor vehicles, paper
SECURITIES RISK        products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

 46 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                               PORTFOLIO HOLDINGS INFORMATION 47

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended June 30, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

 48 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


JULIO C. BONILLA, CFA             Mr. Bonilla is jointly responsible for managing the California Limited-Term Tax-Free
California Limited-Term           Fund, which he has managed since 2005, and the Ultra Short-Term Municipal Income
 Tax-Free Fund                    Fund, which he has managed since 2007. Mr. Bonilla joined Wells Capital Management
Ultra Short-Term Municipal        in 2000 as a portfolio manager for the Money Market Funds management team, and
 Income Fund                      since 2005 has been a principal and senior portfolio manager with the Municipal Fixed
                                  Income Team, specializing in tax-advantage short duration separate account mandates and municipal derivatives trading. Education: B.A., Political Science, University of San
                                  Diego; M.B.A., Finance, Pepperdine University.

WENDY CASETTA                     Ms. Casetta is jointly responsible for managing the Ultra Short-Term Municipal Income
Minnesota Tax-Free Fund           Fund, which she has managed since 2005, the Short-Term Municipal Bond Fund, which
Short-Term Municipal              she has managed since 2007, and the Minnesota Tax-Free Fund, which she has
 Bond Fund                        managed since 2008. Ms. Casetta joined Wells Capital Management in 2005 as a
Ultra Short-Term Municipal        portfolio manager with the Municipal Fixed Income Team. Prior to joining Wells Capital
 Income Fund                      Management, Ms. Casetta was with Strong Capital Management, where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team since 1998. Education: B.A., Finance, University of Wisconsin-Oshkosh; M.B.A., Business
                                  Administration, University of North Florida.

LYLE J. FITTERER, CFA, CPA        Mr. Fitterer is jointly responsible for managing the Ultra Short-Term Municipal Income
Intermediate Tax/AMT-Free Fund    Fund, Short-Term Municipal Bond Fund and the Municipal Bond Fund, all of which he
Municipal Bond Fund               has managed since 2000, the Intermediate Tax/AMT-Free Fund and the Wisconsin
Short-Term Municipal              Tax-Free Fund, both of which he has managed since 2001. Mr. Fitterer joined Wells
 Bond Fund                        Capital Management in 2005 as the managing director and head of the Municipal
Ultra Short-Term Municipal        Fixed Income Team and the Customized Fixed Income Team. He is also a senior
 Income Fund                      portfolio manager focusing on managing tax-exempt portfolios. Prior to joining Wells
Wisconsin Tax-Free Fund           Capital Management, Mr. Fitterer served as director of the Tax-Exempt Fixed Income
                                  Team at Strong Capital Management for five years. Education: B.S., Accounting,
                                  University of North Dakota.

STEPHEN GALIANI                   Mr. Galiani is jointly responsible for managing the Colorado Tax-Free Fund, which he
California Limited-Term           has managed since 2006. He is also responsible for managing the California Tax-Free
 Tax-Free Fund                    Fund, which he has managed since 1999, and the California Limited-Term Tax-Free
California Tax-Free Fund          Fund, which he has managed since 2001. Mr. Galiani joined Wells Capital Management
Colorado Tax-Free Fund            in 1997 and has since served as a portfolio manager on the Municipal Fixed Income
                                  Team. Education: B.A., English, Manhattan College; M.B.A., Boston University.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 49

ROBERT J. MILLER                   Mr. Miller is jointly responsible for managing the Municipal Bond Fund and the
Intermediate Tax/AMT-Free Fund     Intermediate Tax/AMT-Free Fund, both of which he has managed since 2008. Mr. Miller
Municipal Bond Fund                joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells
                                   Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American
                                   Century. Education: B.A., Business Administration with an emphasis in finance, San Jose
                                   State University; MBA, New York University Leonard N. Stern School of Business.

THOMAS STOECKMANN                  Mr. Stoeckmann is jointly responsible for managing the Wisconsin Tax-Free Fund, which
Wisconsin Tax-Free Fund            he has managed since 2005. Mr. Stoeckmann joined Wells Capital Management 2005 as a senior research analyst on the Municipal Fixed Income Team, specializing in transportation, education and project finance. Prior to joining Wells Capital
                                   Management, Mr. Stoeckmann served as a municipal research analyst for Strong
                                   Capital Management since 1996. Education: B.A., Financial Management, Bob Jones
                                   University; M.B.A., Business Administration-Finance, Marquette University.

ADRIAN VAN POPPEL                  Mr. Van Poppel is jointly responsible for managing the Colorado Tax-Free Fund and the
Colorado Tax-Free Fund             Minnesota Tax-Free Fund, each of which he has managed since 2005. Mr. Van Poppel
Minnesota Tax-Free Fund            joined Wells Capital Management in 1997 and currently serves as a portfolio manager, specializing in tax-free mutual funds, as well as separate accounts in Minnesota,
                                   Arizona and California. Previously, Mr. Van Poppel was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San
                                   Francisco. Education: B.A., Business Administration and Economics, Saint Mary's College
                                   (Moraga, California).


DORMANT MULTI-MANAGER ARRANGEMENT

The Board has adopted a "multi-manager" arrangement for the Intermediate Tax/AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund, and Wisconsin Tax-Free Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 50 ORGANIZATION AND MANAGEMENT OF THE FUNDS

A CHOICE OF SHARE CLASSES
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Not all Funds offer all three share classes. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.


In addition, the Funds no longer offer Class B shares, except in connection with the reinvestment of any distributions and exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS permitted by our exchange policy (see "How to Exchange Shares" later in this Prospectus).


                           CLASS A                           CLASS B/1/                        CLASS C
 INITIAL SALES CHARGE     2%, 3% or 4.5% depending          None. Your entire investment      None. Your entire investment
                          on the Fund                       goes to work immediately.         goes to work immediately.

 CONTINGENT DEFERRED      None (except that,                3% or 5% and declines until       1% if shares are sold within
 SALES CHARGE (CDSC)      depending on the Fund, a          it reaches 0% at the              one year after purchase.
                          charge of 0.50% or 1%             beginning of the 4th or 7th
                          applies to certain                year depending on the
                          redemptions made within           Fund.
                          eighteen months, following
                          purchases of $1 million or
                          more without an initial sales
                          charge).

 ONGOING DISTRIBUTION     None.                             0.75%                             0.75%
 (12B-1) FEES

 PURCHASE MAXIMUM         None. Volume reductions           $100,000                          $1,000,000
                          given upon providing
                          adequate proof of eligibility.

 ANNUAL EXPENSES          Lower ongoing expenses            Higher ongoing expenses           Higher ongoing expenses
                          than Classes B and C.             than Class A because of           than Class A because of
                                                            higher 12b-1 fees.                higher 12b-1 fees.

 CONVERSION FEATURE        Not applicable.                  Yes. Converts to Class A          No. Does not convert to
                                                            shares after a certain            Class A shares, so annual
                                                            number of years depending         expenses do not decrease.
                                                            on the Fund, so annual
                                                            expenses decrease.

1 Class B shares are closed to new investors and additional investments from existing shareholders, except in connection with the reinvestment of any distributions and permitted exchanges. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect.


Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.


                                                    A CHOICE OF SHARE CLASSES 51

CLASS A SHARES SALES CHARGE SCHEDULES
If you choose to buy Class A shares, you will pay the public offering price
(POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.


    CLASS A SHARES SALES CHARGE SCHEDULE FOR ALL FUNDS (EXCEPT FOR THE
                  CALIFORNIA LIMITED-TERM TAX-FREE FUND,
 INTERMEDIATE TAX/AMT-FREE FUND, SHORT-TERM MUNICIPAL BOND FUND AND ULTRA
                       SHORT-TERM MUNICIPAL INCOME
                                  FUND)

                                    FRONT-END SALES        FRONT-END SALES
                                     CHARGE AS %           CHARGE AS %
                                      OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE                OFFERING PRICE            INVESTED
  Less than $50,000                      4.50%                  4.71%
  $50,000 to $99,999                     4.00%                  4.17%
  $100,000 to $249,999                   3.50%                  3.63%
  $250,000 to $499,999                   2.50%                  2.56%
  $500,000 to $999,999                   2.00%                  2.04%
  $1,000,000 and over/1/                 0.00%                  0.00%



1 We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.



 CLASS A SHARES SALES CHARGE SCHEDULE FOR THE CALIFORNIA LIMITED-TERM
                 TAX-FREE FUND, INTERMEDIATE TAX/AMT-
             FREE FUND AND SHORT-TERM MUNICIPAL BOND FUND

                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                  3.00%                  3.09%
  $50,000 to $99,999                 2.50%                  2.56%
  $100,000 to $249,999               2.00%                  2.04%
  $250,000 to $499,999               1.50%                  1.52%
  $500,000 to $999,999               1.00%                  1.01%
  $1,000,000 and over/1/             0.00%                  0.00%



1 We will assess a 0.50% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


 52 A CHOICE OF SHARE CLASSES

     CLASS A SHARES SALES CHARGE SCHEDULE FOR THE ULTRA SHORT-TERM
                              MUNICIPAL
                             INCOME FUND

                                FRONT-END SALES        FRONT-END SALES
                                 CHARGE AS %           CHARGE AS %
                                  OF PUBLIC           OF NET AMOUNT
 AMOUNT OF PURCHASE            OFFERING PRICE            INVESTED
  Less than $50,000                  2.00%                  2.04%
  $50,000 to $99,999                 1.50%                  1.52%
  $100,000 to $249,999               1.00%                  1.01%
  $250,000 to $499,999               0.75%                  0.76%
  $500,000 to $999,999               0.50%                  0.50%
  $1,000,000 and over/1/             0.00%                  0.00%


1 We will assess a 0.50% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


CLASS B SHARES CDSC SCHEDULES

Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B shares attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers"). The CDSC schedules are as follows:



                                        CLASS B SHARES CDSC SCHEDULE FOR THE FUNDS
 REDEMPTION WITHIN       1 YEAR      2 YEARS      3 YEARS      4 YEARS      5 YEARS      6 YEARS      7 YEARS      8 YEARS
 CDSC                    5.00%        4.00%        3.00%        3.00%        2.00%        1.00%        0.00%       A shares





The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.


                                                    A CHOICE OF SHARE CLASSES 53

Class B shares received in the reorganization of the Strong Funds in exchange for Strong Fund shares purchased prior to April 11, 2005, are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after eight years:

                                   CLASS B SHARES CDSC SCHEDULE (FOR ALL PRIOR STRONG FUNDS)
                   FOR SHARES RECEIVED IN EXCHANGE FOR STRONG FUND SHARES PURCHASED PRIOR TO APRIL 11, 2005
 REDEMPTION WITHIN              1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS    9 YEARS
 CDSC                           5.00%     4.00%      4.00%      3.00%      2.00%      1.00%      0.00%      0.00%      A shares

                               CLASS B SHARES CDSC SCHEDULE FOR THE MUNICIPAL BOND FUND
 REDEMPTION WITHIN     1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS    9 YEARS
 CDSC                  5.00%     4.00%      3.00%      3.00%      2.00%      1.00%      0.00%      0.00%      A shares

The CDSC percentage you pay on shares purchased prior to June 9, 2003, is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption. For shares purchased on or after June 9, 2003, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for eight years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

If you exchange Class B shares received in a reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

 54 A CHOICE OF SHARE CLASSES

CLASS C SHARES SALES CHARGES

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Funds' distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.


                                                    A CHOICE OF SHARE CLASSES 55

REDUCTIONS AND WAIVERS OF SALES CHARGES
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

o You pay no sales charges on Fund shares you buy with reinvested distributions.

o You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

o By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

o RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

 56 REDUCTIONS AND WAIVERS OF SALES CHARGES

ACCOUNTS THAT CAN BE AGGREGATED
You may aggregate the following types of accounts indicated below to qualify for a volume discount:


 CAN THIS TYPE OF ACCOUNT BE
  AGGREGATED?                      YES       NO
 Individual accounts              X
 Joint accounts                   X
 UGMA/UTMA accounts               X
 Trust accounts over which        X
the shareholder has
individual or shared
  authority
 Solely owned business            X
  accounts
 RETIREMENT PLANS
 Traditional and Roth IRAs        X
 SEP IRAs                         X
 SIMPLE IRAs that use the                   X
WELLS FARGO ADVANTAGE FUND  S
  prototype agreement*
 SIMPLE IRAs that do not use      X
the WELLS FARGO ADVANTAGE
  FUNDS prototype agreement
 403(b) Plan accounts             X
 401(k) Plan accounts                       X
 OTHER ACCOUNTS
 529 Plan accounts*                         X
 Accounts held through other                X
  brokerage firms


* These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

o  Current and retired employees, directors/trustees and officers of:
   o WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds);
   o Wells Fargo & Company and its affiliates; and
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

o  Current employees of:
   o the Fund's transfer agent;
   o broker-dealers who act as selling agents;
   o family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
   o each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 57

o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

o  Section 529 college savings plan accounts.

o  Insurance company separate accounts.


o Fund of Funds, including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/), subject to review and approval by Funds Management.


o Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met:
   o any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time;
   o share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time;
   o the owner of the account remains the same as the account owner at the Eligibility Time; and

   o following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.


Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

o Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

o Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.


o Short-Term Municipal Bond Fund investors who held Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND at the close of business on July 18, 2008 (the "Merger Eligibility Time"), so long as the following conditions are met:
   o any purchases at NAV are limited to Class A shares of the Short-Term Municipal Bond Fund;
   o share purchases are made in the same account through which the investor held the Administrator Class shares at the Merger Eligibility Time;
   o the owner of the account remains the same as the account owner at the Merger Eligibility Time; and
   o following the Merger Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

Investors who held Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND at the Merger Eligibility Time are also eligible to exchange their Class A shares of the Short-Term Municipal Bond Fund for Class A shares of another WELLS FARGO ADVANTAGE FUND without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently changes, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.


 58 REDUCTIONS AND WAIVERS OF SALES CHARGES

CDSC WAIVERS
o You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 701/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.


o We waive the Class C shares CDSC if the dealer of record waived its commission.


o We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                      REDUCTIONS AND WAIVERS OF SALES CHARGES 59

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B and Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. The fees paid under this 12b-1 Plan are as follows:



 FUND                                CLASS B          CLASS C
 California Limited-Term              N/A             0.75%
  Tax-Free Fund
 California Tax-Free Fund            0.75%            0.75%
 Colorado Tax-Free Fund              0.75%            0.75%
 Intermediate Tax/AMT-Free            N/A             0.75%
  Fund
 Minnesota Tax-Free Fund             0.75%            0.75%
 Municipal Bond Fund                 0.75%            0.75%
 Short-Term Municipal Bond            N/A             0.75%
  Fund
 Ultra Short-Term Municipal           N/A             0.75%
  Income Fund
 Wisconsin Tax-Free Fund              N/A             0.75%


These fees are paid out of each Fund's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

 60 COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

                     COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS 61

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

 62 PRICING FUND SHARES

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                       HOW TO OPEN AN ACCOUNT 63

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

 MINIMUM INVESTMENTS         INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts            $1,000                                             $100
 IRAs, IRA rollovers, Roth   $250                                               $100
  IRAs
 UGMA/UTMA accounts          $50                                                $50
 Employer Sponsored          no minimum                                         no minimum
 Retirement Plans

 BUYING SHARES               OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------- -------------------------------------------------- -------------------------------------
 By Internet                A new account may not be opened by                 o To buy additional shares or buy
                            Internet unless you have another Wells Fargo       shares of a new Fund, visit
                            Advantage Fund account with your bank              www.wellsfargo.com/
                            information on file. If you do not currently       advantagefunds.
                            have an account, refer to the section on
                            buying shares by mail or wire.                     o Subsequent online purchases
                                                                               have a minimum of $100 and a
                                                                               maximum of $100,000. You may
                                                                               be eligible for an exception to
                                                                               this maximum. Please call
                                                                               Investor Services at
                                                                               1-800-222-8222 for more
                                                                               information.
--------------------------- -------------------------------------------------- -------------------------------------
 By Mail                    o Complete and sign your account                   o Enclose a voided check (for
                            application.                                       checking accounts) or a deposit
                                                                               slip (savings accounts).

                            o Mail the application with your check made        Alternatively, include a note
                            payable to the Fund to Investor Services at:       with your name, the Fund name,
                                                                               and your account number.
                                              REGULAR MAIL
                            -------------------------------------------------- o Mail the deposit slip or note
                                      WELLS FARGO ADVANTAGE FUNDS              with your check made payable
                                             P.O. Box 8266                     to the Fund to the address on
                                         Boston, MA 02266-8266                 the left.


                                             OVERNIGHT ONLY
                            --------------------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS
                                   c/o Boston Financial Data Services
                                              30 Dan Road
                                         Canton, MA 02021-2809

--------------------------- -------------------------------------------------- -------------------------------------
 By Telephone               A new account may not be opened by                 To buy additional shares or to buy
                            telephone unless you have another Wells            shares of a new Fund call:
                            Fargo Advantage Fund account with your
                            bank information on file. If you do not            o Investor Services at
                            currently have an account, refer to the section    1-800-222-8222 or
                            on buying shares by mail or wire.
                                                                               o 1-800-368-7550 for the
                                                                               automated phone system.
                            -------------------------------------------------- -------------------------------------

 64 HOW TO BUY SHARES

 BUYING SHARES              OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
-------------------------- ---------------------------------------------- ---------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls, Wisconsin 53051.
-------------------------- ---------------------------------------------- ---------------------------------------
 By Wire                   o Complete, sign and mail your account         To buy additional shares, instruct
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                                                                          shown to the left.
                           o Provide the following instructions to your
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
-------------------------- ---------------------------------------------- ---------------------------------------
 Through Your Investment    Contact your investment representative.        Contact your investment
 Representative                                                           representative.

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 65

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

 SELLING SHARES       TO SELL SOME OR ALL OF YOUR SHARES
-------------------- ----------------------------------------------------------------------
 Minimum Redemption  $100 (or remainder of account balance)
-------------------- ----------------------------------------------------------------------
 By Internet         Visit our Web site at www.wellsfargo.com/advantagefunds.
                     Redemptions requested online are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
-------------------- ----------------------------------------------------------------------
 By Mail             o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                     dollar amount you wish to receive (or write "Full Redemption"
                     to redeem your remaining account balance) to the address
                     below.

                     o Make sure all account owners sign the request exactly as their names appear on the account application.

                     o A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

                                                      REGULAR MAIL
                     ----------------------------------------------------------------------
                                          WELLS FARGO ADVANTAGE FUNDS
                                                 P.O. Box 8266
                                             Boston, MA 02266-8266

                                                OVERNIGHT ONLY
                     ----------------------------------------------------------------------
                                          WELLS FARGO ADVANTAGE FUNDS
                                      c/o Boston Financial Data Services
                                                  30 Dan Road
                                             Canton, MA 02021-2809
-------------------- ----------------------------------------------------------------------
 By Wire             o To arrange for a Federal Funds wire, call 1-800-222-8222.

                     o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                     o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                     o There is a $10 fee for each request.
-------------------- ----------------------------------------------------------------------
 In Person           Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                     Wisconsin 53051.

 66 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)
                            o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.

                            o Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.

                            o Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.

                            o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.

                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.
--------------------------- ------------------------------------------------------------------
 Through Your Investment    Contact your investment representative.
  Representative

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o CDSC FEES. Your redemption proceeds are net of any applicable CDSC fees.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                           HOW TO SELL SHARES 67

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

 68 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:

   o Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and


   o Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds. An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.


o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

o Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                       HOW TO EXCHANGE SHARES 69

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Ultra Short-Term Municipal Income Fund,Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

However, because the Ultra Short-Term Municipal Income Fund is often used for short-term investments, it is designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Municipal Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Municipal Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Municipal Income Fund do not prohibit frequent trading in the Fund, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.


In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.


A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

 70 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


CHECK WRITING
Check writing is offered for the Class A shares of the Municipal Bond Fund. Checks written on your account are subject to the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment. Checks may not be written to close an account.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

                                                             ACCOUNT POLICIES 71

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 72 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------


The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 73

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Funds' shareholders substantially all of the Funds' net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally will not be subject to Minnesota individual income tax on distributions from the Minnesota Tax-Free Fund to the extent such distributions are attributable to the Fund's Minnesota state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Minnesota AMT.

Distributions from a Funds' ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Funds' net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.


To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

 74 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


                                                         FINANCIAL HIGHLIGHTS 75

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CLASS A SHARES-COMMENCED ON NOVEMBER 18, 1992
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.36          $10.34          $10.60          $10.46          $10.74
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.38            0.36            0.30            0.28            0.23
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.06)           0.02           (0.24)           0.15           (0.22)
                                   --------        --------        --------        --------        --------
  Total income from
   investment operations               0.32            0.38            0.06            0.43            0.01
                                   --------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.38)          (0.36)          (0.29)          (0.27)          (0.23)
  Distributions from net
   realized gain                       0.00            0.00           (0.03)          (0.02)          (0.06)
                                   --------        --------        --------        --------        --------
  Total distributions                 (0.38)          (0.36)          (0.32)          (0.29)          (0.29)
                                   --------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.30          $10.36          $10.34          $10.60          $10.46
                                   ========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/1/                       3.09%           3.74%           0.58%           4.20%           0.11%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $37,376         $41,140         $39,433         $52,029         $63,231
  Ratio of net investment
   income (loss) to average
   net assets/2/                       3.63%           3.50%           2.85%           2.63%           2.13%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         1.09%           1.09%           1.09%           1.08%           1.05%
  Waived fees and reimbursed
   expenses/2/                        (0.24)%         (0.24)%         (0.24)%         (0.23)%         (0.20)%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/2/                0.85%           0.85%           0.85%           0.85%           0.85%
  Portfolio turnover rate/3/             69%             80%             82%            111%             48%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 76 FINANCIAL HIGHLIGHTS

CALIFORNIA LIMITED-TERM TAX-FREE FUND
CLASS C SHARES-COMMENCED ON AUGUST 30, 2002
For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006             2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.36           $10.34           $10.59           $10.46           $10.74
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.31             0.30             0.22             0.20             0.15
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.07)            0.01            (0.23)            0.14            (0.22)
                                   --------         --------         --------         --------         --------
  Total income from
   investment operations               0.24             0.31            (0.01)            0.34            (0.07)
                                   --------         --------         --------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.30)           (0.29)           (0.21)           (0.19)           (0.15)
  Distributions from net
   realized gain                       0.00             0.00            (0.03)           (0.02)           (0.06)
                                   --------         --------         --------         --------         --------
  Total distributions                 (0.30)           (0.29)           (0.24)           (0.21)           (0.21)
                                   --------         --------         --------         --------         --------
 NET ASSET VALUE, END OF             $10.30           $10.36           $10.34           $10.59           $10.46
                                   ========         ========         ========         ========         ========
  PERIOD
 TOTAL RETURN/1/                       2.32%            2.97%           (0.08)%           3.33%           (0.64)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $4,632           $5,006           $6,894          $10,273          $11,523
  Ratio of net investment
   income (loss) to average
   net assets/2/                       2.88%            2.75%            2.09%            1.88%            1.41%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         1.83%            1.84%            1.85%            1.83%            1.80%
  Waived fees and reimbursed
   expenses/2/                        (0.23)%          (0.24)%          (0.25)%          (0.23)%          (0.20)%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/2/                1.60%            1.60%            1.60%            1.60%            1.60%
  Portfolio turnover rate/3/             69%              80%              82%             111%              48%


1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 77

CALIFORNIA TAX-FREE FUND
CLASS A SHARES-COMMENCED ON OCTOBER 6, 1988
For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006             2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $11.02           $11.00           $11.51           $11.01           $11.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.48             0.48             0.48             0.49             0.50
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.35)            0.05            (0.40)            0.56            (0.46)
                                   --------         --------         --------         --------         --------
  Total income from
   investment operations               0.13             0.53             0.08             1.05             0.04
                                   --------         --------         --------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.48)           (0.48)           (0.48)           (0.49)           (0.50)
  Distributions from net
   realized gain                      (0.03)           (0.03)           (0.11)           (0.06)           (0.10)
                                   --------         --------         --------         --------         --------
  Total distributions                 (0.51)           (0.51)           (0.59)           (0.55)           (0.60)
                                   --------         --------         --------         --------         --------
 NET ASSET VALUE, END OF             $10.64           $11.02           $11.00           $11.51           $11.01
                                   ========         ========         ========         ========         ========
  PERIOD
 TOTAL RETURN/1/                       1.25%            4.89%            0.76%            9.72%            0.41%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $375,441         $365,396         $350,038         $371,633         $357,779
  Ratio of net investment
   income (loss) to average
   net assets/2/                       4.42%            4.31%            4.32%            4.36%            4.46%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         1.02%            1.03%            1.04%            1.05%            1.03%
  Waived fees and reimbursed
   expenses/2/                        (0.22)%          (0.23)%          (0.24)%          (0.25)%          (0.23)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/2/                         0.80%            0.80%            0.80%            0.80%            0.80%
  Portfolio turnover rate/3/             43%              49%              48%              30%              41%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 78 FINANCIAL HIGHLIGHTS

CALIFORNIA TAX-FREE FUND
CLASS B SHARES-COMMENCED ON DECEMBER 15, 1997
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,         JUNE 30,          JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007             2006              2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $11.24          $11.22           $11.74            $11.22           $11.79
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.42            0.41             0.41              0.40             0.41
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.36)           0.05            (0.41)             0.58            (0.46)
                                   --------        --------         --------          --------         --------
  Total income from
   investment operations               0.06            0.46             0.00              0.98            (0.05)
                                   --------        --------         --------          --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.41)          (0.41)           (0.41)            (0.40)           (0.41)
  Distributions from net
   realized gain                      (0.03)          (0.03)           (0.11)            (0.06)           (0.11)
                                   --------        --------         --------          --------         --------
  Total distributions                 (0.44)          (0.44)           (0.52)            (0.46)           (0.52)
                                   --------        --------         --------          --------         --------
 NET ASSET VALUE, END OF             $10.86          $11.24           $11.22            $11.74           $11.22
                                   ========        ========         ========          ========         ========
  PERIOD
 TOTAL RETURN/1/                       0.57%           4.11%           (0.00)%            8.90%           (0.43)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $25,900         $42,839          $54,258           $66,182          $91,719
  Ratio of net investment
   income (loss) to average
   net assets/2/                       3.68%           3.57%            3.56%             3.52%            3.60%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         1.77%           1.78%            1.79%             1.79%            1.77%
  Waived fees and reimbursed
   expenses/2/                        (0.22)%         (0.23)%          (0.24)%           (0.24)%          (0.22)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/2/                         1.55%           1.55%            1.55%             1.55%            1.55%
  Portfolio turnover rate/3/             43%             49%              48%               30%              41%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 79

CALIFORNIA TAX-FREE FUND
CLASS C SHARES-COMMENCED ON JULY 1, 1993
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,         JUNE 30,          JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007             2006              2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $11.24          $11.22           $11.74            $11.22           $11.79
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.41            0.41             0.41              0.40             0.41
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.36)           0.05            (0.41)             0.58            (0.46)
                                   --------        --------         --------          --------         --------
  Total income from
   investment operations               0.05            0.46             0.00              0.98            (0.05)
                                   --------        --------         --------          --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.41)          (0.41)           (0.41)            (0.40)           (0.41)
  Distributions from net
   realized gain                      (0.03)          (0.03)           (0.11)            (0.06)           (0.11)
                                   --------        --------         --------          --------         --------
  Total distributions                 (0.44)          (0.44)           (0.52)            (0.46)           (0.52)
                                   --------        --------         --------          --------         --------
 NET ASSET VALUE, END OF             $10.85          $11.24           $11.22            $11.74           $11.22
                                   ========        ========         ========          ========         ========
  PERIOD
 TOTAL RETURN/1/                       0.47%           4.11%           (0.00)%            8.89%           (0.43)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $29,438         $29,732          $29,168           $31,904          $34,089
  Ratio of net investment
   income (loss) to average
   net assets/2/                       3.69%           3.56%            3.56%             3.52%            3.60%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         1.76%           1.78%            1.79%             1.79%            1.77%
  Waived fees and reimbursed
   expenses/2/                        (0.21)%         (0.23)%          (0.24)%           (0.24)%          (0.22)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/2/                         1.55%           1.55%            1.55%             1.55%            1.55%
  Portfolio turnover rate/3/             43%             49%              48%               30%              41%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 80 FINANCIAL HIGHLIGHTS

COLORADO TAX-FREE FUND
CLASS A SHARES-COMMENCED ON JUNE 1, 1993
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.57          $10.55          $10.94          $10.64          $11.01
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.44/1/            0.45            0.46            0.46            0.47
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.24)           0.02           (0.40)           0.30           (0.37)
                                  ---------        --------        --------        --------        --------
  Total income from
   investment operations               0.20            0.47            0.06            0.76            0.10
                                  ---------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.44)          (0.45)          (0.45)          (0.46)          (0.47)
  Distributions from net
   realized gain                      (0.01)           0.00            0.00            0.00            0.00
                                  ---------        --------        --------        --------        --------
  Total distributions                 (0.45)          (0.45)          (0.45)          (0.46)          (0.47)
                                  ---------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.32          $10.57          $10.55          $10.94          $10.64
                                  =========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/2/                       1.85%           4.46%           0.60%           7.24%           0.93%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $46,174         $49,827         $43,538         $50,410         $51,120
  Ratio of net investment
   income (loss) to average
   net assets/3/                       4.20%           4.21%           4.28%           4.24%           4.37%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3,5/                       1.12%           1.15%           1.17%           1.13%           1.10%
  Waived fees and reimbursed
   expenses/,/                        (0.23)%         (0.23)%         (0.24)%         (0.22)%         (0.21)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3,5/                       0.89%           0.92%           0.93%           0.91%           0.89%
  Portfolio turnover rate/4/             15%             21%             23%             33%             31%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
5 Following represents ratios excluding interest expenses and fees - Inverse
  Floating Rate Obligations:



                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
 FOR THE PERIOD ENDED:              2008           2007           2006           2005           2004
  Gross Expenses Excluding
   Interest Expense and Fees        1.07%          1.08%          1.09%          1.07%          1.06%
  Net Expenses Excluding
   Interest Expense and Fees        0.85%          0.85%          0.85%          0.85%          0.85%






                                                         FINANCIAL HIGHLIGHTS 81

COLORADO TAX-FREE FUND
CLASS B SHARES-COMMENCED ON AUGUST 2, 1993
For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006             2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.58           $10.57           $10.95           $10.65           $11.02
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.36/1/             0.37             0.38             0.38             0.39
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.24)            0.01            (0.39)            0.30            (0.37)
                                  ---------         --------         --------         --------         --------
  Total income from
   investment operations               0.12             0.38            (0.01)            0.68             0.02
                                  ---------         --------         --------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.36)           (0.37)           (0.37)           (0.38)           (0.39)
  Distributions from net
   realized gain                      (0.01)            0.00             0.00             0.00             0.00
                                  ---------         --------         --------         --------         --------
  Total distributions                 (0.37)           (0.37)           (0.37)           (0.38)           (0.39)
                                  ---------         --------         --------         --------         --------
 NET ASSET VALUE, END OF             $10.33           $10.58           $10.57           $10.95           $10.65
                                  =========         ========         ========         ========         ========
  PERIOD
 TOTAL RETURN/2/                       1.09%            3.59%           (0.05)%           6.43%            0.17%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $2,870           $6,057           $7,661           $9,095          $10,672
  Ratio of net investment
   income (loss) to average
   net assets/3/                       3.45%            3.47%            3.53%            3.49%            3.62%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3,5/                       1.87%            1.90%            1.92%            1.88%            1.85%
  Waived fees and reimbursed
   expenses/3/                        (0.23)%          (0.23)%          (0.24)%          (0.22)%          (0.21)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3,5/                       1.64%            1.67%            1.68%            1.66%            1.64%
  Portfolio turnover rate/4/             15%              21%              23%              33%              31%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
5 Following represents ratios excluding interest expenses and fees - Inverse
  Floating Rate Obligations:



                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
 FOR THE PERIOD ENDED:              2008           2007           2006           2005           2004
  Gross Expenses Excluding
   Interest Expense and Fees        1.82%          1.83%          1.84%          1.82%          1.81%
  Net Expenses Excluding
   Interest Expense and Fees        1.60%          1.60%          1.60%          1.60%          1.60%


 82 FINANCIAL HIGHLIGHTS

COLORADO TAX-FREE FUND
CLASS C SHARES-COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                  2008/1/
 NET ASSET VALUE, BEGINNING                    $10.35
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                       0.08/2/
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.01)
                                  -------------------
  Total income from
investment
   operations                                    0.07
                                  -------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.09)
  Distributions from net                         0.00
                                  -------------------
  realized gain
  Total distributions                           (0.09)
                                  -------------------
 NET ASSET VALUE, END OF                       $10.33
                                  ===================
  PERIOD
 TOTAL RETURN/3/                                 0.58%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $401
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/4/                         2.25%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/4,6/                                 1.74%
  Waived fees and reimbursed                    (0.13)%
  expenses/4/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/4,6/                                 1.61%
  Portfolio turnover rate/5/                       15%



1 For the period April 1, 2008 to June 30, 2008.
2 Calculated based upon average shares outstanding.


3 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
6 Following represents ratios excluding interest expenses and fees - Inverse
  Floating Rate Obligations:



                                           JUNE 30,
 FOR THE PERIOD ENDED:                 2008
  Gross Expenses Excluding
Interest
   Expense and Fees                         1.74%
  Net Expenses Excluding
Interest Expense
   and Fees                                 1.60%


                                                         FINANCIAL HIGHLIGHTS 83

INTERMEDIATE TAX/AMT-FREE FUND
(FORMERLY NAMED INTERMEDIATE TAX-FREE FUND)
CLASS A SHARES-COMMENCED ON AUGUST 1, 2007

For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                  2008/1/
 NET ASSET VALUE, BEGINNING                    $10.65
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.40
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.10)
                                   ------------------
  Total income from
investment
   operations                                    0.30
                                   ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.40)
  Distributions from net                        (0.02)
                                   ------------------
  realized gain
  Total distributions                           (0.42)
                                   ------------------
 NET ASSET VALUE, END OF                       $10.53
                                   ==================
  PERIOD
 TOTAL RETURN/2/                                 2.86%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                   $30,506
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         4.13%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.96%
  Waived fees and reimbursed                    (0.26)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         0.70%
  expenses/3/
  Portfolio turnover rate/4/                       98%



1 For the period August 1, 2007 to June 30, 2008.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

 84 FINANCIAL HIGHLIGHTS

INTERMEDIATE TAX/AMT-FREE FUND
(FORMERLY NAMED INTERMEDIATE TAX-FREE FUND)
CLASS C SHARES-COMMENCED ON AUGUST 1, 2007
For a share outstanding throughout each period



                                              JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                    $10.65
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.33
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.10)
                                   ------------------
  Total income from
investment
   operations                                    0.23
                                   ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.33)
  Distributions from net                        (0.02)
                                   ------------------
  realized gain
  Total distributions                           (0.35)
                                   ------------------
 NET ASSET VALUE, END OF                       $10.53
                                   ==================
  PERIOD
 TOTAL RETURN/2/                                 2.14%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                    $3,329
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         3.31%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   1.74%
  Waived fees and reimbursed                    (0.29)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         1.45%
  expenses/3/
  Portfolio turnover rate/4/                       98%



1 For the period August 1, 2007 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 85

MINNESOTA TAX-FREE FUND
CLASS A SHARES-COMMENCED ON JANUARY 12, 1988
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.70          $10.74          $11.15          $10.89          $11.27
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.45/1/            0.45            0.45            0.45            0.46
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.10)          (0.01)          (0.37)           0.30           (0.39)
                                  ---------        --------        --------        --------        --------
  Total income from
   investment operations               0.35            0.44            0.08            0.75            0.07
                                  ---------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.46)          (0.45)          (0.45)          (0.44)          (0.45)
  Distributions from net
   realized gain                      (0.03)          (0.03)          (0.04)          (0.05)           0.00
                                  ---------        --------        --------        --------        --------
  Total distributions                 (0.49)          (0.48)          (0.49)          (0.49)          (0.45)
                                  ---------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.56          $10.70          $10.74          $11.15          $10.89
                                  =========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/2/                       3.32%           4.14%           0.73%           7.06%           0.61%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $43,617         $37,897         $38,145         $37,829         $37,468
  Ratio of net investment
   income (loss) to average
   net assets/3/                       4.26%           4.18%           4.17%           4.06%           4.11%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                         1.06%           1.07%           1.08%           1.06%           1.04%
  Waived fees and reimbursed
   expenses/3/                        (0.21)%         (0.22)%         (0.23)%         (0.21)%         (0.19)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                         0.85%           0.85%           0.85%           0.85%           0.85%
  Portfolio turnover rate/4/             39%             19%             20%             18%             12%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 86 FINANCIAL HIGHLIGHTS

MINNESOTA TAX-FREE FUND
CLASS B SHARES-COMMENCED ON AUGUST 6, 1993
For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006             2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.69           $10.74           $11.15           $10.89           $11.27
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.38/1/             0.38             0.37             0.38             0.37
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.10)           (0.03)           (0.37)            0.29            (0.39)
                                  ---------         --------         --------         --------         --------
  Total income from
   investment operations               0.28             0.35             0.00             0.67            (0.02)
                                  ---------         --------         --------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.38)           (0.37)           (0.37)           (0.36)           (0.36)
  Distributions from net
   realized gain                      (0.03)           (0.03)           (0.04)           (0.05)            0.00
                                  ---------         --------         --------         --------         --------
  Total distributions                 (0.41)           (0.40)           (0.41)           (0.41)           (0.36)
                                  ---------         --------         --------         --------         --------
 NET ASSET VALUE, END OF             $10.56           $10.69           $10.74           $11.15           $10.89
                                  =========         ========         ========         ========         ========
  PERIOD
 TOTAL RETURN/2/                       2.64%            3.27%           (0.02)%           6.27%           (0.14)%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                            $4,166           $6,200           $8,787          $10,987          $15,059
  Ratio of net investment
   income (loss) to average
   net assets/3/                       3.51%            3.43%            3.41%            3.31%            3.36%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                         1.82%            1.82%            1.83%            1.81%            1.79%
  Waived fees and reimbursed
   expenses/3/                        (0.22)%          (0.22)%          (0.23)%          (0.21)%          (0.19)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                         1.60%            1.60%            1.60%            1.60%            1.60%
  Portfolio turnover rate/4/             39%              19%              20%              18%              12%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 87

MINNESOTA TAX-FREE FUND
CLASS C SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period


                                    JUNE 30,          JUNE 30,          JUNE 30,          JUNE 30,
 FOR THE PERIOD ENDED:               2008              2007              2006            2005/4/
 NET ASSET VALUE, BEGINNING           $10.69           $10.73            $11.15            $10.97
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income              0.37/1/             0.36              0.37              0.08
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                      (0.10)           (0.01)            (0.38)             0.18
                                  ----------        ---------         ---------         ---------
  Total income from
investment
   operations                           0.27             0.35             (0.01)             0.26
                                  ----------        ---------         ---------         ---------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                              (0.37)           (0.36)            (0.37)            (0.08)
  Distributions from net               (0.03)           (0.03)            (0.04)             0.00
                                  ----------        ---------         ---------         ---------
  realized gain
  Total distributions                  (0.40)           (0.39)            (0.41)            (0.08)
                                  ----------        ---------         ---------         ---------
 NET ASSET VALUE, END OF              $10.56           $10.69            $10.73            $11.15
                                  ==========        =========         =========         =========
  PERIOD
 TOTAL RETURN/2/                        2.63%            3.35%            (0.13)%            2.38%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $2,103           $1,245              $635              $389
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                3.49%            3.41%             3.40%             3.36%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                          1.79%            1.82%             1.83%             1.82%
  Waived fees and reimbursed           (0.19)%          (0.22)%           (0.23)%           (0.22)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                          1.60%            1.60%             1.60%             1.60%
  Portfolio turnover rate/4/              39%              19%               20%               18%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 88 FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
CLASS A SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006            2005/1/
 NET ASSET VALUE, BEGINNING           $9.50            $9.41            $9.60            $9.43
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.42             0.40             0.40             0.09
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                     (0.29)            0.11            (0.19)            0.17
                                    -------          -------          -------          -------
  Total income from
investment
   operations                          0.13             0.51             0.21             0.26
                                    -------          -------          -------          -------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.42)           (0.40)           (0.40)           (0.09)
  Distributions from net               0.00            (0.02)            0.00             0.00
                                    -------          -------          -------          -------
  realized gain
  Total distributions                 (0.42)           (0.42)           (0.40)           (0.09)
                                    -------          -------          -------          -------
 NET ASSET VALUE, END OF              $9.21            $9.50            $9.41            $9.60
                                    =======          =======          =======          =======
  PERIOD
 TOTAL RETURN/2/                       1.38%            5.38%            2.20%            2.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $115,830         $127,411         $134,850         $141,868
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/               4.44%            4.11%            4.20%            4.48%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         1.04%            1.07%            1.08%            1.08%
  Waived fees and reimbursed          (0.22)%          (0.22)%          (0.23)%          (0.23)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                         0.82%            0.85%            0.85%            0.85%
  Portfolio turnover rate/4/            144%             107%             136%              68%



1 For the period from April 11, 2005 (commencement of Class) to June 30, 2005.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 89

MUNICIPAL BOND FUND
CLASS B SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period


                                     JUNE 30,          JUNE 30,         JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:                2008              2007             2006          2005/1/
 NET ASSET VALUE, BEGINNING            $9.50             $9.41            $9.60           $9.43
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                 0.35              0.32             0.33            0.08
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                      (0.29)             0.11            (0.19)           0.17
                                    --------          --------          -------         -------
  Total income from
investment
   operations                           0.06              0.43             0.14            0.25
                                    --------          --------          -------         -------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                              (0.35)            (0.32)           (0.33)          (0.08)
  Distributions from net                0.00             (0.02)            0.00            0.00
                                    --------          --------          -------         -------
  realized gain
  Total distributions                  (0.35)            (0.34)           (0.33)          (0.08)
                                    --------          --------          -------         -------
 NET ASSET VALUE, END OF               $9.21             $9.50            $9.41           $9.60
                                    ========          ========          =======         =======
  PERIOD
 TOTAL RETURN/2/                        0.62%             4.59%            1.43%           2.65%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $6,070            $8,642          $12,366         $22,680
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                3.67%             3.36%            3.44%           3.74%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                          1.79%             1.82%            1.83%           1.83%
  Waived fees and reimbursed           (0.22)%           (0.22)%          (0.22)%         (0.23)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                          1.57%             1.60%            1.61%           1.60%
  Portfolio turnover rate/4/             144%              107%             136%             68%



1 For the period from April 11, 2005 (commencement of Class) to June 30, 2005.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 90 FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
CLASS C SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period


                                     JUNE 30,          JUNE 30,          JUNE 30,          JUNE 30,
 FOR THE PERIOD ENDED:                2008              2007              2006            2005/1/
 NET ASSET VALUE, BEGINNING            $9.50             $9.41             $9.60             $9.43
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                 0.35              0.32              0.33              0.08
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                      (0.29)             0.11             (0.19)             0.17
                                    --------          --------          --------          --------
  Total income from
investment
   operations                           0.06              0.43              0.14              0.25
                                    --------          --------          --------          --------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                              (0.35)            (0.32)            (0.33)            (0.08)
  Distributions from net                0.00             (0.02)             0.00              0.00
                                    --------          --------          --------          --------
  realized gain
  Total distributions                  (0.35)            (0.34)            (0.33)            (0.08)
                                    --------          --------          --------          --------
 NET ASSET VALUE, END OF               $9.21             $9.50             $9.41             $9.60
                                    ========          ========          ========          ========
  PERIOD
 TOTAL RETURN/2/                        0.62%             4.59%             1.43%             2.65%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $2,384            $2,146            $1,953            $1,966
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                3.67%             3.36%             3.45%             3.73%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                          1.77%             1.82%             1.84%             1.83%
  Waived fees and reimbursed           (0.20)%           (0.22)%           (0.23)%           (0.23)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                          1.57%             1.60%             1.61%             1.60%
  Portfolio turnover rate/4/             144%              107%              136%               68%



1 For the period from April 11, 2005 (commencement of Class) to June 30, 2005.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 91

SHORT-TERM MUNICIPAL BOND FUND
CLASS C SHARES-COMMENCED ON JANUARY 31, 2003

For a share outstanding throughout each period


                                  JUNE 30,       JUNE 30,       JUNE 30,      JUNE 30,     OCTOBER 31,    OCTOBER 31,
 FOR THE PERIOD ENDED:             2008           2007           2006         2005/1/         2004         2003/2/
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $9.73          $9.73          $9.82          $9.84         $9.83          $9.79
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income              0.31           0.28           0.24           0.13          0.19           0.16
  (loss)
  Net realized and unrealized
   gain (loss) on investments       (0.07)          0.00          (0.09)         (0.02)         0.01           0.04
                                  -------        -------        -------        -------       -------        -------
  Total income from
   investment operations             0.24           0.28           0.15           0.11          0.20           0.20
                                  -------        -------        -------        -------       -------        -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                (0.31)         (0.28)         (0.24)         (0.13)        (0.19)         (0.16)
  Distributions from net
   realized gain                     0.00           0.00           0.00        0.00/6/          0.00           0.00
                                  -------        -------        -------      ---------       -------        -------
  Total distributions               (0.31)         (0.28)         (0.24)         (0.13)        (0.19)         (0.16)
                                  -------        -------        -------      ---------       -------        -------
 NET ASSET VALUE, END OF            $9.66          $9.73          $9.73          $9.82         $9.84          $9.83
                                  =======        =======        =======      =========       =======        =======
  PERIOD
 TOTAL RETURN/3/                     2.50%          2.85%          1.57%          1.16%         2.08%          2.10%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $5,656         $2,847         $4,965         $8,228        $6,982         $2,869
  Ratio of net investment
   income (loss) to average
   net assets/4/                     3.15%          2.81%          2.46%          1.98%         1.96%          2.05%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                       1.71%          1.73%          1.74%          1.78%         1.82%          1.91%
  Waived fees and reimbursed
   expenses/4/                      (0.16)%        (0.18)%        (0.16)%        (0.05)%       (0.03)%        (0.03)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/4/                       1.55%          1.55%          1.58%          1.73%         1.79%          1.88%
  Portfolio turnover rate/5/           94%           126%           129%            75%           69%            84%



1 In 2005, the Fund changed its fiscal year end from October 31 to June 30.
2 For the period from January 31, 2003 (commencement of Class) to October 31,
  2003.


3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.
4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratios in the absence of any waivers and reimbursements.
5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
6 Amount calculated is less than $0.005.


 92 FINANCIAL HIGHLIGHTS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
CLASS A SHARES (EFFECTIVE JUNE 20, 2008, THE ADVISOR CLASS WAS RENAMED CLASS A)
-
COMMENCED ON OCTOBER 2, 2000

For a share outstanding throughout each period


                                   JUNE 30,         JUNE 30,        JUNE 30,       JUNE 30,      OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:               2008            2007            2006          2005/1/          2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $4.76            $4.76           $4.77          $4.83           $4.87            $4.88
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.20             0.17            0.14           0.07            0.08             0.10
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.01)            0.00           (0.01)         (0.06)          (0.04)           (0.01)
                                    ------          -------          ------         ------         -------          -------
  Total income from
   investment operations              0.19             0.17            0.13           0.01            0.04             0.09
                                    ------          -------          ------         ------         -------          -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.20)           (0.17)          (0.14)         (0.07)          (0.08)           (0.10)
  Distributions from net
   realized gain                      0.00             0.00            0.00           0.00            0.00             0.00
                                    ------          -------          ------         ------         -------          -------
  Total distributions                (0.20)           (0.17)          (0.14)         (0.07)          (0.08)           (0.10)
                                    ------          -------          ------         ------         -------          -------
 NET ASSET VALUE, END OF             $4.75            $4.76           $4.76          $4.77           $4.83            $4.87
                                    ======          =======          ======         ======         =======          =======
  PERIOD
 TOTAL RETURN/2/                      4.10%            3.59%           2.81%          0.27%           0.90%            1.96%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $112,660          $9,670         $13,317        $19,540         $39,623          $69,527
  Ratio of net investment
   income (loss) to average
   net assets/3/                      4.14%            3.52%           2.98%          2.23%           1.72%            1.90%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        0.99%            1.06%           1.05%          1.14%           1.17%            1.11%
  Waived fees and reimbursed
   expenses/3/                       (0.29)%          (0.34)%         (0.29)%        (0.10)%         (0.05)%           0.00%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/3/               0.70%            0.72%           0.76%          1.04%           1.12%            1.11%
  Portfolio turnover rate/4/           191%             123%            128%            47%             72%             128%



1 The Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods of less than one year are not annualized.


3 During each periods, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 93

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
CLASS C SHARES -COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                        JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                     $4.75
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.04
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                0.01
  Total income from
investment
   operations                                    0.05
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.04)
  Distributions from net                         0.00
  realized gain
  Total distributions                           (0.04)
 NET ASSET VALUE, END OF                        $4.76
  PERIOD
 TOTAL RETURN/2/                                 1.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                    $2,276
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         2.93%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   1.63%
  Waived fees and reimbursed                    (0.21)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         1.42%
  expenses/3/
  Portfolio turnover rate/4/                      191%



1 For the period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods of less than one year are not annualized.


3 During each periods, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 94 FINANCIAL HIGHLIGHTS

WISCONSIN TAX-FREE FUND
CLASS A SHARES-COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                        JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                    $10.44
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.09
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.07)
                                   ------------------
  Total income from
investment
   operations                                    0.02
                                   ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.09)
  Distributions from net                         0.00
                                   ------------------
  realized gain
  Total distributions                           (0.09)
                                   ------------------
 NET ASSET VALUE, END OF                       $10.37
                                   ==================
  PERIOD
 TOTAL RETURN/2/                                 0.21%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                      $331
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         3.34%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.99%
  Waived fees and reimbursed                    (0.29)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                                   0.70%
  Portfolio turnover rate/4/                      102%



1 For period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

                                                         FINANCIAL HIGHLIGHTS 95

WISCONSIN TAX-FREE FUND
CLASS C SHARES-COMMENCED ON DECEMBER 26, 2002
For a share outstanding throughout each period


                                  JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,     OCTOBER 31,    OCTOBER 31,
 FOR THE PERIOD ENDED:             2008           2007           2006          2005/1/         2004         2003/2/
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $10.44         $10.38         $10.70         $10.80         $10.69         $10.60
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income              0.30           0.30           0.30           0.21           0.32           0.26
  (loss)
  Net realized and unrealized
   gain (loss) on investments       (0.05)          0.11          (0.29)          0.06           0.16           0.09
                                 --------       --------       --------       --------       --------       --------
  Total income from
   investment operations             0.25           0.41           0.01           0.27           0.48           0.35
                                 --------       --------       --------       --------       --------       --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                (0.30)         (0.30)         (0.30)         (0.21)         (0.32)         (0.26)
  Distributions from net
   realized gain                    (0.02)         (0.05)         (0.03)         (0.16)         (0.05)          0.00
                                 --------       --------       --------       --------       --------       --------
  Total distributions               (0.32)         (0.35)         (0.33)         (0.37)         (0.37)         (0.26)
                                 --------       --------       --------       --------       --------       --------
 NET ASSET VALUE, END OF           $10.37         $10.44         $10.38         $10.70         $10.80         $10.69
                                 --------       ========       ========       ========       ========       ========
  PERIOD
 TOTAL RETURN/3/                     2.40%          3.99%          0.07%          2.60%          4.54%          3.28%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $5,123         $3,730         $3,346         $2,583         $2,380         $2,704
  Ratio of net investment
   income (loss) to average
   net assets/4/                     2.82%          2.87%          2.86%          2.97%          3.00%          2.71%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/4/                       1.82%          1.88%          2.00%          2.07%          2.10%          2.08%
  Waived fees and reimbursed
   expenses/4/                      (0.33)%        (0.39)%        (0.50)%        (0.58)%        (0.60)%        (0.58)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/4/                       1.49%          1.49%          1.50%          1.49%          1.50%          1.50%
  Portfolio turnover rate/5/          102%            51%           111%            24%            17%            54%



1 In 2005, the Fund changed its fiscal year end from October 31 to June 30. 2 For the period December 26, 2002 to October 31, 2003.


3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.^


 96 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                            118MIR / P1101 11-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                NOVEMBER 1, 2008


                                   Prospectus

                              Institutional Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MUNICIPAL INCOME FUNDS


Intermediate Tax/AMT-Free Fund
(formerly named the Intermediate Tax-Free Fund)


Municipal Bond Fund

Short-Term Municipal Bond Fund

Ultra Short-Term Municipal Income Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS

INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES



Key Fund Information             3
Intermediate Tax/AMT-Free        4
  Fund
Municipal Bond Fund              8
Short-Term Municipal Bond       12
  Fund
Ultra Short-Term Municipal      16
  Income Fund
Description of Principal        20
  Investment Risks
Portfolio Holdings              23
  Information


--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY




Organization and Management     24
  of the Funds
About Wells Fargo Funds Trust   24
The Investment Adviser          24
The Sub-Adviser and             24
  Portfolio Managers
Dormant Multi-Manager           25
  Arrangement


--------------------------------------------------------------------------------

YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES


Pricing Fund Shares       27
How to Buy Shares         29
How to Sell Shares        31
How to Exchange Shares    33
Account Policies          35


--------------------------------------------------------------------------------

OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS


Distributions                   37
Taxes                           37
Financial Highlights            38
For More Information    Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------


This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

INTERMEDIATE TAX/AMT-FREE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated


PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
7/31/2001

INSTITUTIONAL CLASS
Ticker: WITIX
Fund Number: 3158


INVESTMENT OBJECTIVE

The Intermediate Tax/AMT-Free Fund seeks current income exempt from federal income tax.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT); and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax or federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 4 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                INTERMEDIATE TAX/AMT-FREE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]





  Calendar Year Total Returns for the Institutional Class/1/
                    as of 12/31 each year
2002       2003       2004       2005       2006       2007
9.90%      6.89%      4.93%      3.00%      4.63%      3.48%

      BEST AND WORST QUARTER
  Best Quarter:       Q2    2002       3.84%
  Worst Quarter:      Q2    2004       -1.48%


          The Fund's year-to-date performance through September 30, 2008, was -1.55%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       LIFE OF FUND/1/
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes                3.48%         4.58%             5.51%
  Returns After Taxes on              3.44%         4.38%             5.33%
  Distributions/2/
  Returns After Taxes on              3.64%         4.35%             5.21%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL            4.46%         3.83%             4.54%
BOND 1-15 YEAR BLEND
  INDEX/3/
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS 7-YEAR               5.06%         3.86%             4.68%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Institutional Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Investor Class shares, which incepted on July 31, 2001, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares would be because the Investor Class and Institutional Class shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same expenses. Returns for the Institutional Class and Index shown in the Life of Fund column are as of the Fund inception date.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers Municipal Bond 1-15 Year Blend Index, which is the 1-15 Year Blend component of the Lehman Brothers Municipal Bond Index. The Fund previously compared its performance to the Lehman Brothers 7-Year Municipal Bond Index. That index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. In comparison to the previous index, the range of maturities within the Lehman Brothers Municipal Bond 1-15 Year Blend Index is between 1-17 years and in that respect more closely resembles the range of maturities of the Fund's portfolio. You cannot invest directly in an index.

 6 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.24%
  TOTAL ANNUAL FUND                    0.59%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.17%
  NET EXPENSES/4/                      0.42%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                $43
   3 Years              $172
   5 Years              $312
  10 Years              $722


                                                INTERMEDIATE TAX/AMT-FREE FUND 7

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated


PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
10/23/1986

INSTITUTIONAL CLASS
Ticker: WMBIX
Fund Number: 3160


INVESTMENT OBJECTIVE
The Municipal Bond Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and

   o up to 20% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 8 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                           MUNICIPAL BOND FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






   Calendar Year Total Returns for the Institutional Class/1/
                      as of 12/31 each year
1998    1999     2000    2001    2002    2003    2004     2005    2006    2007
6.69%   -6.48%   3.32%   4.70%   6.47%   6.72%   10.30%   5.01%   5.76%   2.17%


      BEST AND WORST QUARTER
  Best Quarter:       Q3    2004       7.12%
  Worst Quarter:      Q4    1999      -3.59%


          The Fund's year-to-date performance through September 30, 2008, was -3.56%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes             2.17%        5.96%          4.38%
  Returns After Taxes on           2.17%        5.95%          4.37%
  Distributions/2/
  Returns After Taxes on           2.91%        5.77%          4.40%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Institutional Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Investor Class shares, which incepted on October 23, 1986, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Investor Class and Institutional Class shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same expenses.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 10 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.34%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.16%
  TOTAL ANNUAL FUND                    0.50%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.08%
  NET EXPENSES/4/                      0.42%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                $43
   3 Years              $152
   5 Years              $272
  10 Years              $621


                                                          MUNICIPAL BOND FUND 11

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
12/31/1991

INSTITUTIONAL CLASS
Ticker: WSBIX
Fund Number: 3161


INVESTMENT OBJECTIVE
The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 12 SHORT-TERM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                               SHORT-TERM MUNICIPAL BOND FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]





  Calendar Year Total Returns for the Institutional Class/1/
                     as of 12/31 each year
1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
5.55%   1.16%   5.05%   5.17%   5.08%   4.02%   3.21%   2.67%   3.65%   3.96%

      BEST AND WORST QUARTER
  Best Quarter:       Q2    2002       1.99%
  Worst Quarter:      Q2    1999      -0.77%


          The Fund's year-to-date performance through September 30, 2008, was 0.60%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes             3.96%        3.50%          3.94%
  Returns After Taxes on           3.96%        3.50%          3.94%
  Distributions/2/
  Returns After Taxes on           3.96%        3.50%          3.96%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS COMPOSITE         4.68%        2.51%          3.71%
1- AND 3-YEAR MUNICIPAL BON  D
  INDEX/3/
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS 3-YEAR            5.00%        2.67%          3.99%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Institutional Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Investor Class shares, which incepted on December 31, 1991, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. The Investor Class shares annual returns are substantially similar to what the Institutional Class shares annual returns would be because the Investor Class and Institutional Class shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same expenses.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index, which is a blended index weighted 50% in the Lehman Brothers 1-Year Municipal Bond Index (the 1-2 year component of the Lehman Brothers Municipal Bond Index), and 50% in the Lehman Brothers 3-Year Municipal Bond Index (the 2-4 year component of the Lehman Brothers Municipal Bond Index). The Fund previously compared its performance to the Lehman Brothers 3-Year Municipal Bond Index. That index is the 2-4 year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. Both the previous and current indexes have similar credit profiles that are comparable to that of the Fund. However, in comparison to the previous index, the duration of the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index more closely resembles the typical duration of the Fund's portfolio. Accordingly, the current index more precisely represents the interest rate risk to which the Fund is subject. You cannot invest directly in an index.


 14 SHORT-TERM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.34%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.16%
  TOTAL ANNUAL FUND                    0.50%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.10%
  NET EXPENSES/4/                      0.40%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                $41
   3 Years              $150
   5 Years              $270
  10 Years              $619


                                               SHORT-TERM MUNICIPAL BOND FUND 15

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
11/30/1995

INSTITUTIONAL CLASS
Ticker: SMAIX
Fund Number: 3107


INVESTMENT OBJECTIVE
The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 16 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]





          Calendar Year Total Returns for the Institutional Class/1/
                             as of 12/31 each year
1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
4.57%   3.00%   4.06%   3.27%   3.32%   2.55%   0.88%   2.69%   3.70%   4.35%

           BEST AND WORST QUARTER
  Best Quarter:       Q3    2000       1.41%
  Worst Quarter:      Q4    2004      -0.14%


          The Fund's year-to-date performance through September 30, 2008, was 2.67%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INSTITUTIONAL CLASS/1/
  Returns Before Taxes             4.35%        2.83%          3.23%
  Returns After Taxes on           4.35%        2.83%          3.23%
  Distributions/2/
  Returns After Taxes on           4.35%        2.89%          3.30%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS 1-YEAR            4.37%        2.36%          3.44%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Institutional Class shares incepted on July 31, 2000. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 18 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.21%
  TOTAL ANNUAL FUND                    0.56%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.19%
  NET EXPENSES/4/                      0.37%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                $38
   3 Years              $160
   5 Years              $294
  10 Years              $683


                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 19

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK   Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where the Fund agrees to buy a security and where the seller agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual repurchase obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect the value of the security. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations.
                      Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

DERIVATIVES RISK      The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                      For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


 20 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

HIGH YIELD SECURITIES RISK  High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-
                            grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

LEVERAGE RISK               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK              A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK             We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                 The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 21

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Fund strives to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT), some income earned by Fund investments may be subject to such taxes. The Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. Capital gains, whether declared by the Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

 22 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


                                               PORTFOLIO HOLDINGS INFORMATION 23

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended June 30, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

 24 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


JULIO C. BONILLA, CFA             Mr. Bonilla is jointly responsible for managing the Ultra Short-Term Municipal Income
Ultra Short-Term Municipal        Fund, which he has managed since 2007. Mr. Bonilla joined Wells Capital Management
Income Fund                       in 2000 as a portfolio manager for the Money Market Funds management team, and since 2005 has been a principal and senior portfolio manager with the Municipal Fixed
                                  Income Team, specializing in tax-advantage short duration separate account mandates and municipal derivatives trading. Education: B.A., Political Science, University of San
                                  Diego; M.B.A., Finance, Pepperdine University.

WENDY CASETTA                     Ms. Casetta is jointly responsible for managing the Ultra Short-Term Municipal Income
Short-Term                        Fund, which she has managed since 2005, and the Short-Term Municipal Bond Fund,
 Municipal Bond Fund              which she has managed since 2007. Ms. Casetta joined Wells Capital Management in
Ultra Short-Term                  2005 as a portfolio manager with the Municipal Fixed Income Team. Prior to joining
 Municipal Income Fund            Wells Capital Management, Ms. Casetta was with Strong Capital Management, Inc.
                                  where she was a senior research analyst and portfolio manager for the Municipal
                                  Credit Research Team since 1998. Education: B.A., Finance, University of Wisconsin-
                                  Oshkosh; M.B.A., Business Administration, University of North Florida.

LYLE J. FITTERER, CFA, CPA        Mr. Fitterer is responsible for managing the Intermediate Tax/AMT-Free Fund, which he
Intermediate Tax/AMT-Free Fund    has managed since 2001, and the Municipal Bond Fund, which he has managed since
Municipal Bond Fund               2000. He is jointly responsible for managing the Short-Term Municipal Bond Fund and
Short-Term                        the Ultra Short-Term Municipal Income Fund, both of which he has managed since
 Municipal Bond Fund              2000. Mr. Fitterer joined Wells Capital Management in 2005 as the managing director
Ultra Short-Term                  and head of the Municipal Fixed Income Team and the Customized Fixed Income Team.
 Municipal Income Fund            He is also a senior portfolio manager focusing on managing tax-exempt portfolios.
                                  Prior to joining Wells Capital Management, Mr. Fitterer served as director of the
                                  Tax-Exempt Fixed Income Team at Strong Capital Management for five years.
                                  Education: B.S., Accounting, University of North Dakota.

ROBERT J. MILLER                  Mr. Miller is jointly responsible for managing the Municipal Bond Fund and the
Intermediate Tax/AMT-Free Fund    Intermediate Tax/AMT-Free Fund, both of which he has managed since 2008. Mr. Miller
Municipal Bond Fund               joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells
                                  Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American
                                  Century. Education: B.A., Business Administration with an emphasis in finance, San Jose
                                  State University; MBA, New York University Leonard N. Stern School of Business.


DORMANT MULTI-MANAGER ARRANGEMENT

The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 25

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 26 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------


The share price (net asset value per share or NAV) for each Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate each Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of each Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of each Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before each Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.


In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 27

ADDITIONAL PAYMENTS TO DEALERS

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

 28 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $100 million in plan assets;

o Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

o Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

o  Institutions who invest a minimum initial amount of $5 million in a Fund;
   and

o Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.

 INSTITUTIONS PURCHASING
 SHARES DIRECTLY             OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
--------------------------- ----------------------------------------------- ------------------------------------
 By Telephone or Internet   A new account may not be opened by              To buy additional shares or to buy
                            telephone or internet unless the institution    shares in a new Fund:
                            has another Wells Fargo Advantage Fund
                            account. If the institution does not currently  o Call Investor Services at
                            have an account, contact your investment        1-800-222-8222 or
                            representative.
                                                                            o Call 1-800-368-7550 for the
                                                                            automated phone system or

                                                                            o visit our Web site at
                                                                            www.wellsfargo.com/
                                                                            advantagefunds

                                                            HOW TO BUY SHARES 29

 INSTITUTIONS PURCHASING
 SHARES DIRECTLY           OPENING AN ACCOUNT                              ADDING TO AN ACCOUNT
-------------------------- ----------------------------------------------- ---------------------------------------
 By Wire                   o Complete and sign the Institutional Class     To buy additional shares, instruct
                           account application                             your bank or financial institution to
                                                                           use the same wire instructions
                                                                           shown to the left.

                           o Call Investor Services at 1-800-222-8222 for faxing instructions

                           o Use the following wiring instructions:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class )
                           Account Name: Provide your
                           name as registered on the
                           Fund account
-------------------------- ----------------------------------------------- ---------------------------------------
 In Person                 Investors are welcome to visit the Investor     See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls,Wisconsin 53051.
-------------------------- ----------------------------------------------- ---------------------------------------
 Through Your Investment   Contact your investment representative.         Contact your investment
 Representative                                                            representative.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

 30 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES
 DIRECTLY                     TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
 By Telephone /               o To speak with an investor services representative call
 Electronic Funds Transfer    1-800-222-8222 or use the automated phone system at
(EFT)                         1-800-368-7550.

                              o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.

                              o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.

                              o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
----------------------------- ---------------------------------------------------------------------
 By Wire                      o To arrange for a Federal Funds wire, call 1-800-222-8222.

                              o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                              o Redemption proceeds are usually wired to the financial
                              intermediary the following business day.
----------------------------- ---------------------------------------------------------------------
 By Internet                  Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                    Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve,
                              Menomonee Falls,Wisconsin 53051.
----------------------------- ---------------------------------------------------------------------
 Through Your Investment       Contact your investment representative.
  Representative

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments

                                                           HOW TO SELL SHARES 31
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks.
     Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
     Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 32 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:

o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as a vehicle for frequent trading. Purchases or exchanges that the Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to each Fund by increasing expenses or lowering returns. In this regard, the Funds takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Ultra Short-Term Municipal Income Fund,Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

However, because the Ultra Short-Term Municipal Income Fund is often used for short-term investments, it is designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Municipal Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have


                                                       HOW TO EXCHANGE SHARES 33
significant adverse consequences to the Ultra Short-Term Municipal Income Fund or its shareholders. Although the policies adopted by the Ultra Short-Term Municipal Income Fund do not prohibit frequent trading in the Fund, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

 34 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.


                                                             ACCOUNT POLICIES 35

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 36 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------


The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing NAV per share by the amount distributed.


TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT.


Distributions from each Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from each Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.

To the extent a distribution from each Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of each Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of each Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.


Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 37

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following table is intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


 38 FINANCIAL HIGHLIGHTS

INTERMEDIATE TAX/AMT-FREE FUND
(FORMERLY NAMED INTERMEDIATE TAX-FREE FUND)
INSTITUTIONAL CLASS SHARES-COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                    $10.56
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.12
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.02)
                                   ------------------
  Total income from
investment
   operations                                    0.10
                                   ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.12)
  Distributions from net                         0.00
                                   ------------------
  realized gain
  Total distributions                           (0.12)
                                   ------------------
 NET ASSET VALUE, END OF                       $10.54
                                   ==================
  PERIOD
 TOTAL RETURN/2/                                 0.87%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                       $10
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         4.46%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.58%
  Waived fees and reimbursed                    (0.14)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         0.44%
  expenses/3/
  Portfolio turnover rate/4/                       98%



1 For the period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 39

MUNICIPAL BOND FUND

INSTITUTIONAL CLASS SHARES-COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                     $9.19
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.11
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                                0.02
                                    -----------------
  Total income from
investment
   operations                                    0.13
                                    -----------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.11)
  Distributions from net                         0.00
                                    -----------------
  realized gain
  Total distributions                           (0.11)
                                    -----------------
 NET ASSET VALUE, END OF                        $9.21
                                    =================
  PERIOD
 TOTAL RETURN/2/                                 1.45%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                       $10
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         5.02%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.56%
  Waived fees and reimbursed                    (0.12)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         0.44%
  expenses/3/
  Portfolio turnover rate/4/                      144%



1 For the period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 40 FINANCIAL HIGHLIGHTS

SHORT-TERM MUNICIPAL BOND FUND

INSTITUTIONAL CLASS SHARES-COMMENCED ON MARCH 31, 2008

For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                   2008/1/
 NET ASSET VALUE, BEGINNING                     $9.72
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.10
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.04)
                                    -----------------
  Total income from
investment
   operations                                    0.06
                                    -----------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.10)
  Distributions from net                         0.00
                                    -----------------
  realized gain
  Total distributions                           (0.10)
                                    -----------------
 NET ASSET VALUE, END OF                        $9.68
                                    =================
  PERIOD
 TOTAL RETURN/2/                                 0.66%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                       $10
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         4.35%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.54%
  Waived fees and reimbursed                    (0.13)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                                   0.41%
  Portfolio turnover rate/4/                       94%



1 For the period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 41

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
INSTITUTIONAL CLASS SHARES-COMMENCED ON JULY 31, 2000

For a share outstanding throughout each period


                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:              2008           2007           2006          2005/1/           2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $4.76          $4.76          $4.77          $4.83            $4.87            $4.87
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.22           0.19           0.16           0.09             0.12             0.13
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.01)          0.00          (0.01)         (0.06)           (0.04)            0.01
                                    ------         ------         ------         ------          -------          -------
  Total income from
   investment operations              0.21           0.19           0.15           0.03             0.08             0.14
                                    ------         ------         ------         ------          -------          -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.22)         (0.19)         (0.16)         (0.09)           (0.12)           (0.14)
  Distributions from net
   realized gain                      0.00           0.00           0.00           0.00             0.00             0.00
                                    ------         ------         ------         ------          -------          -------
  Total distributions                (0.22)         (0.19)         (0.16)         (0.09)           (0.12)           (0.14)
                                    ------         ------         ------         ------          -------          -------
 NET ASSET VALUE, END OF             $4.75          $4.76          $4.76          $4.77            $4.83            $4.87
                                    ======         ======         ======         ======          =======          =======
  PERIOD
 TOTAL RETURN/2/                      4.47%          3.95%          3.20%          0.67%            1.65%            2.94%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $95,113        $80,326        $91,622        $144,860         $289,641        $577,522
  Ratio of net investment
   income (loss) to average
   net assets/3/                      4.57%          3.87%          3.37%          2.86%            2.45%            2.69%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        0.61%          0.61%          0.59%          0.47%            0.40%            0.37%
  Waived fees and reimbursed
   expenses/3/                       (0.24)%        (0.24)%        (0.22)%        (0.06)%          (0.02)%           0.00%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/3/               0.37%          0.37%          0.37%          0.41%            0.38%            0.37%
  Portfolio turnover rate/4/           191%           123%           128%            47%              72%             128%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each periods, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 42 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                           118MIIT / P1104 11-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                NOVEMBER 1, 2008


                                   Prospectus

                                 Investor Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MUNICIPAL INCOME FUNDS


Intermediate Tax/AMT-Free Fund
(formerly named the Intermediate Tax-Free Fund)


Municipal Bond Fund

Short-Term Municipal Bond Fund

Ultra Short-Term Municipal Income Fund

Wisconsin Tax-Free Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS

INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES



Key Fund Information             3
Intermediate Tax/AMT-Free        4
  Fund
Municipal Bond Fund              8
Short-Term Municipal Bond       12
  Fund
Ultra Short-Term Municipal      16
  Income Fund
Wisconsin Tax-Free Fund         20
Description of Principal        24
  Investment Risks
Portfolio Holdings              27
  Information


--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUND'S ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY




Organization and Management     28
  of the Funds
About Wells Fargo Funds Trust   28
The Investment Adviser          28
The Sub-Adviser and             28
  Portfolio Managers
Dormant Multi-Manager           30
  Arrangement


--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO OPEN AN ACCOUNT, AND BUY, SELL AND EXCHANGE FUND SHARES



Pricing Fund Shares       31
How to Open an Account    32
How to Buy Shares         34
How to Sell Shares        36
How to Exchange Shares    39
Account Policies          41


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS



Distributions                   43
Taxes                           44
Financial Highlights            45
For More Information    Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------


This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.


In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.


--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.

This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

INTERMEDIATE TAX/AMT-FREE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
7/31/2001

INVESTOR CLASS
Ticker: SIMBX
Fund Number: 3269


INVESTMENT OBJECTIVE

The Intermediate Tax/AMT-Free Fund seeks current income exempt from federal income tax.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT); and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax or federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 4 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                INTERMEDIATE TAX/AMT-FREE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






  Calendar Year Total Returns for Investor Class/1/
                as of 12/31 each year
2002       2003       2004       2005       2006       2007
9.90%      6.89%      4.93%      3.00%      4.63%      3.48%


          BEST AND WORST QUARTER
  Best Quarter:       Q2 2002     3.84%
  Worst Quarter:      Q2 2004     -1.48%


          The Fund's year-to-date performance through September 30, 2008, was -1.55%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes                3.48%         4.58%             5.51%
  Returns After Taxes on              3.44%         4.38%             5.33%
  Distributions/2/
  Returns After Taxes on              3.64%         4.35%             5.21%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL            4.46%         3.83%             4.54%
BOND 1-15 YEAR BLEND
  INDEX/3/
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS 7-YEAR               5.06%         3.86%             4.68%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Investor Class shares incepted on July 31, 2001. Returns for the Investor
  Class and Index shown in the Life of Fund column are as of the Fund inception date.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers Municipal Bond 1-15 Year Blend Index, which is the 1-15 Year Blend component of the Lehman Brothers Municipal Bond Index. The Fund previously compared its performance to the Lehman Brothers 7-Year Municipal Bond Index. That index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. In comparison to the previous index, the range of maturities within the Lehman Brothers Municipal Bond 1-15 Year Blend Index is between 1-17 years and in that respect more closely resembles the range of maturities of the Fund's portfolio. You cannot invest directly in an index.

 6 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.64%
  TOTAL ANNUAL FUND                    0.99%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.24%
  NET EXPENSES/4/                      0.75%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $ 77
   3 Years               $ 291
   5 Years               $ 524
  10 Years              $1,191


                                                INTERMEDIATE TAX/AMT-FREE FUND 7

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
10/23/1986

INVESTOR CLASS
Ticker: SXFIX
Fund Number: 3215


INVESTMENT OBJECTIVE
The Municipal Bond Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and

   o up to 20% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 8 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                           MUNICIPAL BOND FUND 9

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






      Calendar Year Total Returns for the Investor Class/1/
                      as of 12/31 each year
1998    1999     2000    2001    2002    2003    2004     2005    2006    2007
6.69%   -6.48%   3.32%   4.70%   6.47%   6.72%   10.30%   5.01%   5.76%   2.17%


         BEST AND WORST QUARTER
  Best Quarter:       Q3 2004     7.12%
  Worst Quarter:      Q4 1999    -3.59%


          The Fund's year-to-date performance through September 30, 2008, was -3.56%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes             2.17%        5.96%          4.38%
  Returns After Taxes on           2.17%        5.95%          4.37%
  Distributions/2/
  Returns After Taxes on           2.91%        5.77%          4.40%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Investor Class shares incepted on October 23, 1986.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 10 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.34%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.60%
  TOTAL ANNUAL FUND                    0.94%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.14%
  NET EXPENSES/4/                      0.80%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $ 82
   3 Years               $ 286
   5 Years               $ 506
  10 Years              $1,142


                                                          MUNICIPAL BOND FUND 11

SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
12/31/1991

INVESTOR CLASS
Ticker: STSMX
Fund Number: 3220


INVESTMENT OBJECTIVE
The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 12 SHORT-TERM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                               SHORT-TERM MUNICIPAL BOND FUND 13

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






     Calendar Year Total Returns for the Investor Class/1/
                     as of 12/31 each year
1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
5.55%   1.16%   5.05%   5.17%   5.08%   4.02%   3.21%   2.67%   3.65%   3.96%



         BEST AND WORST QUARTER
  Best Quarter:       Q2 2002     1.99%
  Worst Quarter:      Q2 1999    -0.77%



          The Fund's year-to-date performance through September 30, 2008, was 0.60%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes             3.96%        3.50%          3.94%
  Returns After Taxes on           3.96%        3.50%          3.94%
  Distributions/2/
  Returns After Taxes on           3.96%        3.50%          3.96%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS COMPOSITE         4.68%        2.51%          3.71%
1- AND 3-YEAR MUNICIPAL BON  D
  INDEX/3/
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS 3-YEAR            5.00%        2.67%          3.99%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Investor Class shares incepted on December 31, 1991.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index, which is a blended index weighted 50% in the Lehman Brothers 1-Year Municipal Bond Index (the 1-2 year component of the Lehman Brothers Municipal Bond Index), and 50% in the Lehman Brothers 3-Year Municipal Bond Index (the 2-4 year component of the Lehman Brothers Municipal Bond Index). The Fund previously compared its performance to the Lehman Brothers 3-Year Municipal Bond Index. That index is the 2-4 year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. Both the previous and current indexes have similar credit profiles that are comparable to that of the Fund. However, in comparison to the previous index, the duration of the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index more closely resembles the typical duration of the Fund's portfolio. Accordingly, the current index more precisely represents the interest rate risk to which the Fund is subject. You cannot invest directly in an index.


 14 SHORT-TERM MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.34%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.56%
  TOTAL ANNUAL FUND                    0.90%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.24%
  NET EXPENSES/4/                      0.66%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $ 67
   3 Years               $ 263
   5 Years               $ 475
  10 Years              $1,086


                                               SHORT-TERM MUNICIPAL BOND FUND 15

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Wendy Casetta
Lyle J. Fitterer, CFA, CPA

FUND INCEPTION:
11/30/1995

INVESTOR CLASS
Ticker: SMUAX
Fund Number: 3230


INVESTMENT OBJECTIVE
The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 16 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 17

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






     Calendar Year Total Returns for the Investor Class/1/
                     as of 12/31 each year
1998    1999    2000    2001    2002    2003    2004    2005    2006    2007
4.57%   3.00%   3.93%   3.14%   2.76%   2.21%   0.74%   2.12%   3.34%   3.99%



         BEST AND WORST QUARTER
  Best Quarter:       Q3 2007     1.28%
  Worst Quarter:      Q1 2004    -0.12%



          The Fund's year-to-date performance through September 30, 2008, was 2.40%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 INVESTOR CLASS/1/
  Returns Before Taxes             3.99%        2.47%          2.97%
  Returns After Taxes on           3.99%        2.47%          2.97%
  Distributions/2/
  Returns After Taxes on           3.99%        2.54%          3.04%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS 1-YEAR            4.37%        2.36%          3.44%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Investor Class shares incepted on November 30, 1995.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers 1-Year Municipal Bond Index is the 1-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 18 ULTRA SHORT-TERM MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.59%
  TOTAL ANNUAL FUND                    0.94%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.22%
  NET EXPENSES/4/                      0.72%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $ 74
   3 Years               $ 278
   5 Years               $ 499
  10 Years              $1,135


                                       ULTRA SHORT-TERM MUNICIPAL INCOME FUND 19

WISCONSIN TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Thomas Stoeckmann

FUND INCEPTION:
4/6/2001

INVESTOR CLASS
Ticker: SWFRX
Fund Number: 3267


INVESTMENT OBJECTIVE
The Wisconsin Tax-Free Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Wisconsin individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT, and;
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Wisconsin individual income tax. Our investment holdings may include municipal securities issued by the state of Wisconsin and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States or any other state that would be exempt from Wisconsin taxes. The Fund may invest in debt obligations issued by Puerto Rico. As part of our investment strategy we may purchase appropriation bonds including municipal leases. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 20 WISCONSIN TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Puerto Rico Municipal Securities Risk
   o Regulatory Risk
   o Wisconsin Municipal Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                      WISCONSIN TAX-FREE FUND 21

--------------------------------------------------------------------------------
PERFORMANCE
The following information shows you how the Fund has performed and illustrates the variability of the Fund's returns over time. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]






Calendar Year Total Returns for
     the Investor Class/1/
     as of 12/31 each year
2002    2003    2004    2005    2006    2007
9.99%   5.63%   4.32%   3.37%   4.56%   3.28%


         BEST AND WORST QUARTER
  Best Quarter:       Q3 2002     4.69%
  Worst Quarter:      Q2 2004    -1.76%


          The Fund's year-to-date performance through September 30, 2008, was -1.59%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       LIFE OF FUND/1/
 INVESTOR CLASS/1/
  Returns Before Taxes             3.28%        4.23%              5.34%
  Returns After Taxes on           3.22%        4.09%              5.24%
  Distributions/2/
  Returns After Taxes on           3.42%        4.13%              5.15%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%              5.04%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 The Investor Class shares incepted on April 6, 2001. Returns for the Investor
  Class and Index shown in the Life of Fund column are as of the Fund inception date.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 22 WISCONSIN TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investment)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.69%
  TOTAL ANNUAL FUND                    1.04%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.29%
  NET EXPENSES/4/                      0.75%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the
  Fund's most recent fiscal year to reflect current fees and expenses.
4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and
   o The Fund's operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                 $ 77
   3 Years               $ 302
   5 Years               $ 546
  10 Years              $1,245


                                                      WISCONSIN TAX-FREE FUND 23

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.



ACTIVE TRADING RISK   Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where the Fund agrees to buy a security and where the seller agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual repurchase obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect the value of the security. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations.
                      Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

DERIVATIVES RISK      The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                      For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.


 24 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

HIGH YIELD SECURITIES RISK  High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-
                            grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

LEVERAGE RISK               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK              A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK             We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

MARKET RISK                 The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 25

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a
                           Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax
                           (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

PUERTO RICO MUNICIPAL      Events in Puerto Rico are likely to affect a Fund's investments in Puerto Rico municipal
SECURITIES RISK            securities. The majority of Puerto Rico's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. Puerto Rico's economy and financial operations parallel the economic cycles of the United States, including its unemployment rate. Certain risks specific to Puerto Rico concern state taxes, e-commerce spending, and underfunded pension liabilities.

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

WISCONSIN MUNICIPAL        The Wisconsin economy relies significantly on its dairy products, motor vehicles, and paper
SECURITIES RISK            products, meat products and small engines industries, and adverse conditions affecting these industries could have a disproportionate effect on Wisconsin municipal securities.

 26 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------


A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Fund's Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.


                                               PORTFOLIO HOLDINGS INFORMATION 27

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


ABOUT WELLS FARGO FUNDS TRUST
The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Fund's operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.


THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Fund's annual report for the fiscal year ended June 30, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

 28 ORGANIZATION AND MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED(Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.



JULIO C. BONILLA, CFA             Mr. Bonilla is jointly responsible for managing the Ultra Short-Term Municipal Income
Ultra Short-Term Municipal        Fund, which he has managed since 2007. Mr. Bonilla joined Wells Capital Management
Income Fund                       in 2000 as a portfolio manager for the Money Market Funds management team, and since 2005 has been a principal and senior portfolio manager with the Municipal Fixed
                                  Income Team, specializing in tax-advantage short duration separate account mandates and municipal derivatives trading. Education: B.A., Political Science, University of San
                                  Diego; M.B.A., Finance, Pepperdine University.

WENDY CASETTA                     Ms. Casetta is jointly responsible for managing the Ultra Short-Term Municipal Income
Short-Term Municipal              Fund, which she has managed since 2005, and the Short-Term Municipal Bond Fund,
 Bond Fund                        which she has managed since 2007. Ms. Casetta joined Wells Capital Management in
Ultra Short-Term                  2005 as a portfolio manager with the Municipal Fixed Income Team. Prior to joining
 Municipal Income Fund            Wells Capital Management, Ms. Casetta was with Strong Capital Management, where she was a senior research analyst and portfolio manager for the Municipal Credit
                                  Research Team since 1998. Education: B.A., Finance, University of Wisconsin-Oshkosh;
                                  M.B.A., Business Administration, University of North Florida.

LYLE J. FITTERER, CFA, CPA        Mr. Fitterer is jointly responsible for managing the Intermediate Tax/AMT-Free Fund
Intermediate Tax/AMT-Free Fund    and the Wisconsin Tax-Free Fund, both of which he has managed since 2001, as well as
Municipal Bond Fund               the Municipal Bond Fund, Short-Term Municipal Bond Fund and the Ultra Short-Term
Short-Term Municipal              Municipal Income Fund, which he has managed since 2000. Mr. Fitterer joined Wells
 Bond Fund                        Capital Management in 2005 as the managing director and head of the Municipal
Ultra Short-Term                  Fixed Income Team and the Customized Fixed Income Team. He is also a senior
 Municipal Income Fund            portfolio manager focusing on managing tax-exempt portfolios. Prior to joining Wells
Wisconsin Tax-Free Fund           Capital Management, Mr. Fitterer served as director of the Tax-Exempt Fixed Income
                                  Team at Strong Capital Management for five years. Education: B.S., Accounting,
                                  University of North Dakota.

ROBERT J. MILLER                  Mr. Miller is jointly responsible for managing the Municipal Bond Fund and the
Intermediate Tax/AMT-Free Fund    Intermediate Tax/AMT-Free Fund, both of which he has managed since 2008. Mr. Miller
Municipal Bond Fund               joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells
                                  Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American
                                  Century. Education: B.A., Business Administration with an emphasis in finance, San Jose
                                  State University; MBA, New York University Leonard N. Stern School of Business.

THOMAS STOECKMANN                 Mr. Stoeckmann is jointly responsible for managing the Wisconsin Tax-Free Fund, which
Wisconsin Tax-Free Fund           he has managed since 2005. Mr. Stoeckmann joined Wells Capital Management 2005 as a senior research analyst on the Municipal Fixed Income Team, specializing in transportation, education and project finance. Prior to joining Wells Capital
                                  Management, Mr. Stoeckmann served as a municipal research analyst for Strong
                                  Capital Management since 1996. Education: B.A., Financial Management, Bob Jones
                                  University; M.B.A., Business Administration-Finance, Marquette University.


                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 29

DORMANT MULTI-MANAGER ARRANGEMENT

The Board has adopted a "multi-manager" arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.


Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

 30 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------

The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 31

HOW TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

You can open a WELLS FARGO ADVANTAGE FUNDS account through any of the following means:

   o directly with the Fund. Complete a WELLS FARGO ADVANTAGE FUNDS application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

   o through a brokerage account with an approved selling agent; or

   o through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

ADDITIONAL PAYMENTS TO DEALERS

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling


 32 HOW TO OPEN AN ACCOUNT
agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.


                                                       HOW TO OPEN AN ACCOUNT 33

HOW TO BUY SHARES
--------------------------------------------------------------------------------

This section explains how you can buy shares directly from WELLS FARGO ADVANTAGE FUNDS. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.


 MINIMUM INVESTMENTS         INITIAL PURCHASE                                   SUBSEQUENT PURCHASES
--------------------------- -------------------------------------------------- -------------------------------------
 Regular accounts            $2,500                                             $100
 IRAs, IRA rollovers, Roth   $1,000                                             $100
  IRAs
 UGMA/UTMA accounts          $1,000                                             $50
 Employer Sponsored          no minimum                                         no minimum
 Retirement Plans

 BUYING SHARES               OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
--------------------------- -------------------------------------------------- -------------------------------------
 By Internet                You may open an account online and fund            o To buy additional shares or buy
                            your account with an Electronic Funds              shares of a new Fund, visit
                            Transfer from your bank account, by Federal        www.wellsfargo.com/
                            Wire, or by sending us a check. Visit              advantagefunds.
                            www.wellsfargo.com/advantagefunds.
                                                                               o Subsequent online purchases
                                                                               have a minimum of $100 and a
                                                                               maximum of $100,000. You may
                                                                               be eligible for an exception to
                                                                               this maximum. Please call
                                                                               Investor Services at
                                                                               1-800-222-8222 for more
                                                                               information.
--------------------------- -------------------------------------------------- -------------------------------------
 By Mail                    o Complete and sign your account                   o Enclose a voided check (for
                            application.                                       checking accounts) or a deposit
                                                                               slip (savings accounts).
                            o Mail the application with your check made        Alternatively, include a note
                            payable to the Fund to Investor Services at:       with your name, the Fund name,
                                                                               and your account number.

                                              REGULAR MAIL                     o Mail the deposit slip or note
                            -------------------------------------------------- with your check made payable
                                      WELLS FARGO ADVANTAGE FUNDS              to the Fund to the address on
                                              P.O. Box 8266                    the left.
                                         Boston, MA 02266-8266

                                             OVERNIGHT ONLY
                            --------------------------------------------------
                                      WELLS FARGO ADVANTAGE FUNDS
                                   c/o Boston Financial Data Services
                                              30 Dan Road
                                         Canton, MA 02021-2809
--------------------------- -------------------------------------------------- -------------------------------------
 By Telephone               A new account may not be opened by                 To buy additional shares or to buy
                            telephone unless you have another Wells            shares of a new Fund call:
                            Fargo Advantage Fund account with your             o Investor Services at
                            bank information on file. If you do not            1-800-222-8222 or
                            currently have an account, refer to the section    o 1-800-368-7550 for the
                            on buying shares by mail or wire.                  automated phone system.


 34 HOW TO BUY SHARES

 BUYING SHARES              OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
-------------------------- ---------------------------------------------- -------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls,Wisconsin 53051.
-------------------------- ---------------------------------------------- -------------------------------------
 By Wire                   o Complete, sign and mail your account         To buy additional shares, instruct
                           application (refer to the section on buying    your bank or financial institution to
                           shares by mail)                                use the same wire instructions
                                                                          shown to the left.

                           o Provide the following instructions to your
                           financial institution:
                           State Street Bank & Trust
                           Boston, MA
                           Bank Routing Number: ABA 011000028
                           Wire Purchase Account: 9905-437-1
                           Attention: WELLS FARGO ADVANTAGE FUNDS
                           (Name of Fund, Account
                           Number and any applicable
                           share class)
                           Account Name: Provide your
                           name as registered on the
                           Fund account
-------------------------- ---------------------------------------------- -------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
 Representative                                                           representative.

GENERAL NOTES FOR BUYING SHARES

   o PROPER FORM. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

   o U.S. DOLLARS ONLY. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

   o INSUFFICIENT FUNDS. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

   o NO FUND NAMED. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o MINIMUM INITIAL AND SUBSEQUENT INVESTMENT WAIVERS. We allow a reduced minimum initial investment of $100 if you sign up for at least a $100 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                            HOW TO BUY SHARES 35

HOW TO SELL SHARES
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with WELLS FARGO ADVANTAGE FUNDS. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.


 SELLING SHARES       TO SELL SOME OR ALL OF YOUR SHARES
-------------------- ----------------------------------------------------------------------
 Minimum Redemption   $100 (or remainder of account balance)
-------------------- ----------------------------------------------------------------------
 By Internet         Visit our Web site at www.wellsfargo.com/advantagefunds.
                     Redemptions requested online are limited to a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
-------------------- ----------------------------------------------------------------------
 By Mail             o Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the
                     dollar amount you wish to receive (or write "Full Redemption"
                     to redeem your remaining account balance) to the address
                     below.

                     o Make sure all account owners sign the request exactly as their names appear on the account application.

                     o A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").

                                                  REGULAR MAIL
                     ----------------------------------------------------------------------
                                          WELLS FARGO ADVANTAGE FUNDS
                                                 P.O. Box 8266
                                             Boston, MA 02266-8266

                                                OVERNIGHT ONLY
                     ----------------------------------------------------------------------
                                          WELLS FARGO ADVANTAGE FUNDS
                                      c/o Boston Financial Data Services
                                                  30 Dan Road
                                             Canton, MA 02021-2809
-------------------- ----------------------------------------------------------------------
 By Wire             o To arrange for a Federal Funds wire, call 1-800-222-8222.

                     o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                     o Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                     o There is a $10 fee for each request.
-------------------- ----------------------------------------------------------------------
 In Person           Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls,
                     Wisconsin 53051.


 36 HOW TO SELL SHARES

 SELLING SHARES              TO SELL SOME OR ALL OF YOUR SHARES
--------------------------- ------------------------------------------------------------------
 By Telephone /             o Call an Investor Services representative at 1-800-222-8222 or
 Electronic Funds Transfer  use the automated phone system 1-800-368-7550.
(EFT)

                            o Telephone privileges are automatically made available to you unless you specifically decline them on your account
                            application or subsequently in writing.

                            o Redemption requests may not be made by phone if the
                            address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                            o A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days)
                            or transferred to a linked bank account.

                            o Transfers made to a Wells Fargo Bank account are made
                            available sooner than transfers to an unaffiliated institution.

                            o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                            market funds, and next day for all other WELLS FARGO ADVANTAGE
                            FUNDS.

                            o Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.
                            NOTE: Telephone transactions such as redemption requests
                            made over the phone generally require only one of the
                            account owners to call unless you have instructed us
                            otherwise.
--------------------------- ------------------------------------------------------------------
 Through Your Investment    Contact your investment representative.
  Representative

GENERAL NOTES FOR SELLING SHARES

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

   o FORM OF REDEMPTION PROCEEDS. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o WIRE FEES. Typically, there is a $10 fee for wiring funds, however we reserve the right to waive any such fee for shareholders with account balances in excess of $100,000. Please contact your bank to find out about any charges they may assess for an incoming wire transfer.

                                                           HOW TO SELL SHARES 37

   o TELEPHONE/INTERNET REDEMPTIONS. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

   o MEDALLION GUARANTEES. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

 38 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:


o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.


o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.


o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.


o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Ultra Short-Term Municipal Income Fund,Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.

However, because the Ultra Short-Term Municipal Income Fund is often used for short-term investments, it is designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the Ultra Short-Term Municipal Income Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Ultra Short-Term Municipal Income Fund or its shareholders. Although the policies


                                                       HOW TO EXCHANGE SHARES 39
adopted by the Ultra Short-Term Municipal Income Fund do not prohibit frequent trading in the Fund, Funds Management will seek to prevent an investor from utilizing the Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.


 40 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

AUTOMATIC PLANS
These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

o AUTOMATIC INVESTMENT PLAN - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

o AUTOMATIC EXCHANGE PLAN - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

o SYSTEMATIC WITHDRAWAL PLAN - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:
   o must have a Fund account valued at $10,000 or more;
   o must have your distributions reinvested; and
   o may not simultaneously participate in the Automatic Investment Plan, except for the Ultra Short-Term Municipal Income Fund.

o PAYROLL DIRECT DEPOSIT - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.


CHECK WRITING
Check writing is offered for the Investor Class shares of the Short-Term Municipal Bond and Ultra Short-Term Municipal Income Funds. Checks written on your account are subject to the terms and conditions found in the front of the book of checks. Sign up for free check writing when you open your account or call 1-800-222-8222 to add it to an existing account. Check redemptions must be for a minimum of $500. Checks will only be honored if written against purchases made more than seven days before the check is presented for payment. Checks may not be written to close an account.


HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement

                                                             ACCOUNT POLICIES 41
plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.


STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 42 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------


The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.


We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

o AUTOMATIC REINVESTMENT OPTION - Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

o CHECK PAYMENT OPTION - Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

o BANK ACCOUNT PAYMENT OPTION - Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

o DIRECTED DISTRIBUTION PURCHASE OPTION - Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                DISTRIBUTIONS 43

TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally will not be subject to Wisconsin individual income tax on distributions from the Wisconsin Tax-Free Fund to the extent such distributions are attributable to the Fund's Wisconsin state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Wisconsin AMT.

Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.


To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

 44 TAXES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Fund's financial statements, is also contained in each Fund's annual report, a copy of which is available upon request.


                                                         FINANCIAL HIGHLIGHTS 45

INTERMEDIATE TAX/AMT-FREE FUND
(FORMERLY NAMED INTERMEDIATE TAX-FREE FUND)

INVESTOR CLASS SHARES-COMMENCED ON JULY 31, 2001
For a share outstanding throughout each period


                                   JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,      OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:               2008            2007           2006          2005/1/          2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $10.60          $10.55          $10.81         $11.02          $10.78           $10.48
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.44            0.39            0.37           0.24            0.39             0.41
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.05)           0.07           (0.24)          0.03            0.29             0.30
                                   -------         -------         -------        -------        --------         --------
  Total income from
   investment operations              0.39            0.46            0.13           0.27            0.68             0.71
                                   -------         -------         -------        -------        --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.44)          (0.39)          (0.37)         (0.24)          (0.39)           (0.41)
  Distributions from net
   realized gain                     (0.02)          (0.02)          (0.02)         (0.24)          (0.05)            0.00
                                   -------         -------         -------        -------        --------         --------
  Total distributions                (0.46)          (0.41)          (0.39)         (0.48)          (0.44)           (0.41)
                                   -------         -------         -------        -------        --------         --------
 NET ASSET VALUE, END OF            $10.53          $10.60          $10.55         $10.81          $11.02           $10.78
                                   =======         =======         =======        =======        ========         ========
  PERIOD
 TOTAL RETURN/2/                      3.67%           4.41%           1.22%          2.56%           6.44%            6.84%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $460,702        $313,361        $90,623        $71,870         $41,936          $50,890
  Ratio of net investment
   income (loss) to average
   net assets/3/                      4.07%           3.66%           3.53%          3.32%           3.60%            3.76%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        1.16%           1.23%           1.32%          1.21%           1.15%            1.16%
  Waived fees and reimbursed
   expenses/3/                       (0.41)%         (0.48)%         (0.57)%        (0.62)%         (0.66)%          (0.73)%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/3/               0.75%           0.75%           0.75%          0.59%           0.49%            0.43%
  Portfolio turnover rate/4/            98%             78%            102%            57%             95%             190%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 46 FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
INVESTOR CLASS SHARES-COMMENCED ON OCTOBER 23, 1986
For a share outstanding throughout each period


                                   JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,       OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:               2008            2007            2006          2005/1/           2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $9.50           $9.41           $9.60           $9.47            $8.89            $8.73
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.42            0.40            0.40            0.27             0.42             0.39
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.29)           0.11           (0.19)           0.13             0.58             0.17
                                    ------          ------          ------          ------          -------          -------
  Total income from
   investment operations              0.13            0.51            0.21            0.40             1.00             0.56
                                    ------          ------          ------          ------          -------          -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.42)          (0.40)          (0.40)          (0.27)           (0.42)           (0.40)
  Distributions from net
   realized gain                      0.00           (0.02)           0.00            0.00             0.00             0.00
                                    ------          ------          ------          ------          -------          -------
  Total distributions                (0.42)          (0.42)          (0.40)          (0.27)           (0.42)           (0.40)
                                    ------          ------          ------          ------          -------          -------
 NET ASSET VALUE, END OF             $9.21           $9.50           $9.41           $9.60            $9.47            $8.89
                                    ======          ======          ======          ======          =======          =======
  PERIOD
 TOTAL RETURN/2/                      1.41%           5.43%           2.25%           4.31%           11.52%            6.52%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $248,426        $248,692        $200,297        $201,608         $185,717        $209,152
  Ratio of net investment
   income (loss) to average
   net assets/3/                      4.46%           4.16%           4.25%           4.32%            4.72%            4.40%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        1.16%           1.24%           1.25%           0.98%            0.84%            0.81%
  Waived fees and reimbursed
   expenses/3/                       (0.36)%         (0.44)%         (0.45)%         (0.18)%          (0.03)%           0.00%
  Ratio of expenses to
average
   net assets after waived
   fees and expenses/3/               0.80%           0.80%           0.80%           0.80%            0.81%            0.81%
  Portfolio turnover rate/4/           144%            107%            136%             68%             100%             121%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 47

SHORT-TERM MUNICIPAL BOND FUND
INVESTOR CLASS SHARES-COMMENCED ON DECEMBER 31, 1991
For a share outstanding throughout each period


                                   JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,       OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:               2008            2007            2006          2005/1/           2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $9.74           $9.74           $9.83           $9.85            $9.83            $9.72
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.40            0.36            0.33            0.20             0.31             0.35
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.07)           0.00           (0.09)          (0.02)            0.02             0.11
                                    ------          ------          ------          ------          -------          -------
  Total income from
   investment operations              0.33            0.36            0.24            0.18             0.33             0.46
                                    ------          ------          ------          ------          -------          -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.40)          (0.36)          (0.33)          (0.20)           (0.31)           (0.35)
  Distributions from net
   realized gain                      0.00            0.00            0.00         0.00/5/             0.00             0.00
                                    ------          ------          ------        --------          -------          -------
  Total distributions                (0.40)          (0.36)          (0.33)          (0.20)           (0.31)           (0.35)
                                    ------          ------          ------        --------          -------          -------
 NET ASSET VALUE, END OF             $9.67           $9.74           $9.74           $9.83            $9.85            $9.83
                                    ======          ======          ======        ========          =======          =======
  PERIOD
 TOTAL RETURN/2/                      3.43%           3.76%           2.49%           1.87%            3.37%            4.82%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $796,199        $674,631        $637,443        $657,403         $484,450        $644,324
  Ratio of net investment
   income (loss) to average
   net assets/3/                      4.06%           3.70%           3.40%           3.07%            3.12%            3.57%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        1.10%           1.15%           1.15%           0.87%            0.69%            0.64%
  Waived fees and reimbursed
   expenses/3/                       (0.44)%         (0.49)%         (0.49)%         (0.21)%          (0.03)%           0.00%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.66%           0.66%           0.66%           0.66%            0.66%            0.64%
  Portfolio turnover rate/4/            94%            126%            129%             75%              69%              84%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

5 Amount calculated is less than $0.005.

 48 FINANCIAL HIGHLIGHTS

ULTRA SHORT-TERM MUNICIPAL INCOME FUND
INVESTOR CLASS SHARES-COMMENCED ON NOVEMBER 30, 1995
For a share outstanding throughout each period


                                 JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,     OCTOBER 31,     OCTOBER 31,
 FOR THE PERIOD ENDED:             2008          2007          2006        2005/1/         2004            2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                             $4.76         $4.76         $4.77         $4.83          $4.87             $4.88
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.20          0.16          0.14          0.08           0.10              0.12
  (loss)
  Net realized and unrealized
   gain (loss) on investments      (0.01)         0.01         (0.01)        (0.06)         (0.04)             0.00
                                  ------        ------        ------        ------        -------           -------
  Total income from
   investment operations            0.19          0.17          0.13          0.02           0.06              0.12
                                  ------        ------        ------        ------        -------           -------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income               (0.20)        (0.17)        (0.14)        (0.08)         (0.10)            (0.13)
  Distributions from net
   realized gain                    0.00          0.00          0.00          0.00           0.00              0.00
                                  ------        ------        ------        ------        -------           -------
  Total distributions              (0.20)        (0.17)        (0.14)        (0.08)         (0.10)            (0.13)
                                  ------        ------        ------        ------        -------           -------
 NET ASSET VALUE, END OF           $4.75         $4.76         $4.76         $4.77          $4.83             $4.87
                                  ======        ======        ======        ======        =======           =======
  PERIOD
 TOTAL RETURN/2/                    4.10%         3.59%         2.84%         0.44%          1.30%             2.38%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                        $746,639      $340,682      $419,465      $556,121       $881,337       $1,401,082
  Ratio of net investment
   income (loss) to average
   net assets/3/                    4.20%         3.52%         3.02%         2.53%          2.11%             2.39%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                      1.16%         1.23%         1.22%         0.90%          0.75%             0.70%
  Waived fees and reimbursed
   expenses/3/                     (0.44)%       (0.51)%       (0.50)%       (0.14)%        (0.02)%            0.00%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                      0.72%         0.72%         0.72%         0.76%          0.73%             0.70%
  Portfolio turnover rate/4/         191%          123%          128%           47%            72%              128%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include and sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 49

WISCONSIN TAX-FREE FUND
INVESTOR CLASS SHARES-COMMENCED ON APRIL 6, 2001
For a share outstanding throughout each period


                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,      OCTOBER 31,      OCTOBER 31,
 FOR THE PERIOD ENDED:              2008           2007           2006          2005/1/          2004             2003
 NET ASSET VALUE, BEGINNING
OF
PERIOD                              $10.44         $10.38         $10.70         $10.80          $10.69           $10.56
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income               0.38           0.38           0.38           0.28            0.44             0.44
  (loss)
  Net realized and unrealized
   gain (loss) on investments        (0.05)          0.11          (0.29)          0.06            0.16             0.13
                                   -------        -------        -------        -------        --------         --------
  Total income from
   investment operations              0.33           0.49           0.09           0.34            0.60             0.57
                                   -------        -------        -------        -------        --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                 (0.38)         (0.38)         (0.38)         (0.28)          (0.44)           (0.44)
  Distributions from net
   realized gain                     (0.02)         (0.05)         (0.03)         (0.16)          (0.05)            0.00
                                   -------        -------        -------        -------        --------         --------
  Total distributions                (0.40)         (0.43)         (0.41)         (0.44)          (0.49)           (0.44)
                                   -------        -------        -------        -------        --------         --------
 NET ASSET VALUE, END OF            $10.37         $10.44         $10.38         $10.70          $10.80           $10.69
                                   =======        =======        =======        =======        ========         ========
  PERIOD
 TOTAL RETURN/2/                      2.95%          4.77%          0.82%          3.26%           5.69%            5.45%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                          $88,130        $68,745        $58,974        $53,648         $48,109          $67,494
  Ratio of net investment
   income (loss) to average
   net assets/3/                      3.57%          3.61%          3.62%          3.96%           4.09%            4.08%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                        1.22%          1.30%          1.41%          1.22%           1.17%            1.13%
  Waived fees and reimbursed
   expenses/3/                       (0.47)%        (0.55)%        (0.66)%        (0.71)%         (0.77)%          (0.82)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                        0.75%          0.75%          0.75%          0.51%           0.40%            0.31%
  Portfolio turnover rate/4/           102%            51%           111%            24%             17%              54%



1 In 2005, the Fund changed its fiscal year-end from October 31 to June 30.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.^


 50 FINANCIAL HIGHLIGHTS

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                             118MIIV/P1106 11-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                NOVEMBER 1, 2008


                                   Prospectus

                              Administrator Class

WELLS FARGO ADVANTAGE FUNDS (Reg. TM) -  MUNICIPAL INCOME FUNDS

California Limited-Term Tax-Free Fund

California Tax-Free Fund

Colorado Tax-Free Fund


Intermediate Tax/AMT-Free Fund
(formerly named the Intermediate Tax-Free Fund)


Minnesota Tax-Free Fund

Municipal Bond Fund


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, WELLS FARGO BANK, N.A., ITS AFFILIATES OR ANY OTHER DEPOSITORY INSTITUTION. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

THE FUNDS

INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING, INCLUDING:
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS, PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, PERFORMANCE HISTORY, FEES AND EXPENSES



Key Fund Information             3
California Limited-Term          4
  Tax-Free Fund
California Tax-Free Fund         8
Colorado Tax-Free Fund          12
Intermediate Tax/AMT-Free       17
  Fund
Minnesota Tax-Free Fund         21
Municipal Bond Fund             25
Description of Principal        29
  Investment Risks
Portfolio Holdings              32
  Information


--------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT OF THE
FUNDS
INFORMATION ABOUT THE FUNDS' ORGANIZATION AND THE COMPANIES MANAGING YOUR MONEY




Organization and Management     33
  of the Funds
About Wells Fargo Funds Trust   33
The Investment Adviser          33
The Sub-Adviser and             33
  Portfolio Managers
Dormant Multi-Manager           36
  Arrangement


--------------------------------------------------------------------------------


YOUR ACCOUNT
INFORMATION ABOUT HOW FUND SHARES ARE PRICED AND HOW TO BUY, SELL AND EXCHANGE FUND SHARES



Pricing Fund Shares       37
How to Buy Shares         39
How to Sell Shares        41
How to Exchange Shares    43
Account Policies          45


--------------------------------------------------------------------------------


OTHER INFORMATION
INFORMATION ABOUT DISTRIBUTIONS, TAXES AND FINANCIAL HIGHLIGHTS



Distributions                   47
Taxes                           47
Financial Highlights            48
For More Information    Back Cover


Please find WELLS FARGO ADVANTAGE FUNDS' PRIVACY POLICY inside the back cover of this Prospectus.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202)371-8300.

KEY FUND INFORMATION
--------------------------------------------------------------------------------


This Prospectus contains information about certain Funds within the WELLS FARGO ADVANTAGE FUNDS (Reg. TM) family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENTS AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

o  what the Fund is trying to achieve;

o  how we intend to invest your money; and

o what makes the Fund different from the other Funds offered in this Prospectus.


This section also provides a summary of each Funds' principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy for each of the Funds in this Prospectus concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.


--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                          KEY FUND INFORMATION 3

CALIFORNIA LIMITED-TERM TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Julio C. Bonilla, CFA
Stephen Galiani

FUND INCEPTION:
11/18/1992

ADMINISTRATOR CLASS
Ticker: SCTIX
Fund Number: 633


INVESTMENT OBJECTIVE
The California Limited-Term Tax-Free Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities that pay interest exempt from federal income tax, including federal AMT, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations, as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 2 and 7 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning, as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 4 CALIFORNIA LIMITED-TERM TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o California Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                         CALIFORNIA LIMITED-TERM TAX-FREE FUND 5

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]

                        Calendar Year Total Returns for the Administrator Class/1/
                                          as of 12/31 each year
1998       1999       2000       2001       2002       2003       2004       2005       2006       2007
5.53%      0.15%      7.00%      4.37%      6.20%      2.64%      2.82%      1.63%      3.57%      3.29%

             BEST AND WORST QUARTER
  Best Quarter:       Q3    2002       3.04%
  Worst Quarter:      Q2    1999       -1.60%


          The Fund's year-to-date performance through September 30, 2008, was 0.72%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                      1 YEAR        5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
    Returns Before Taxes              3.29%         2.79%         3.70%
    Returns After Taxes on            3.29%         2.74%         3.63%
  Distributions/2/
    Returns After Taxes on            3.50%         2.81%         3.63%
  Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS 3-YEAR               5.00%         2.67%         3.99%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Administrator Class shares incepted on September 6, 1996.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers 3-Year Municipal Bond Index is the 3-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 6 CALIFORNIA LIMITED-TERM TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.51%
  Acquired Fund Fees and               0.01%
  Expenses/3/
  TOTAL ANNUAL FUND                    0.87%
  OPERATING EXPENSES/4,5/
  Fee Waivers                          0.26%
  NET EXPENSES/4,6,7/                  0.61%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.
4 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which does not reflect changes in operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 Expenses have been adjusted as necessary from amounts incurred during the
  Fund's most recent fiscal year to reflect current fees and expenses.
6 The net operating expense ratio shown here include the expenses of any money market fund or other fund held by the Fund.


7 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, , excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratio of 0.60%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $62
   3 Years                $252
   5 Years                $457
  10 Years              $1,049


                                         CALIFORNIA LIMITED-TERM TAX-FREE FUND 7

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Stephen Galiani

FUND INCEPTION:
10/06/1988

ADMINISTRATOR CLASS
Ticker: SGCAX
Fund Number: 632


INVESTMENT OBJECTIVE
The California Tax-Free Fund seeks current income exempt from federal income tax and California individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and California individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and California individual income tax. Our investment holdings may include municipal securities issued by the state of California and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 8 CALIFORNIA TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o California Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                      CALIFORNIA TAX-FREE FUND 9

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]


   Calendar Year Total Returns for the Administrator Class/1/
                      as of 12/31 each year
1998    1999     2000     2001    2002    2003    2004    2005    2006    2007
6.87%   -3.55%   13.77%   4.47%   7.73%   4.70%   5.10%   4.93%   5.07%   2.23%


           BEST AND WORST QUARTER
  Best Quarter:       Q3    2002       4.93%
  Worst Quarter:      Q2    2004      -2.42%


          The Fund's year-to-date performance through September 30, 2008, was -4.38%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes             2.23%        4.40%          5.05%
  Returns After Taxes on           2.19%        4.28%          4.94%
  Distributions/2/
  Returns After Taxes on           3.14%        4.41%          4.99%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Administrator Class shares incepted on December 15, 1997.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 10 CALIFORNIA TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.44%
  TOTAL ANNUAL FUND                    0.79%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.24%
  NET EXPENSES/4/                      0.55%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                $56
   3 Years              $228
   5 Years              $415
  10 Years              $956


                                                     CALIFORNIA TAX-FREE FUND 11

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Stephen Galiani
Adrian Van Poppel

FUND INCEPTION:
6/01/1993
ADMINISTRATOR CLASS
Ticker: NCOTX

Fund Number: 73


INVESTMENT OBJECTIVE
The Colorado Tax-Free Fund seeks current income exempt from federal income tax and Colorado individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Colorado individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Colorado individual income tax. Our investment holdings may include municipal securities issued by the state of Colorado and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

 12 COLORADO TAX-FREE FUND

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Colorado Municipal Securities Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


                                                       COLORADO TAX-FREE FUND 13

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]


            Calendar Year Total Returns for the Administrator Class/1/
                              as of 12/31 each year
1998    1999     2000     2001    2002     2003    2004    2005    2006    2007
6.14%   -5.39%   13.62%   5.38%   10.29%   4.85%   4.03%   3.27%   4.51%   2.70%


           BEST AND WORST QUARTERS
  Best Quarter:       Q3    2002       5.89%
  Worst Quarter:      Q2    1999      -2.30%


          The Fund's year-to-date performance through September 30, 2008, was -4.00%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes             2.70%        3.87%          4.83%
  Returns After Taxes on           2.69%        3.87%          4.82%
  Distributions/2/
  Returns After Taxes on           3.32%        3.97%          4.84%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Administrator Class shares incepted on August 23, 1993.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

 14 COLORADO TAX-FREE FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


 ANNUAL FUND OPERATING
EXPENSES
(expenses that are deducted
  from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Total Other Expenses                 0.53%
   Interest and Related                0.04%
Expenses from Inverse
  Floaters/2/
   Other Expenses/3/                   0.49%
  Acquired Fund Fees and               0.01%
  Expenses/4/
  TOTAL ANNUAL FUND                    0.89%
  OPERATING EXPENSES/5,6/
  Fee Waivers                          0.24%
  NET EXPENSES/5,7,8/                  0.65%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 "Interest and Related Expenses from Inverse Floaters" include certain expenses and fees related to the Fund's investments in inverse floaters. Under accounting rules, certain of those expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund. Accounting rules also require the Fund to recognize additional income in an amount that directly corresponds to these expenses. Therefore, the Fund's net asset values per share and total returns have not been affected by these additional expenses. These expenses affect the amount of the Fund's Total Other Expenses and Total Annual Fund Operating Expenses in the table above and the Example of Expenses below.

3 Includes expenses payable to affiliates of Wells Fargo & Company.
4 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which does not reflect changes in operating expenses of the Fund and does not include expenses of any Acquired Fund.
6 Expenses have been adjusted as necessary from amounts incurred during the
  Fund's most recent fiscal year to reflect current fees and expenses.
7 The net operating expense ratio shown here include the interest and related expenses from inverse floaters and the expenses of any money market fund or other fund held by the Fund.
8 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses, interest and related expenses from inverse floaters and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratio of 0.60%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


                                                       COLORADO TAX-FREE FUND 15

EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                  $66
   3 Years                $260
   5 Years                $470
  10 Years              $1,074


 16 COLORADO TAX-FREE FUND

INTERMEDIATE TAX/AMT-FREE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated


PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
7/31/2001

ADMINISTRATOR CLASS
Ticker: WFITX
Fund Number: 3718


INVESTMENT OBJECTIVE

The Intermediate Tax/AMT-Free Fund seeks current income exempt from federal income tax.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT); and
   o up to 15% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, including federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. Under normal circumstances, we do not invest in securities that pay interest subject to federal income tax or federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 3 and 10 years.


We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                               INTERMEDIATE TAX/AMT-FREE FUND 17

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


 18 INTERMEDIATE TAX/AMT-FREE FUND

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]



  Calendar Year Total Returns for the
        Administrator Class/1/
         as of 12/31 each year
2002    2003    2004    2005    2006    2007
9.90%   6.89%   4.93%   3.00%   4.63%   3.48%

      BEST AND WORST QUARTER
  Best Quarter:       Q2    2002       3.84%
  Worst Quarter:      Q2    2004      -1.48%


          The Fund's year-to-date performance through September 30, 2008, was -1.55%.



 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       LIFE OF FUND/1/
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes             3.48%        4.58%              5.51%
  Returns After Taxes on           3.44%        4.38%              5.33%
  Distributions/2/
  Returns After Taxes on           3.64%        4.35%              5.21%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         4.46%        3.83%              4.54%
BOND 1-15 YEAR BLEND
  INDEX/3/
  (reflects no deduction for
  expenses or taxes)
 LEHMAN BROTHERS 7-YEAR            5.06%        3.86%              4.68%
  MUNICIPAL BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)



1 Administrator Class shares incepted on March 31, 2008. Performance shown reflects the performance of the Investor Class shares, which incepted on July 31, 2001, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares annual returns would be because the Investor Class and Administrator Class shares are invested in the same portfolio of securities and their annual returns differ only to the extent that they do not have the same expenses. Returns for the Administrator Class and Index shown in the Life of Fund column are as of the Fund inception date.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

3 The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Lehman Brothers Municipal Bond 1-15 Year Blend Index, which is the 1-15 Year Blend component of the Lehman Brothers Municipal Bond Index. The Fund previously compared its performance to the Lehman Brothers 7-Year Municipal Bond Index. That index is the 7-year component of the Lehman Brothers Municipal Bond Index, which is an unmanaged index composed of tax-exempt bonds with maturities between 6-8 years and a minimum credit rating of Baa. The Lehman Brothers Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa. In comparison to the previous index, the range of maturities within the Lehman Brothers Municipal Bond 1-15 Year Blend Index is between 1-17 years and in that respect more closely resembles the range of maturities of the Fund's portfolio. You cannot invest directly in an index.

                                               INTERMEDIATE TAX/AMT-FREE FUND 19

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.51%
  TOTAL ANNUAL FUND                    0.86%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.26%
  NET EXPENSES/4/                      0.60%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                  $61
   3 Years                $248
   5 Years                $451
  10 Years              $1,037


 20 INTERMEDIATE TAX/AMT-FREE FUND

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Wendy Casetta
Adrian Van Poppel

FUND INCEPTION:
1/12/1988
ADMINISTRATOR CLASS
Ticker: NWMIX

Fund Number: 63


INVESTMENT OBJECTIVE
The Minnesota Tax-Free Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax , including federal alternative minimum tax (AMT), and Minnesota individual income tax;

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and
   o up to 10% of the Fund's total assets in below investment-grade municipal securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax, and Minnesota individual income tax. Our investment holdings may include municipal securities issued by the state of Minnesota and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. While the Fund is required, under normal circumstances, to invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from Minnesota individual income tax, we currently intend to manage the portfolio so that at least 95% of the income generated by the Fund is exempt from Minnesota individual income tax. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                      MINNESOTA TAX-FREE FUND 21

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk
   o Liquidity Risk

   o Management Risk
   o Market Risk
   o Minnesota Municipal Securities Risk
   o Municipal Securities Risk
   o Non-Diversification Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


 22 MINNESOTA TAX-FREE FUND

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.


[GRAPHIC APPEARS HERE]


   Calendar Year Total Returns for the Administrator Class/1/
                      as of 12/31 each year
1998    1999     2000     2001    2002    2003    2004    2005    2006    2007
6.22%   -5.93%   12.58%   5.18%   8.87%   5.36%   4.07%   3.12%   4.40%   3.17%


           BEST AND WORST QUARTER
  Best Quarter:       4Q    2000       4.84%
  Worst Quarter:      3Q    1999      -2.60%


          The Fund's year-to-date performance through September 30, 2008, was -1.55%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes             3.17%        4.02%          4.61%
  Returns After Taxes on           3.12%        3.97%          4.58%
  Distributions/2/
  Returns After Taxes on           3.70%        4.08%          4.61%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Administrator Class shares incepted on August 2, 1993.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                      MINNESOTA TAX-FREE FUND 23

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.35%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.50%
  Acquired Fund Fees and               0.02%
  Expenses/3/
  TOTAL ANNUAL FUND                    0.87%
  OPERATING EXPENSES/4,5/
  Fee Waivers                          0.25%
  NET EXPENSES/4,6,7/                  0.62%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

2 Includes expenses payable to affiliates of Wells Fargo & Company.
3 Reflects the pro-rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4 The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which does not reflect changes in operating expenses of the Fund and does not include expenses of any Acquired Fund.
5 Expenses have been adjusted as necessary from amounts incurred during the
  Fund's most recent fiscal year to reflect current fees and expenses.
6 The net operating expense ratio shown here include the expenses of any money market fund or other fund held by the Fund.


7 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes, extraordinary expenses and the expenses of any money market fund or other fund held by the Fund, do not exceed net operating expense ratio of 0.60%. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.


The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:


   1 Year                  $63
   3 Years                $253
   5 Years                $458
  10 Years              $1,049


 24 MINNESOTA TAX-FREE FUND

MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUB-ADVISER
Wells Capital Management Incorporated


PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA

Robert J. Miller


FUND INCEPTION:
10/23/1986
ADMINISTRATOR CLASS
Ticker: WMFDX

Fund Number: 3707


INVESTMENT OBJECTIVE
The Municipal Bond Fund seeks current income exempt from federal income tax.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS
Under normal circumstances, we invest:


   o at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

   o up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and

   o up to 20% of the Fund's total assets in below investment-grade municipal securities.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/ reward profile. We may actively trade portfolio securities.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                          MUNICIPAL BOND FUND 25

--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
The Fund is primarily subject to the risks mentioned below.

   o Active Trading Risk
   o Counter-Party Risk
   o Debt Securities Risk
   o Derivatives Risk
   o High Yield Securities Risk
   o Leverage Risk

   o Liquidity Risk
   o Management Risk
   o Market Risk
   o Municipal Securities Risk
   o Regulatory Risk


These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Funds' net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.


 26 MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE

The following information shows you how the Fund has performed and illustrates the variability of the Funds' returns over time. The Funds' average annual total returns are compared to the performance of an appropriate broad-based index. Please remember that past performance before and after taxes is no guarantee of future results.

[GRAPHIC APPEARS HERE]




           Calendar Year Total Returns for the Administrator Class/1/
                              as of 12/31 each year
1998    1999     2000    2001    2002    2003    2004     2005    2006    2007
6.69%   -6.48%   3.32%   4.70%   6.47%   6.72%   10.30%   5.23%   6.10%   2.48%


           BEST AND WORST QUARTER
  Best Quarter:       3Q    2004       7.12%
  Worst Quarter:      4Q    1999      -3.59%


          The Fund's year-to-date performance through September 30, 2008, was -3.41%.


 AVERAGE ANNUAL TOTAL RETURNS
as of 12/31/07                     1 YEAR       5 YEARS       10 YEARS
 ADMINISTRATOR CLASS/1/
  Returns Before Taxes             2.48%        6.13%          4.46%
  Returns After Taxes on           2.48%        6.13%          4.46%
  Distributions/2/
  Returns After Taxes on           3.22%        5.95%          4.49%
Distributions and Sale of
  Fund Shares/2/
 LEHMAN BROTHERS MUNICIPAL         3.36%        4.30%          5.18%
  BOND INDEX/3/
  (reflects no deduction for
  expenses or taxes)


1 Administrator Class shares incepted on April 11, 2005. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
3 The Lehman Brothers Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

                                                          MUNICIPAL BOND FUND 27

--------------------------------------------------------------------------------
FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

 SHAREHOLDER FEES
(fees paid directly from
  your investments)
  Maximum sales charge                   None
  (load) imposed on purchases
   (AS A PERCENTAGE OF THE
  OFFERING PRICE)
  Maximum deferred sales                 None
  charge (load)
   (AS A PERCENTAGE OF THE
  NET ASSET VALUE AT
  PURCHASE)


       ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fees/1/                   0.34%
  Distribution (12b-1) Fees            0.00%
  Other Expenses/2/                    0.46%
  TOTAL ANNUAL FUND                    0.80%
  OPERATING EXPENSES/3/
  Fee Waivers                          0.20%
  NET EXPENSES/4/                      0.60%



1 The following advisory fee schedule is charged to the Fund as a percentage of the Fund's average daily net assets: 0.35% for the first $500 million;
  0.325% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.
2 Includes expenses payable to affiliates of Wells Fargo & Company, and may include expenses of any money market or other fund held by the Fund.
3 Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.


4 The adviser has committed through October 31, 2009, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Funds' net operating expenses, excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.


EXAMPLE OF EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
   o You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
   o Your investment has a 5% return each year;
   o You reinvest all distributions; and

   o The Funds' operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:



   1 Year                $61
   3 Years              $235
   5 Years              $425
  10 Years              $971


                                       ^^

 28 MUNICIPAL BOND FUND

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.


ACTIVE TRADING RISK   Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

CALIFORNIA MUNICIPAL  Events in California are likely to affect a Fund's investments in California municipal securities.
SECURITIES RISK       Although California has a larger and more diverse economy than most other states, its economy continues to be driven by, among other industries, agriculture, tourism, housing and construction, high technology and manufacturing. A downturn in any one industry may have a disproportionate impact on California municipal securities.

COLORADO MUNICIPAL    Events in Colorado are likely to affect a Fund's investments in Colorado municipal securities.
SECURITIES RISK       The Colorado economy is based on information, professional and technical services, communications, transportation, tourism, natural resources and mining, and manufacturing.
                      Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies which depend on seasonal tourism, the possibility of downturns in sales tax and other revenues, and fluctuations in the real estate market.

COUNTER-PARTY RISK    When a Fund enters into a repurchase agreement, an agreement where the Fund agrees to buy a security and where the seller agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual repurchase obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

DEBT SECURITIES RISK  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.
                      Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect the value of the security. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations.
                      Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 29

DERIVATIVES RISK            The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate.
                            For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

HIGH YIELD SECURITIES RISK  High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-
                            grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

LEVERAGE RISK               Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK              A security may not be sold at the time desired or without adversely affecting the price.

MANAGEMENT RISK             We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.


 30 DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

MARKET RISK                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. It may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

MINNESOTA MUNICIPAL        Events in Minnesota are likely to affect a Fund's investments in Minnesota municipal
SECURITIES RISK            securities. Although Minnesota has a relatively diverse economy, its economy relies significantly on agriculture and the manufacturing of computers, electronics and food products. Adverse conditions affecting any of these areas could have a disproportionate impact on Minnesota municipal securities.

MUNICIPAL SECURITIES RISK  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects.
                           Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

NON-DIVERSIFICATION RISK   Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-
                           diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

REGULATORY RISK            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.


                                    DESCRIPTION OF PRINCIPAL INVESTMENT RISKS 31

PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

A description of the WELLS FARGO ADVANTAGE FUNDS' policies and procedures with respect to disclosure of the WELLS FARGO ADVANTAGE FUNDS' portfolio holdings is available in the Funds' Statement of Additional Information and on the WELLS FARGO ADVANTAGE FUNDS' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in quarterly commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

 32 PORTFOLIO HOLDINGS INFORMATION

ORGANIZATION AND MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ABOUT WELLS FARGO FUNDS TRUST

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Funds' activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.


The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change other service providers.

THE INVESTMENT ADVISER

Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended June 30, 2008.


Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve profits or outperformance.

Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most WELLS FARGO ADVANTAGE FUNDS, sub-adviser, as well as administrator, principal underwriter, custodian and securities lending agent.

These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

THE SUB-ADVISER AND PORTFOLIO MANAGERS
The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 33

--------------------------------------------------------------------------------
WELLS CAPITAL MANAGEMENT INCORPORATED (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for all of the Funds in this Prospectus. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.


JULIO C. BONILLA, CFA        Mr. Bonilla is jointly responsible for managing the California Limited-Term Tax-Free
California Limited-Term      Fund, which he has managed since 2005. Mr. Bonilla joined Wells Capital Management
 Tax-Free Fund               in 2000 as a portfolio manager for the Money Market Funds management team, and since 2005 has been a principal and senior portfolio manager with the Municipal Fixed
                             Income Team, specializing in tax-advantage short duration separate account mandates and municipal derivatives trading. Education: B.A., Political Science, University of San
                             Diego; M.B.A., Finance, Pepperdine University.

WENDY CASETTA                Ms. Casetta is jointly responsible for managing the Minnesota Tax-Free Fund, which she
Minnesota Tax-Free Fund      has managed since 2008. Ms. Casetta joined Wells Capital Management in 2005 as a portfolio manager with the Municipal Fixed Income Team. Prior to joining Wells Capital
                             Management, Ms. Casetta was with Strong Capital Management, where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team since 1998. Education: B.A., Finance, University of Wisconsin-Oshkosh; M.B.A., Business
                             Administration, University of North Florida.

LYLE J. FITTERER, CFA, CPA   Mr. Fitterer is responsible for managing the Intermediate Tax/AMT-Free Fund, which he
Intermediate Tax/AMT-Free    has managed since 2001. He is jointly responsible for managing the Municipal Bond
  Fund
Municipal Bond Fund          Fund, which he has managed since 2000. Mr. Fitterer joined Wells Capital Management in 2005 as the managing director and head of the Municipal Fixed Income Team and the Customized Fixed Income Team. He is also a senior portfolio manager focusing on managing tax-exempt portfolios. Prior to joining Wells Capital Management,
                             Mr. Fitterer served as director of the Tax-Exempt Fixed Income Team at Strong Capital
                             Management for five years. Education: B.S., Accounting, University of North Dakota.

STEPHEN GALIANI              Mr. Galiani is jointly responsible for managing the Colorado Tax-Free Fund, which he
California Limited-Term      has managed since 2006. He is also responsible for managing the California Tax-Free
 Tax-Free Fund               Fund, which he has managed since 1999, and the California Limited-Term Tax-Free
California Tax-Free Fund     Fund, which he has managed since 2001. Mr. Galiani joined Wells Capital Management
Colorado Tax-Free Fund       in 1997 and has since served as a portfolio manager on the Municipal Fixed Income
                             Team. Education: B.A., English, Manhattan College; M.B.A., Boston University.

ROBERT J. MILLER             Mr. Miller is jointly responsible for managing the Municipal Bond Fund and the
Intermediate Tax/AMT-Free    Intermediate Tax/AMT-Free Fund, both of which he has managed since 2008. Mr. Miller
  Fund
Municipal Bond Fund          joined the Wells Capital Management Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells
                             Capital Management, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American
                             Century. Education: B.A., Business Administration with an emphasis in finance, San Jose
                             State University; MBA, New York University Leonard N. Stern School of Business.


 34 ORGANIZATION AND MANAGEMENT OF THE FUNDS

ADRIAN VAN POPPEL         Mr. Van Poppel is jointly responsible for managing the Colorado Tax-Free Fund and the
Colorado Tax-Free Fund    Minnesota Tax-Free Fund, each of which he has managed since 2005. Mr. Van Poppel
Minnesota Tax-Free Fund   joined Wells Capital Management in 1997 and currently serves as a portfolio manager, specializing in tax-free mutual funds, as well as separate accounts in Minnesota,
                          Arizona and California. Previously, Mr. Van Poppel was responsible for trading cash positions of repurchase agreements and sweep for all mutual funds. He is a member of the California Society of Municipal Analysts and the Municipal Bond Club of San
                          Francisco. Education: B.A., Business Administration and Economics, Saint Mary's College
                          (Moraga, California).

                                     ORGANIZATION AND MANAGEMENT OF THE FUNDS 35

DORMANT MULTI-MANAGER ARRANGEMENT

The Board has adopted a "multi-manager" arrangement for the Municipal Bond Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Funds' assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Funds' sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.


 36 ORGANIZATION AND MANAGEMENT OF THE FUNDS

PRICING FUND SHARES
--------------------------------------------------------------------------------


The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange
(NYSE) (generally 4 p.m. ET). To calculate a Funds' NAV, the Funds' assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Funds' assets that may be invested in other mutual funds, the Funds' NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Funds' assets invested directly in securities, the Funds' investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.


We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                          PRICING FUND SHARES 37

SHAREHOLDER SERVICING PLAN
The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.


ADDITIONAL PAYMENTS TO DEALERS
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Funds' adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Funds' adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Funds' adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Funds' transfer agent (E.G., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).


The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.


The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Funds' adviser, distributor, or their affiliates, subject to applicable FINRA regulations.


More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the WELLS FARGO ADVANTAGE FUNDS website at www.wellsfargoadvantagefunds.com.

 38 PRICING FUND SHARES

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

o Employee benefit plan programs that have at least $10 million in plan assets;

o Broker-dealer managed account or wrap programs that charge an asset-based fee;

o Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

o  Internal Revenue Code Section 529 college savings plan accounts;


o Fund of Funds including those advised by Funds Management (WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS/SM/);


o Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

o  Institutions who invest a minimum initial amount of $1 million in a Fund;
   and


o Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.


 INSTITUTIONS PURCHASING
 SHARES DIRECTLY            OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
--------------------------- ---------------------------------------------- --------------------------------------
 By Telephone or Internet   A new account may not be opened by             To buy additional shares or to buy
                            telephone or internet unless the institution   shares in a new Fund:
                            has another Wells Fargo Advantage Fund
                            account. If the institution does not currently o Call Investor Services at
                            have an account, contact your investment       1-800-222-8222 or
                            representative.
                                                                           o Call 1-800-368-7550 for the
                                                                           automated phone system or

                                                                           o visit our Web site at
                                                                           www.wellsfargo.com/
                                                                           advantagefunds
---------------------------- --------------------------------------------- --------------------------------------
 By Wire                    o Complete and sign the Administrator Class    To buy additional shares, instruct
                            account application                            your bank or financial institution to
                                                                           use the same wire instructions
                                                                           shown to the left.

                            o Call Investor Services at 1-800-222-8222 for faxing instructions

                            o Use the following wiring instructions:
                            State Street Bank & Trust
                            Boston, MA
                            Bank Routing Number: ABA 011000028
                            Wire Purchase Account: 9905-437-1
                            Attention: WELLS FARGO ADVANTAGE FUNDS
                            (Name of Fund, Account
                            Number and any applicable
                            share class )
                            Account Name: Provide your
                            name as registered on the
                            Fund account

                                                            HOW TO BUY SHARES 39

 INSTITUTIONS PURCHASING
 SHARES DIRECTLY           OPENING AN ACCOUNT                             ADDING TO AN ACCOUNT
-------------------------- ---------------------------------------------- --------------------------------------
 In Person                 Investors are welcome to visit the Investor    See instructions shown to the left.
                           Center in person to ask questions or conduct
                           any Fund transaction. The Investor Center is
                           located at 100 Heritage Reserve,
                           Menomonee Falls,Wisconsin 53051.
-------------------------- ---------------------------------------------- --------------------------------------
 Through Your Investment   Contact your investment representative.        Contact your investment
 Representative                                                           representative.

SPECIAL CONSIDERATIONS WHEN INVESTING THROUGH FINANCIAL INTERMEDIARIES:
If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

   o MINIMUM INVESTMENTS AND OTHER TERMS OF YOUR ACCOUNT. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

   o RECORDS ARE HELD IN FINANCIAL INTERMEDIARY'S NAME. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

   o PURCHASE/REDEMPTION ORDERS. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

   o SHAREHOLDER COMMUNICATIONS. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

   o U.S. DOLLARS ONLY. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

   o RIGHT TO REFUSE AN ORDER. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

   o EARNINGS DISTRIBUTIONS. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

 40 HOW TO BUY SHARES

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

 INSTITUTIONS SELLING SHARES
 DIRECTLY                     TO SELL SOME OR ALL OF YOUR SHARES
----------------------------- ---------------------------------------------------------------------
 By Telephone /               o To speak with an investor services representative call
 Electronic Funds Transfer    1-800-222-8222 or use the automated phone system at
(EFT)                         1-800-368-7550.

                              o Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money
                              market funds, and next day for all other WELLS FARGO ADVANTAGE
                              FUNDS.

                              o Transfers made to a Wells Fargo Bank account are made
                              available sooner than transfers to an unaffiliated institution.

                              o Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.
                              NOTE: Telephone transactions such as redemption requests
                              made over the phone generally require only one of the
                              account owners to call unless you have instructed us
                              otherwise.
----------------------------- ---------------------------------------------------------------------
 By Wire                      o To arrange for a Federal Funds wire, call 1-800-222-8222.

                              o Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                              o Redemption proceeds are usually wired to the financial
                              intermediary the following business day.
----------------------------- ---------------------------------------------------------------------
 By Internet                  Visit our Web site at www.wellsfargo.com/advantagefunds.
----------------------------- ---------------------------------------------------------------------
 In Person                    Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve,
                              Menomonee Falls,Wisconsin 53051.
----------------------------- ---------------------------------------------------------------------
 Through Your Investment      Contact your investment representative.
  Representative

GENERAL NOTES FOR SELLING SHARES:

   o PROPER FORM. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

   o EARNINGS DISTRIBUTIONS. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

   o RIGHT TO DELAY PAYMENT. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments

                                                           HOW TO SELL SHARES 41
     coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks.
     Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
     Such extraordinary circumstances are discussed further in the Statement of Additional Information.

   o REDEMPTION IN KIND. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

   o RETIREMENT PLANS AND OTHER PRODUCTS. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 42 HOW TO SELL SHARES

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Exchanges between WELLS FARGO ADVANTAGE FUNDS involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

o In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (I.E., a Fund not closed to new accounts), with the following exceptions:

o An exchange request will be processed on the same business day, provided that both Funds are open at the same time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

o You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

o Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

o If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new
   Fund, unless your balance has fallen below that amount due to market conditions.

o Any exchange between two WELLS FARGO ADVANTAGE FUNDS must meet the minimum redemption and subsequent purchase amounts.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.


Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Funds' long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.


The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders.Funds Management monitors available shareholder trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of an investor who completes a purchase and redemption in a Fund within 30 calendar days. Such investor will be precluded from investing in the Fund for a period of 30 calendar days.


In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times


                                                       HOW TO EXCHANGE SHARES 43
exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.


Certain purchases and redemptions made under the following circumstances will not be factored into Funds Management's analysis of frequent trading activity including, but not limited to: reinvestment of dividends; retirement plan contributions, loans and distributions (including hardship withdrawals); non-discretionary portfolio rebalancing associated with certain wrap accounts and retirement plans; and transactions in Section 529 Plan shares and funds of funds.

 44 HOW TO EXCHANGE SHARES

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ADVANCE NOTICE OF LARGE TRANSACTIONS
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

HOUSEHOLDING
To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

RETIREMENT ACCOUNTS
We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on:

o  Individual Retirement Plans, including traditional IRAs and Roth IRAs.

o Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

SMALL ACCOUNT REDEMPTIONS
We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

ELECTRONIC DELIVERY OF FUND DOCUMENTS

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.


                                                             ACCOUNT POLICIES 45

STATEMENT INQUIRIES
Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

TRANSACTION AUTHORIZATIONS
Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor WELLS FARGO ADVANTAGE FUNDS will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT ACT
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

 46 ACCOUNT POLICIES

DISTRIBUTIONS
--------------------------------------------------------------------------------


The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing NAV per share by the amount distributed.


TAXES
--------------------------------------------------------------------------------

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.


We will pass on to a Funds' shareholders substantially all of the Funds' net investment income and realized net capital gains, if any. It is intended that distributions from the Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. It is intended that distributions attributable to tax-exempt securities of a state and its subdivisions will also not be subject to the state's individual income taxes if the Fund primarily invests in such securities. For example, you generally will not be subject to Minnesota individual income tax on distributions from the Minnesota Tax-Free Fund to the extent such distributions are attributable to the Fund's Minnesota state and municipal tax-exempt securities, although a portion of such distributions could be subject to the Minnesota AMT.

Distributions from a Funds' ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Funds' net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.


Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.


An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions.


To the extent a distribution from a Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                        TAXES 47

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following tables are intended to help you understand each Funds' financial performance for the past 5 years (or for the life of a Fund, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). An independent registered public accounting firm has audited the information for each period. The information, along with the report of an independent registered public accounting firm and each Funds' financial statements, is also contained in each Funds' annual report, a copy of which is available upon request.


 48 FINANCIAL HIGHLIGHTS

CALIFORNIA LIMITED-TERM TAX-FREE FUND
ADMINISTRATOR CLASS/3/ SHARES-COMMENCED ON SEPTEMBER 6, 1996
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.20          $10.18          $10.43          $10.29          $10.57
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.39            0.38            0.32            0.31            0.26
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.05)           0.02           (0.23)           0.15           (0.22)
                                   --------        --------        --------        --------        --------
  Total income from
   investment operations               0.34            0.40            0.09            0.46            0.04
                                   --------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.40)          (0.38)          (0.31)          (0.30)          (0.26)
  Distributions from net
   realized gain                       0.00            0.00           (0.03)          (0.02)          (0.06)
                                   --------        --------        --------        --------        --------
  Total distributions                 (0.40)          (0.38)          (0.34)          (0.32)          (0.32)
                                   --------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.14          $10.20          $10.18          $10.43          $10.29
                                   ========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/1/                       3.34%           4.00%           0.89%           4.54%           0.36%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $43,800         $24,600         $20,677         $17,707         $15,425
  Ratio of net investment
   income (loss) to average
   net assets/2/                       3.85%           3.74%           3.11%           2.93%           2.40%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/2/                         0.91%           0.91%           0.91%           0.79%           0.73%
  Waived fees and reimbursed
   expenses/2/                        (0.31)%         (0.31)%         (0.31)%         (0.19)%         (0.13)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/2/                         0.60%           0.60%           0.60%           0.60%           0.60%
  Portfolio turnover rate/4/             69%             80%             82%            111%             48%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for periods of less than one year are not annualized.


2 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

3 Formerly named the Institutional Class.

4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 49

CALIFORNIA TAX-FREE FUND
ADMINISTRATOR CLASS/3/ SHARES-COMMENCED ON DECEMBER 15, 1997
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $11.04          $11.03          $11.54          $11.03          $11.59
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.51            0.51            0.51            0.52            0.53
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.35)           0.04           (0.40)           0.57           (0.46)
                                   --------        --------        --------        --------        --------
  Total income from
   investment operations               0.16            0.55            0.11            1.09            0.07
                                   --------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.51)          (0.51)          (0.51)          (0.52)          (0.53)
  Distributions from net
   realized gain                      (0.03)          (0.03)          (0.11)          (0.06)          (0.10)
                                   --------        --------        --------        --------        --------
  Total distributions                 (0.54)          (0.54)          (0.62)          (0.58)          (0.63)
                                   --------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.66          $11.04          $11.03          $11.54          $11.03
                                   ========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/1/                       1.51%           5.06%           1.02%          10.07%           0.66%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $77,702         $50,556         $46,686         $41,926         $36,408
  Ratio of net investment
   income (loss) to average
   net assets/2/                       4.67%           4.56%           4.58%           4.60%           4.69%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses (annualized)/2/            0.84%           0.85%           0.86%           0.75%           0.70%
  Waived fees and reimbursed
   expenses/2/                        (0.29)%         (0.30)%         (0.31)%         (0.20)%         (0.15)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/2/                         0.55%           0.55%           0.55%           0.55%           0.55%
  Portfolio turnover rate/4/             43%             49%             48%             30%             41%



1 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


2 During each periods, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

3 Formerly named the Institutional Class.

4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 50 FINANCIAL HIGHLIGHTS

COLORADO TAX-FREE FUND
ADMINISTRATOR CLASS/3/ SHARES-COMMENCED ON AUGUST 23, 1993
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006            2005            2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.57          $10.55          $10.94          $10.64          $11.01
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.47/1/            0.48            0.49            0.49            0.50
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.25)           0.02           (0.40)           0.30           (0.37)
                                  ---------        --------        --------        --------        --------
  Total income from
   investment operations               0.22            0.50            0.09            0.79            0.13
                                  ---------        --------        --------        --------        --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.46)          (0.48)          (0.48)          (0.49)          (0.50)
  Distributions from net
   realized gains                     (0.01)           0.00            0.00            0.00            0.00
                                  ---------        --------        --------        --------        --------
  Total distributions                 (0.47)          (0.48)          (0.48)          (0.49)          (0.50)
                                  ---------        --------        --------        --------        --------
 NET ASSET VALUE, END OF             $10.32          $10.57          $10.55          $10.94          $10.64
                                  =========        ========        ========        ========        ========
  PERIOD
 TOTAL RETURN/2/                       2.10%           4.72%           0.85%           7.50%           1.18%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $45,046         $35,446         $32,321         $36,304         $41,196
  Ratio of net investment
   income (loss) to average
   net assets/4/                       4.44%           4.46%           4.53%           4.49%           4.62%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/4,6/                       0.94%           0.97%           0.98%           0.83%           0.77%
  Waived fees and reimbursed
   expenses/4/                        (0.30)%         (0.30)%         (0.30)%         (0.17)%         (0.13)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/4,6/                       0.64%           0.67%           0.68%           0.66%           0.64%
  Portfolio turnover rate/5/             15%             21%             23%             33%             31%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Formerly named the Institutional Class.

4 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.
6 Following represents ratios excluding interest expenses and fees - Inverse
  Floating Rate Obligations:



                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
 FOR THE PERIOD ENDED:              2008           2007           2006           2005           2004
  Gross Expenses Excluding
   Interest Expense and Fees        0.89%          0.90%          0.90%          0.77%          0.73%
  Net Expenses Excluding
   Interest Expense and Fees        0.60%          0.60%          0.60%          0.60%          0.60%



                                                         FINANCIAL HIGHLIGHTS 51

INTERMEDIATE TAX/AMT-FREE FUND
(FORMERLY NAMED INTERMEDIATE TAX-FREE FUND)
ADMINISTRATOR CLASS SHARES-COMMENCED ON MARCH 31, 2008


For a share outstanding throughout each period


                                              JUNE 30,
 FOR THE PERIOD ENDED:                  2008/1/
 NET ASSET VALUE, BEGINNING                    $10.56
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.11
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                               (0.03)
                                   ------------------
  Total income from
investment
   operations                                    0.08
                                   ------------------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                                       (0.11)
  Distributions from net                         0.00
                                   ------------------
  realized gain
  Total distributions                           (0.11)
                                   ------------------
 NET ASSET VALUE, END OF                       $10.53
                                   ==================
  PERIOD
 TOTAL RETURN/2/                                 0.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                   $10,834
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/                         4.31%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                                   0.85%
  Waived fees and reimbursed                    (0.25)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and                         0.60%
  expenses/3/
  Portfolio turnover rate/4/                       98%



1 For period March 31, 2008 to June 30, 2008.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 52 FINANCIAL HIGHLIGHTS

MINNESOTA TAX-FREE FUND

ADMINISTRATOR CLASS/4/ SHARES-COMMENCED ON AUGUST 2, 1993

For a share outstanding throughout each period


                                    JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,         JUNE 30,
 FOR THE PERIOD ENDED:               2008             2007             2006             2005             2004
 NET ASSET VALUE, BEGINNING
OF
PERIOD                               $10.69           $10.73           $11.14           $10.89           $11.27
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income             0.48/1/             0.48             0.48             0.48             0.49
  (loss)
  Net realized and unrealized
   gain (loss) on investments         (0.10)           (0.01)           (0.37)            0.29            (0.39)
                                  ---------         --------         --------         --------         --------
  Total income from
   investment operations               0.38             0.47             0.11             0.77             0.10
                                  ---------         --------         --------         --------         --------
 LESS DISTRIBUTIONS:
  Distributions from net
   investment income                  (0.48)           (0.48)           (0.48)           (0.47)           (0.48)
  Distributions from net
   realized gains                     (0.03)           (0.03)           (0.04)           (0.05)            0.00
                                  ---------         --------         --------         --------         --------
  Total distributions                 (0.51)           (0.51)           (0.52)           (0.52)           (0.48)
                                  ---------         --------         --------         --------         --------
 NET ASSET VALUE, END OF             $10.56           $10.69           $10.73           $11.14           $10.89
                                  =========         ========         ========         ========         ========
  PERIOD
 TOTAL RETURN/2/                       3.67%            4.40%            0.98%            7.23%            0.86%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000s)                           $111,194         $115,134         $109,137         $128,854         $143,410
  Ratio of net investment
   income (loss) to average
   net assets/3/                       4.49%            4.43%            4.42%            4.31%            4.35%
  Ratio of expenses to
average
   net assets prior to waived
   fees and reimbursed
   expenses/3/                         0.89%            0.89%            0.90%            0.76%            0.71%
  Waived fees and reimbursed
   expenses/3/                        (0.29)%          (0.29)%          (0.30)%          (0.16)%          (0.11)%
  Ratio of expenses to
average
   net assets after waived
   fees and reimbursed
   expenses/3/                         0.60%            0.60%            0.60%            0.60%            0.60%
  Portfolio turnover rate/5/             39%              19%              20%              18%              12%



1 Calculated based upon average shares outstanding.


2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
4 Formerly named the Institutional Class.


5 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


                                                         FINANCIAL HIGHLIGHTS 53

MUNICIPAL BOND FUND
ADMINISTRATOR CLASS SHARES-COMMENCED ON APRIL 11, 2005
For a share outstanding throughout each period


                                    JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,
 FOR THE PERIOD ENDED:               2008            2007            2006          2005/1/
 NET ASSET VALUE, BEGINNING           $9.50           $9.41           $9.60           $9.43
  OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                0.44            0.43            0.43            0.10
  (loss)
  Net realized and
unrealized gain (loss)
   on investments                     (0.29)           0.11           (0.19)           0.17
                                    -------         -------         -------         -------
  Total income from
investment
   operations                          0.15            0.54            0.24            0.27
                                    -------         -------         -------         -------
 LESS DISTRIBUTIONS:
  Distributions from net
investment
   income                             (0.44)          (0.43)          (0.43)          (0.10)
  Distributions from net               0.00           (0.02)           0.00            0.00
                                    -------         -------         -------         -------
  realized gain
  Total distributions                 (0.44)          (0.45)          (0.43)          (0.10)
                                    -------         -------         -------         -------
 NET ASSET VALUE, END OF              $9.21           $9.50           $9.41           $9.60
                                    =======         =======         =======         =======
  PERIOD
 TOTAL RETURN/2/                       1.65%           5.77%           2.57%           2.90%
 RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period         $26,793         $15,926         $16,136         $17,821
  (000s)
  Ratio of net investment
income (loss) to
   average net assets/3/               4.71%           4.48%           4.57%           4.87%
  Ratio of expenses to
average net assets
   prior to waived fees and
reimbursed
   expenses/3/                         0.87%           0.89%           0.90%           0.90%
  Waived fees and reimbursed          (0.31)%         (0.41)%         (0.42)%         (0.44)%
  expenses/3/
  Ratio of expenses to
average net assets
   after waived fees and
reimbursed
   expenses/3/                         0.56%           0.48%           0.48%           0.46%
  Portfolio turnover rate/4/            144%            107%            136%             68%



1 For the period from April 11, 2005, (commencement of Class), to June 30,
  2005.


2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.


3 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.


4 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.


 54 FINANCIAL HIGHLIGHTS

                                                         FINANCIAL HIGHLIGHTS 55

[GRAPHIC APPEARS HERE]





[GRAPHIC APPEARS HERE]

FOR MORE INFORMATION

More information on each Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)
Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO ADVANTAGE FUNDS, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: wfaf@wellsfargo.com

By mail:
WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

On the Internet:
www.wellsfargo.com/advantagefunds

From the SEC:
Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.
To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

[GRAPHIC APPEARS HERE]




                           Printed on Recycled paper
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

                                                           118MIAM / P1103 11-08
                                                          ICA Reg. No. 811-09253
(Copyright) 2008 Wells Fargo Funds Management, LLC. All rights reserved. www.wellsfargo.com/advantagefunds

                      STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 2008


                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

          WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
                  WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND

              WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND
                 WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
                   WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
              WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

          WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                 WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND


                           CLASS A, CLASS B, CLASS C,

          ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about nine series of the Trust in the Wells Fargo Advantage family of funds - the above referenced Funds (each, a "Fund" and collectively, the "Funds"). Each Fund, except the California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, and Minnesota Tax-Free Funds, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Class B shares of the California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and Municipal Bond Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS subject to the limitations described in each Fund's prospectus.




                                             CLASSES         ADMINISTRATOR        INSTITUTIONAL        INVESTOR
FUND                                       A, B/1/, C            CLASS                CLASS             CLASS
 California Limited-Term Tax-Free            o/2/                  o
 California Tax-Free                           o                   o
 Colorado Tax-Free                             o                   o
 Intermediate Tax/AMT-Free                   o/2/                  o                    o                 o
 Minnesota Tax-Free                            o                   o
 Municipal Bond                                o                   o                    o                 o
 Short-Term Municipal Bond                   o/2/                                       o                 o
 Ultra Short-Term Municipal Income           o/2/                                       o                 o
 Wisconsin Tax-Free                          o/2/                                                         o



/1/   Class B shares of each of the Funds are closed to new investors and additional investments from existing shareholders, except in connection with reinvestment of any distributions and permitted exchanges of Class B shares for Class B shares of other WELLS FARGO ADVANTAGE FUNDS, subject to the limitations described in each Fund's prospectus.

/2/   Offers Class A and Class C shares only.


     This SAI is not a prospectus and should be read in conjunction with the Funds' prospectuses (each a "Prospectus" and collectively, the "prospectuses") dated November 1, 2008. The audited financial statements for the Funds, which include the portfolios of investments and report of the independent registered public accounting firm for the fiscal year ended June 30, 2008, are hereby incorporated by reference to the Funds' Annual Reports. The prospectuses, Annual Reports and Semi-Annual Reports may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to WELLS FARGO ADVANTAGE FUNDS (Reg. TM), P.O. Box 8266, Boston, MA 02266-8266.
MIFS/FASAI02 (11/08)

                              TABLE OF CONTENTS


                                                                      PAGE
                                                                      -----
HISTORICAL FUND INFORMATION                                              1
INVESTMENT POLICIES                                                      2
 Fundamental Investment Policies                                         2
 Non-Fundamental Investment Policies                                     3
PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS             3
SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS       22
SPECIAL CONSIDERATIONS AFFECTING COLORADO MUNICIPAL OBLIGATIONS         30
SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS        32
SPECIAL CONSIDERATIONS AFFECTING WISCONSIN TAX-FREE FUND                33
MANAGEMENT                                                              34
 Trustees and Officers                                                  34
 Investment Adviser                                                     39
 Investment Sub-Adviser                                                 41
 Portfolio Managers                                                     42
 Administrator                                                          45
 Distributor                                                            47
 Shareholder Servicing Agent                                            48
 Custodian                                                              49
 Fund Accountant                                                        49
 Transfer and Distribution Disbursing Agent                             49
 Underwriting Commissions                                               49
 Code of Ethics                                                         50
DETERMINATION OF NET ASSET VALUE                                        50
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          51
PORTFOLIO TRANSACTIONS                                                  55
FUND EXPENSES                                                           57
FEDERAL INCOME TAXES                                                    57
PROXY VOTING POLICIES AND PROCEDURES                                    67
POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS       69
CAPITAL STOCK                                                           70
OTHER INFORMATION                                                       79
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                           79
FINANCIAL INFORMATION                                                   79
APPENDIX                                                               A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to certain Funds of the Trust (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

     In August and September 2004, the Boards of Directors of the Strong family of funds ("Strong") and the Board of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Strong mutual funds into various Funds of the Trust. The effective date of the reorganization was April 8, 2005.


     The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free and Minnesota Tax-Free Funds were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or the "Custodian"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies. The Intermediate Tax/
AMT-Free Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund, Ultra Short-Term Municipal Income Fund and Wisconsin Tax-Free Fund were created as part of the reorganization of Strong, advised by Strong Capital Management, Inc. ("SCM"), and the WELLS FARGO ADVANTAGE FUNDS/SM/, advised by Wells Fargo Funds Management, LLC ("Funds Management" or the "Adviser") into a single mutual fund complex. The reorganization between Strong and the WELLS FARGO ADVANTAGE FUNDS followed the acquisition of certain asset management arrangements of SCM by Wells Fargo & Company.


     The chart below indicates the predecessor Stagecoach, Norwest, and Strong Funds that are the accounting survivors of the WELLS FARGO ADVANTAGE FUNDS, as applicable.


WELLS FARGO ADVANTAGE FUNDS                                   PREDECESSOR FUND
------------------------------------------------------------- ----------------------------------------------
Wells Fargo Advantage California Limited-Term Tax-Free Fund   Stagecoach California Tax-Free Income Fund
Wells Fargo Advantage California Tax-Free Fund                Stagecoach California Tax-Free Bond Fund
Wells Fargo Advantage Colorado Tax-Free Fund                  Norwest Colorado Tax-Free Fund
Wells Fargo Advantage Intermediate Tax/AMT-Free Fund          Strong Intermediate Municipal Bond Fund
Wells Fargo Advantage Minnesota Tax-Free Fund                 Norwest Minnesota Tax-Free Fund
Wells Fargo Advantage Municipal Bond Fund                     Strong Municipal Bond Fund
Wells Fargo Advantage Short-Term Municipal Bond Fund          Strong Short-Term Municipal Bond Fund
Wells Fargo Advantage Ultra Short-Term Municipal Income       Strong Ultra Short-Term Municipal Income Fund
Fund
Wells Fargo Advantage Wisconsin Tax-Free Fund                 Strong Wisconsin Tax-Free Fund


     The CALIFORNIA LIMITED-TERM TAX-FREE and CALIFORNIA TAX-FREE FUNDS (the "California Funds") commenced operations on November 8, 1999, as successors to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Bond Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The Stagecoach California Tax-Free Income Fund commenced operations on January 1, 1992 and the Stagecoach California Tax-Free Income Fund commenced operations on November 18, 1992. On December 15, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland") was reorganized with and into the Stagecoach California Tax-Free Bond Fund. The California Tax-Free Bond Fund of Overland commenced operations on October 6, 1988. The Fund changed its name from the California Limited Term Tax-Free Fund to the California Limited-Term Tax-Free Fund effective April 11, 2005.

     The COLORADO TAX-FREE FUND commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.


     The INTERMEDIATE TAX/AMT-FREE FUND (formerly named the Intermediate Tax-Free Fund) commenced operations on April 11, 2005, as successor to the Strong Intermediate Municipal Bond Fund. The predecessor Strong Intermediate Municipal Bond Fund commenced operations on July 31, 2001. The Fund changed its name from the Intermediate Tax-Free Fund to the Intermediate Tax/AMT-Free Fund effective November 1, 2008.


     The MINNESOTA TAX-FREE FUND commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988. On November 16, 2001, the Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund.

     The MUNICIPAL BOND FUND commenced operations on April 11, 2005, as successor to the Strong Municipal Bond Fund. The predecessor Strong Municipal Bond Fund commenced operations on October 23, 1986.

     The SHORT-TERM MUNICIPAL BOND FUND commenced operations on April 11, 2005, as successor to the Strong Short-Term Municipal Bond Fund. The predecessor Strong Short-Term Municipal Bond Fund commenced operations on December 31, 1991.

     The ULTRA SHORT-TERM MUNICIPAL INCOME FUND commenced operations on April 11, 2005, as successor to the Strong Ultra Short-Term Municipal Income Fund. The predecessor Strong Ultra Short-Term Municipal Income Fund commenced operations on November 30, 1995. Effective June 20, 2008, the Advisor Class of the Ultra Short-Term Municipal Income Fund was renamed Class A and modified to assume the features and attributes of Class A.


     The WISCONSIN TAX-FREE FUND commenced operations on April 11, 2005, as successor to the Strong Wisconsin Tax-Free Fund. The predecessor Strong Wisconsin Tax-Free Fund commenced operations on April 6, 2001.

                              INVESTMENT POLICIES

Fundamental Investment Policies
-------------------------------


     Each Fund has adopted the following fundamental investment policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of each Fund.


     THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that
(i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) except for the California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, and Minnesota Tax-Free Funds, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;


     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business)


     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;


     (9) with respect to the California Limited-Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Intermediate Tax/AMT-Free Fund, Minnesota Tax-Free Fund and Wisconsin Tax-Free Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state's income tax; or

     (10) with respect to the Municipal Bond Fund, Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund, invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.


     (3) Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.


     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

     Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus, a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

     The Prospectus(es) identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus(es). Certain additional risks associated with each type of investment are identified and described below.


DEBT SECURITIES
----------------

Asset-Backed Securities
-----------------------


     Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivables of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, though other types of receivables or assets also may be used.

     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

     In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.


Bank Obligations
-----------------


     Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.


     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Commercial Paper
----------------


     Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

     ASSET-BACKED COMMERCIAL PAPER. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

     Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es).


Convertible Securities
-----------------------


     A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

     Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus(es). Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

     The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

     While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Custodial Receipts for Treasury Securities
------------------------------------------

     These securities are typically represented by participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Dollar Roll Transactions
------------------------


     Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.


Floating- and Variable-Rate Obligations
---------------------------------------


     Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.


     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.


Insurance Funding Agreements
----------------------------


     A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See the section entitled "Illiquid Securities").

Guaranteed Investment Contracts
-------------------------------


     The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

High Yield Securities
----------------------


     Each Fund may invest in high-yield securities. High yield securities (also known as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by the adviser to be below investment-grade, or in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and tend to be more volatile than higher-rated securities of similar maturity. The value of these debt securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities tend to be less liquid and more difficult to value than higher-rated securities.

     The market values of certain high yield and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, issuers of high yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them. Their ability to service their debt obligations, especially during an economic downturn or during sustained periods of high interest rates, may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield and comparable unrated securities may diminish the Fund's ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and
(ii) sell the securities either to meet redemption requests or to respond to changes in the economy or in financial markets.

Fixed-Income Securities
------------------------

     A fixed-income security is an interest-bearing security issued by a company or governmental unit. The issuer of a fixed-income security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the fixed-income security's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a fixed-income security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate fixed-income securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" fixed-income securities, on the other hand, fluctuate much less in response to market interest-rate movements than the value of fixed-rate fixed-income securities. Fixed-income securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Fixed-income securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Fixed-Income securities are interest-bearing investments which promise a stable stream of income; however, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain securities that may be purchased by the Fund, such as those rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") and "BBB" or lower by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") tend to be subject to greater issuer credit, risk to greater market fluctuations and pricing uncertainty, and to less liquidity than lower yielding, higher-rated fixed-income securities. If a security held by a Fund is downgraded, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of Fitch, Moody's and S&P are more fully described in Appendix A. Investing in fixed-income securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in the Prospectus(es).


Loan Participations
-------------------


     A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.


Money Market Instruments
------------------------


     Investments in the following types of money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) short-term municipal money market instruments; and
(iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Mortgage-Related Securities
----------------------------


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities, also called mortgage pass-through securities, are issued in securitizations (see "Asset-Backed Securities" section) and represent interests in "pools" of underlying residential mortgage loans that serve as collateral for such securities. Similar to asset-backed securities, the monthly payments made by the individual borrowers on the underlying residential mortgage loans are effectively "passed through" to the mortgage-backed securities (net of administrative and other fees paid to various parties) as monthly principal and interest payments.


     The stated maturities of mortgage-backed securities may be shortened by unscheduled prepayments of principal on the underlying mortgage loans, and the expected maturities may be extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the maturity of a particular mortgage-backed security. Variations in the maturities of mortgage-backed securities will affect the yield of each such security and the portfolio as a whole. Rates of prepayment of principal on the underlying mortgage loans in mortgage-backed securitizations that are faster than expected may expose the mortgage-backed securities issued in such securitizations to a lower rate of return and require reinvestment of proceeds at lower prevailing interest rates. Also, if a mortgage-backed security has been purchased at a premium, but is backed by underlying mortgage loans that are subject to prepayment, if prepayments are made on such underlying collateral, then the value of the premium effectively would be lost or reduced.


     Like other fixed-income securities, when interest rates rise, the value of mortgage-backed securities generally will decline and may decline more than other fixed-income securities as the expected maturity extends. Conversely, when interest rates decline, the value of mortgage-backed securities having underlying collateral with prepayment features may not increase as quickly as other fixed-income securities as the expected maturity shortens. Payment of principal and interest on some mortgage-backed securities issued or guaranteed by a government agency (but not the market value of the securities themselves) is guaranteed by a government association, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), or by a government-sponsored entity, such as the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") or Federal National Mortgage Association ("FNMA" or "Fannie Mae"). Unlike FHLMC and FNMA, which act as both issuers and guarantors of mortgage-backed securities, GNMA only provides guarantees of mortgage-backed securities. Only GNMA guarantees are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued or guaranteed by FHLMC or FNMA are not backed by the full faith and credit of the U.S. Government. FHLMC and FNMA are authorized to borrow money from the U.S. Treasury or the capital markets, but there can be no assurance that they will be able to raise funds as needed or that their existing capital will be sufficient to satisfy their guarantee obligations. Mortgage-backed securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Collateralized mortgage obligations, commercial mortgage-backed securities, adjustable rate mortgage securities and mortgage participation certificates are the primary types of mortgage-backed securities utilized by the Funds.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are debt obligations that may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Each CMO is structured so that multiple classes of securities are issued from such CMO, with each class bearing a different stated maturity. Payments of principal on the underlying securities, including prepayments, are first "passed through" to investors holding the class of securities with the shortest maturity; investors holding classes of securities with longer maturities receive payments on their securities only after the more senior classes have been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

     COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"). CMBS are securities that are secured by mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, such as office buildings, hotels, and shopping malls. These risks include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a commercial property to attract and retain tenants. While CMBS are sold both in public transactions registered with the SEC and in private placement transactions, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are securities that are secured by mortgage loans with adjustable interest rates and may be issued or guaranteed by a government agency such as GNMA, by government-sponsored entities such as FNMA or FHLMC, or by a private issuer. The mortgage loans underlying ARMS guaranteed by GNMA are typically federally insured by the Federal Housing Administration ("FHA") or guaranteed by the Department of Veterans Affairs ("VA"), whereas the mortgage loans underlying ARMS issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     ARMS are also offered by private issuers. These securities generally offer a higher rate of return in the form of interest payments, but because they offer no direct or indirect governmental guarantees, they also involve greater credit and interest rate risk. However, many private issuers or servicers of ARMS guarantee or provide private insurance for timely payment of interest and principal.

     MORTGAGE PARTICIPATION CERTIFICATES ("PCS"). Mortgage PCs and guaranteed mortgage certificates ("GMCs") are both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on an underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages, but pay interest semi-annually and return principal once a year in guaranteed minimum payments. PCs and GMCs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.


     OTHER MORTGAGE-BACKED SECURITIES. As new types of mortgage-backed securities are developed and offered to investors, the adviser will, consistent with each Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of mortgage-backed securities.


     CREDIT RISK. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, or any credit enhancer and/or the underlying mortgage borrowers have defaulted on their obligations. Credit risk is increased for mortgage-backed securities that are subordinated to another security (I.E., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, typically entail greater credit risk than mortgage-backed securities guaranteed by a government association or government-sponsored enterprise. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

     INTEREST RATE RISK. The interest rates on mortgage loans underlying ARMS generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities resulting from actual or anticipated fluctuations in market interest rates. The value of each Fund's ARMS may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Funds or if the Funds sell these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The interest rates on mortgages underlying other types of mortgage-backed securities generally do not reset at periodic intervals. Accordingly, non-ARMS have greater exposure to interest rate risk than ARMS.


Municipal Bonds
---------------


     Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

     Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.


     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.


     A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.


     TAXABLE MUNICIPAL OBLIGATIONS. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.


Municipal Leases
----------------

     A Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.


Municipal Notes
----------------

     Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     RAWS. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.


     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk).

Municipal Securities
---------------------

     STAND-BY COMMITMENTS. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

     The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

Stripped Securities
--------------------


     Securities issued by the U.S. Treasury and certain securities issued by government authorities and government-sponsored enterprises are eligible to be stripped into interest components and principal components. Stripped securities are purchased by the Funds at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. The Funds may not purchase stripped mortgage-backed securities.

     Stripped securities may also include participations in trusts that hold U.S. Treasury securities where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities.


U.S. Government Obligations
---------------------------


     Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate risk.


Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities
-------------------------------------------------------

     These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

DERIVATIVES
-----------

Derivative Securities
---------------------

     Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.


     An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

     While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.


     Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (I.E., exposure to adverse price changes).

     The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

     A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.


     Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.


     Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

     The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.


     A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.


     CREDIT DERIVATIVES. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

     A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (I.E., credit risk) in return for a periodic payment from the total return receiver based on designated index (E.G., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

     Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

     In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.


     Inverse Floaters. A Fund may invest in inverse floating rate municipal securities or "inverse floaters," sometimes also referred to as a "residual interest certificates." Inverse floaters are issued by tender option bond trusts ("trusts") that are established by a third party sponsor in connection with the transfer of municipal bonds to the trusts. In addition to inverse floaters, these trusts typically issue short-term floating rate notes which are usually sold to money market funds ("floating rate notes"). An inverse floater is a type of "derivative" debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security, normally the floating rate note. Because changes in the interest rate on the note inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate municipal bond having similar credit quality, redemption provisions and maturity. Inverse floaters may have interest rate adjustment formulas which generally reduce or eliminate the interest paid to a Fund when short-term interest rates rise, and increase the interest paid to a Fund when short-term interest rates fall. The value of inverse floaters also tends to fall faster than the value of fixed rate municipal bonds when interest rates rise, and conversely, their value tends to rise more rapidly when interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. Inverse floaters tend to underperform the market for fixed rate municipal bonds in a rising long-term interest rate environment, but tend to outperform that market when long-term interest rates decline.

     An investment in inverse floaters may involve greater risk than an investment in a fixed-rate municipal security. All inverse floaters entail some degree of leverage. The interest rate on inverse floaters varies inversely at a pre-set multiple of the change in short-term rates. An inverse floater that has a higher multiple, and therefore more leverage, will be more volatile with respect to both price and income than an inverse floater with a lower degree of leverage or than the underlying security. The markets for inverse floating rate securities may be less developed and have less liquidity than the markets for conventional securities.


     Under applicable financial accounting standards, inverse floater transactions in which the Fund has transferred a municipal security it owned to a trust are considered a form of secured borrowing for financial reporting purposes. This accounting treatment does not apply to any inverse floaters acquired by the Fund that were created by a third-party's transfer of a municipal security to the issuing trust.


Futures and Options Contracts
-----------------------------

     IN GENERAL. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).

     Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

     A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

     Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     OPTIONS TRADING. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of futures and options in which the Funds may invest.

     STOCK INDEX OPTIONS. A Fund may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     FOREIGN CURRENCY FUTURES CONTRACTS. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign

Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

     To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

     If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

     FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions
-----------------------------

     Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

     INTEREST RATE SWAP AGREEMENTS. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

     In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

     Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

     Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (I.E., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

     CREDIT DEFAULT SWAP AGREEMENTS. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

     EQUITY SWAPS. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (E.G., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

     The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

     TOTAL RETURN SWAP AGREEMENTS. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (I.E., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

     VARIANCE, VOLATILITY AND CORRELATION SWAP AGREEMENTS. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

OTHER INVESTMENTS AND TECHNIQUES
---------------------------------

Borrowing
----------

     Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Diversification
---------------

     The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free and Minnesota Tax-Free Funds are non-diversified, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Federal Income Taxes."

Forward Commitments, When-Issued and Delayed-Delivery Transactions
------------------------------------------------------------------

     Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

     The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.


Geographic Concentration
------------------------

     The California Limited-Term Tax-Free, California Tax-Free, Colorado Tax-Free, Minnesota Tax-Free and Wisconsin Tax-Free Funds invest substantially all of their assets in municipal securities issued by issuers within a particular state and the state's political subdivisions. These Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

Illiquid Securities
-------------------


     Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.


Loans of Portfolio Securities
-----------------------------

     Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.


     For lending its securities, a Fund will earn either a fee payable by the borrower on loans that are collateralized by U.S. Government securities or a letter of credit, or income on instruments purchased with cash collateral (after payment of a "broker rebate fee" to the borrower). Cash collateral is invested on behalf of the Fund by the Securities Lending Agent in high-quality, U.S. dollar-denominated short-term money market instruments that have been evaluated and approved by the Funds' investment adviser and are permissible investments for a Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Funds' investment of its cash reserves and the Fund bears the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Loans of securities also involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be called at any time and generally will be called if a material event affecting the investment is to occur so that securities may be voted by the Fund.

     Each lending Fund pays a portion of the net interest or fees earned from securities lending to a securities lending agent. Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Securities Lending Agent may make payments to borrowers and placing brokers. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor.


Other Investment Companies
--------------------------


     A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

     Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

     Private Placement and Other Restricted Securities
     -------------------------------------------------

     Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.


     Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.


Repurchase Agreements
---------------------


     Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.


Reverse Repurchase Agreements
-----------------------------


     A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.


Short Sales
-----------

     A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

     Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

     In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

     To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments
-------------------

     A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's, Fitch, and S&P are more fully described in the Appendix to this SAI.

Warrants
--------


     Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.


       SPECIAL CONSIDERATIONS AFFECTING CALIFORNIA MUNICIPAL OBLIGATIONS


     In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. This summary does not purport to be a comprehensive description of all relevant facts. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of September 30, 2008. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.


General Economic Factors
-------------------------


     The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State's General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes. Beginning in 2001, California's economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. The State's economy began to improve in 2004 and grew at a solid pace, resulting in General Fund revenues that exceeded 2005-06 Budget forecasts. During the 2006-07 fiscal year, California's economic expansion slowed due to a cooling real estate market and rising fuel prices, and revenue growth has fallen. The housing downtown continues to slow the California economy through 2007 and the first nine months of 2008. In the May revision of the 2008-09 proposed budget, the Governor's office projects that the California economy will continue to grow slowly through the rest of 2008 and into 2009, with the State's unemployment rate increasing in both years.


     Fluctuations in General Fund revenues are more pronounced than the volatility in California's overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst's Office ("LAO"), a nonpartisan agency. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying budget imbalance in which anticipated revenues fall short of spending commitments, some of which increase annually by law regardless of revenue.


     The housing slump, higher energy prices, the credit crunch, and lower vehicle sales have contributed to a slowdown in taxable sales growth and personal income growth in the State. After growing by 4.2 percent in 2006, taxable sales increased by only 0.2 percent in 2007 in California. For the first seven months of 2008, taxable sales were $303 million below forecast. New vehicle registration in California fell 2.3 percent in 2006 and 6.5 percent in 2007, and the California New Cars Dealers Association predicts a further decline of 14.9 percent for 2008. California personal income grew by 5.9 percent in 2007, as compared to 6.5 percent in 2006. For the second quarter of 2008, California personal income grew by 1.6 percent. For the first seven months of 2008, General Fund revenues were $107 million below the $11.9 billion that was forecasted in the May Revision to the proposed 2008-09 budget.


     The global credit crunch and volatility in the financial markets also has weakened the California economy. The illiquidity in the credit markets is freezing investment and commerce in the State as individuals and businesses, large and small, have been unable to obtain financing from banks. This has resulted in tens of thousands of lost jobs and billions of dollars in lost tax revenue to the State. Furthermore, California and a number of other states are experiencing the lack of liquidity in the credit markets firsthand. In a letter dated October 2, 2008 to the U.S. Secretary of the Treasury, Governor Schwarzenegger writes that, due to the lack of liquidity in the credit markets, the State may not be able to raise $7 billion in revenue anticipation notes for short-term cash flow purposes. "Absent a clear resolution of this financial crisis that restores confidence and liquidity to the credit markets," the Governor warns, "California and other states may be unable to obtain the necessary level of financing to maintain government operations and may be forced to turn to the Federal Treasury for short-term financing."

     Labor markets also weakened in California. The State's unemployment rate was 5.4 percent in 2007, and jumped to 7.7 percent in August 2008, a 12-year high. The annual average of nonfarm payroll employment increased by 102,900, or
0.7 percent in 2007, down from an increase of 259,000, or 1.7 percent, in 2006. Eight of the 11 major industry sectors saw employment grow in 2007. Nonfarm payroll employment decreased by 72,700, or 0.5 percent, in August 2008 as compared to August 2007, with the State's beleaguered housing industry continuing to be the focus of most of the losses. Six of the 11 major industry sectors saw employment grow in August 2008. The number of people unemployed in California was 1,417,000 in August 2008, an increase of 413,000 people compared with August of last year. Average monthly job gains in California slowed from 13,800 in 2006 to 3,400 in 2007. In the first seven months of 2008, the State lost 54,000 non-farm jobs, or 7,700 jobs per month on average.

     Following several years of record sales and soaring pricings, existing home sales and new residential construction in California slowed considerably in 2006 and 2007, and the housing slump is continuing into 2008. Sales of existing single-family detached homes were down 26 percent in 2007, and 21 percent for the first four months of 2008, as compared to the same periods in 2006. New housing permits were down 37 percent in 2007, and 60 percent for the first seven months of 2008, as compared to the same periods in 2006. The median price of sold existing homes was $350,140 in August 2008, 40.5 percent lower than a year ago. Although existing home sales increased by 56.7 percent in August 2008, as compared to August 2007, the California Association of Realtors reports that it does not expect a housing market recovery until prices stabilize and the number of distressed properties on the market declines. According to the California Association of Realtors, the sales gains have been driven largely by deeply discounted distressed sales in many parts of the State.

     The problems with sub prime mortgages and the related financial market volatility, credit tightening and rising mortgage foreclosures have worsened the housing sector downturns and risk further deterioration of the State's economy. Increases in subprime mortgage rates and falling home prices have resulted in record mortgage delinquencies and home foreclosures in California. Specifically, foreclosures accounted for 45.5 percent of California home sales in August 2008, up from 10 percent a year ago. In hardest hit Riverside County, approximate two thirds of previously owned houses sold in August 2008 were in foreclosure. The housing sector's woes are projected to continue into 2009. Home values may decrease further before real estate markets and home building return to normal. Until then, the California Department of Finance projects that the housing sector will be a significant drag on the State's economic growth.


Bond Ratings
------------

     Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.


     In May 2006, Moody's upgraded the credit rating of the State's general obligation bonds from A2 to A1, because of a strong economy and growing tax revenue. Also in May 2006, S&P upgraded its rating from A to A+, citing California's "strong economic growth in almost all sectors," and its recent revenue surge, which led to a higher than expected general fund balance and reduced the State's structural deficit. In June 2006, Fitch upgraded the rating of the same bonds from A to A+, citing the State's continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. The foregoing ratings have not been updated for the past two years and it is not possible to determine whether or the extent to which Moody's, S&P or Fitch will change such ratings in the future.

     Notwithstanding the upgrades by the rating services, California's general obligation bonds currently have lower ratings than all rated states other than Louisiana. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund's portfolio.

     STATE FINANCES. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State's Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation.

     The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties ("SFEU"). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.


     A new "rainy day" reserve fund called the Budget Stabilization Account ("BSA") was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the BSA 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the BSA is dedicated to repayment of $11 billion of economic recovery bonds
(ERBs), which were authorized by voters and sold in fiscal year 2003-04 to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations taken prior to June 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

     THE STATE BUDGET. California's fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor's proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer. Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose balanced budgets, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all previous revenue sources, including prior year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. To pass a budget act requires a two-thirds vote in the Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetoes are subject to override by a two-thirds vote in each house of the Legislature.



     FISCAL YEAR 2007-08 BUDGET. The 2007-08 Budget Act, enacted on August 24, 2007 (the "2007-08 Budget"), projected revenues to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08, and expenditures to increase 0.6 percent, from $101.7 billion in fiscal year 2006-07 to $102.3 billion in fiscal year 2007-08. The spending growth reflected spending increases for a variety of State programs, including increased education and transportation funding, and the prepayment of $1 billion of ERBs. The 2007-08 Budget assumed that the State General Fund would end fiscal year 2006-07 with a positive reserve of $4.1 billion.

     Some of the revenue and cost assumptions reflected in the 2007-08 Budget were uncertain at the time of enactment. Specifically, since the enactment of the 2007-08 Budget, slower rates of economic growth, softening state revenues and increased costs have eroded the reserves and, if left unaddressed, would create a budget gap of $24.3 billion for the 2008-09 fiscal year according to the Governor's office. The single largest factor identified by the Governor's office in its May revision to the proposed 2008-09 budget (the "May Revision") is a $6.0 billion decrease in estimated General Fund revenues resulting from a weaker than anticipated economic conditions in the State.

     To partly address the budgetary imbalance, in February 2008, the Governor authorized the sale of $3.3 billion in ERBs, the remaining balance of deficit financing bonds approved by the voters in 2004. In addition, the Governor has increased General Fund resources by permanently transferring back $1.5 billion from the BSA "rainy day" reserve. The Governor also called a special session of the Legislature to make immediate spending cuts.

     FISCAL YEAR 2008-09 BUDGET. After months of delay, the Governor signed the 2008-09 Budget Act (the "2008-09 Budget") on September 24, 2008, ending the longest budget stalemate in California modern history. The 2008-09 Budget assumes the General Fund will end fiscal year 2007-08 with a positive reserve of $4.0 billion. The 2008-09 Budget Act projects General Fund expenditures to increase slightly from $103.3 billion in fiscal year 2007-08 to $103.4 billion in fiscal year 2008-09, and General Fund revenues to decrease from $103.0 billion in fiscal year 2007-08 to $102.0 billion in fiscal year 2008-09, leaving an anticipated 2008-09 fiscal year positive reserve of $1.7 billion. The 2008-09 Budget projects a deficit of $1.0 billion in fiscal year 2009-10. The 2008-09 Budget fully funds the minimum education funding required by Proposition 98 with $41.9 billion in General Fund dollars for K-12 education and community colleges and does not borrow funding from voter approved local government or transportation funds to address the budget deficit.

     The 2008-09 Budget adopts a combination of spending cuts and revenue solutions to address a $15.2 billion budget deficit. Many of those solutions, however, are one-time measures and, as adopted, the 2008-09 Budget fails to address the structural budget imbalance that causes recurring budget deficits in California. The solutions enacted by the 2008-09 Budget, some of which are contingent upon voter approval, include the following:

  o Spending cuts account for 47 percent of the budget solutions, more than any other category. The 2008-09 Budget includes approximately $9.15 billion in spending cuts across many State programs, an additional $510 billion in General Fund expenditure vetoes by the Governor and General Fund savings of an additional $350 million due to the delay in enacting the Budget and the effect of the Governor's executive order terminating the services of some temporary State employees and reducing overtime.

  o The 2008-09 Budget projects approximately $6.1 billion in new revenues for fiscal year 2008-09 by collecting some taxes earlier, removing some tax deductions for corporations and establishing a new 20 percent penalty on companies that understate their taxes. Much of the additional revenue for the 2008-09 fiscal year comes from one-time sources - early collection of some taxes this year, for example, means less of those taxes to be collected next fiscal year. As a result, revenues from tax law changes enacted by the 2008-09 Budget are expected to bring in just $1.5 billion in fiscal year 2009-2010.

  o The 2008-09 Budget includes legislation which, if approved by California voters in the June 2009 election, would enact changes to the California lottery to provide operational flexibility and raise up to $15 billion in revenues during the next three years by securitizing future revenues resulting from the lottery's projected improved performance. The Governor expects to receive the first $5 billion of securitized revenue in fiscal year 2009-2010 to help balance the budget. Although the LAO acknowledges in its "Overview of the May Revision" that lottery securitization may be "a reasonable way to help balance the budget," the LAO states, however, that the Governor's plans makes "overly optimistic and potentially unobtainable assumptions about the ability of the lottery to increase its profits" and, therefore, "there is a very strong likelihood that distributions to public education would fall well short of the $1.2 billion per year targeted by the administration," which could result in new spending pressures from the General Fund. In addition, if voters reject the lottery plan, California budget shortfalls in future years may grow.

  o As an additional one-time solution, the 2008-09 Budget suspends the transfer of $1.5 billion from the General Fund to the BSA.


     FUTURE BUDGETS. We cannot predict what actions will be taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

     STATE INDEBTEDNESS. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2007 Debt Affordability Report released in October 2007, the Treasurer adopted a fundamentally different approach to measuring debt affordability. In prior years, the Treasurer measured affordability based upon a debt ratio of debt service payments as a percentage of General Fund revenues. The 2007 Debt Affordability Report concluded that the right amount of debt "is not indicated by any one ratio or percentage" and, instead, examined debt affordability from a public policy perspective. The Treasurer predicted a $14.6 billion gap by the 2027-28 fiscal year between General Fund revenues and the combined costs of operating expenditures and debt service. This imbalance over the 20-year forecast period is equal, on average, to an annual General Fund revenue shortfall of 3.5 percent. The Treasurer concluded that, although the 3.5 percent yearly shortfall should not be an insurmountable problem, the State will not be able to afford both debt service and operating expenditures for programs unless it addresses the substantial, persistent budgetary imbalance.


     GENERAL OBLIGATION BONDS. California's capacity to issue general obligation bonds is described in the State Constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond authorizing acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of September 1, 2008, the State had outstanding approximately $57.6 billion aggregate principal amount of voter-authorized general obligation bonds (including $9.1 billion of ERBs). As of September 1, 2008, there were unused voter authorizations for the future issuance of approximately $56.8 billion long-term general obligation bonds.


     In response to the Governor's proposal for a $220 billion infrastructure plan, the Legislature approved a $115.8 billion Strategic Growth Plan, which includes $50.1 billion in existing funding, $28.4 billion in new leveraged funding sources, and approximately $37.3 billion in new general obligation bonds that were approved by voters as four propositions on the November 2006 ballot. The four propositions are dedicated to the following programs: (i) $19.9 billion for transportation improvements, air quality and port security,
(ii) $10.4 billion for school modernization and construction, (iii) $4.1 billion for flood control and prevention and levee repair, and (iv) $2.9 billion for affordable housing programs.


     Other significant new general obligation bond authorizations include $5.4 billion in bonds for water quality and flood control approved by voters on the November 2006 ballot. Court challenges to the $3 billion, 10-year bond program to support stem cell research ended in May 2007, and the State began issuing the first $250 million tranche in October 2007. Proceeds of the initial issuance will be used in part to repay a $150 million loan from the State General Fund to support the research while litigation was pending. The State Treasurer's Office estimates that approximately $8.25 billion of new general obligation and lease-revenue bonds will be sold in fiscal year 2007-08, of which approximately $6.75 billion has been issued through May 31, 2008. In addition, the November 2008 general election ballot will contain a $9.95 billion bond measure to finance a portion of the cost of a high speed rail system connecting Northern and Southern California and initiative measures to authorize $980 million of general obligation bonds to finance children's hospitals, $5 billion of general obligation bonds to fund subsidies for the purchase of high fuel economy or alternate fuel vehicles and research on alternate fuels, and $900 million of general obligation bonds to provide loans for the State's veterans' farm and home purchase program.

     COMMERCIAL PAPER. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $2.5 billion in general obligation commercial paper notes may be outstanding at any time. As of May 1, 2008, the State had $933.0 million aggregate principal amount of general obligation commercial paper notes outstanding

     LEASE-REVENUE BONDS. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.8 billion General Fund-supported lease-revenue debt outstanding at September 1,
  2008.

     NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $50.7 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 31, 2007.

     ECONOMIC RECOVERY BONDS. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. In addition, the ERBs are secured by the State's full faith and credit. The State issued $10.9 billion principal amount of ERBs, which resulted in net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year. To relieve cash flow and budgetary shortfalls identified in the Governor's 2008-09 Budget, on February 14, 2008, the State issued an additional $3.2 billion of ERBs, resulting in deposits into the General Fund of $3.3 billion. No additional ERBs may be issued under Proposition 57, except for any refunding bonds that may be issued in the future. Approximately $2.9 billion of ERBs have been or will be retired early through redemptions during fiscal years 2005-06, 2006-07 and 2007-08, and an additional $500 million has been redeemed on July 1, 2008.

     TOBACCO SETTLEMENT REVENUE BONDS. In 1998 the State signed a settlement agreement with four major cigarette manufacturers, which agreed to make payments to the State in perpetuity. In 2002, the State authorized the sale of revenue bonds secured by the tobacco settlement revenues. On March 14, 2007, the State completed a refinancing of the bonds, which included a covenant that the Governor will request a General Fund appropriation to pay debt service and related costs if revenues fall short. The Legislature is not obliged to make a requested appropriation, and the tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions. The refinancing generated additional proceeds of approximately $1.258 billion for General Fund purposes. In 2006, the participating manufacturers contended they lost market share and the amount of tobacco revenues decreased by approximately $50 million, but the amounts received were still in excess of the required debt service payments. The State attorney general is undertaking to compel the manufacturers to pay without any downward adjustments for loss of market share.

     CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $7.0 billion of revenue anticipation notes in November 2007, which must be repaid by the end of fiscal year 2007-08, in order to maintain adequate reserves to manage the State's cash flow requirements during the fiscal year.

     INTER-FUND BORROWING. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. The state has approximately $4.5 billion of outstanding loans from the SFEU or other internal sources to the General Fund as of August 31, 2008.


     CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

     The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner's acquisition, the amount of tax on comparable properties varies widely.

     Proposition 4 or the "Gann Initiative" (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

     Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs.

     In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity's legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

     In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of "limiting local government revenue and enhancing taxpayer consent." Proposition 218 requires a majority of a local entity's electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity's electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

     Other litigation and initiatives complicate the State's ability to spend tax revenue.


     In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor's concurrence, to suspend the minimum funding formula for a one-year period. The amount of suspension is added to the maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. In a fiscal emergency special session of 2008, the Legislature adopted legislation that reduced 2007-08 Proposition 98 appropriations by $506.8 million; however, $295.4 million was offset by reappropriating prior year Proposition 98 savings. The remaining $211.4 million reduction eliminated appropriations from programs that encountered implementation delays or were not going to utilize the funding. As a result of previous maintenance factor balances and $1.9 billion maintenance factor anticipated for fiscal year 2008-09, the total estimated factor balance will be $3.2 billion at the end of fiscal year 2008-09. This balance must be restored in future years as economic conditions improve. The Proposition 98 guarantee for fiscal year 2008-09 is projected to grow to $56.8 billion. The 2008-09 Budget fully funds the Proposition 98 guarantee.

     With a ballot initiative in November 2004, voters approved a surcharge of one percent on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of State revenues, because it may impede adjustments to the progressive structure of the State's individual income tax.

     More recently, a new series of Constitutional amendments sponsored by Governor Schwarzenegger and approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits, Proposition 1A, approved in 2004, which limits the Legislature's power over local revenue sources, and the identically named Proposition 1A approved at the November 7, 2006 election, which limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.


     In addition, as part of the 2008-09 Budget, the Governor has proposed changes to the BSA rainy day fund intended to help smooth out the unpredictable highs and lows in revenues that plague the State and contribute to recurring budget deficits. If approved by voters in the June 2009 election, the legislation would increase the size of the BSA from 5 percent of General Fund expenditures to 12.5 percent, require annual transfers to the BSA of 3 percent of General Fund revenues and eliminate the ability the suspend those annual transfers except that the annual transfer would not occur when funds can be drawn out of the BSA. In addition, the legislation would require that all current year revenue that is above 5 percent of the amounts included in a budget act be transferred to the BSA. Funds can only be transferred out from the BSA during periods of economic downturn if actual revenues during the fiscal year are below the prior year spending adjusted by population growth and per capita personal income growth. Funds transferred from the BSA back into the General Fund must be appropriated in a stand-alone bill. The amount transferred out of the BSA during a fiscal year will be limited to the amount which would bring revenues up to prior year spending adjusted by population and per capita personal income growth. When the balance in the BSA reaches 12.5 percent, any excess revenues acquired mid-year will be available for one-time expenditures only. The 2008-09 Budget also includes provisions authorizing the Director of Finance to reduce state operations budgets by up to 7 percent and freeze cost of living adjustments, rate increases or increases in state participation for up to 120 days if the Director of Finance determines, mid-year, that revenues have fallen below specified levels.


     The full impact of these propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.


     EFFECT OF OTHER STATE LAWS ON BOND OBLIGATIONS. Some of the tax-exempt securities that a series of the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

     LITIGATION. The State is involved in certain legal proceedings (described in the State's recent financial statements). Some of these have been recently decided against the State, including a trial court judgment against the State finding that $409 million in reimbursements from the Public Transportation Account to the General Fund for past debt service payments was illegal and an appellate court's ruling affirming a trial court's judgment that the State must pay more than $500 million to the retired teachers' pension fund, finding unconstitutional a statute that deferred the amount of the State's obligations for the fiscal year 2003-04.

     The State is also subject to several lawsuits concerning deficiencies in its prison system, has already spent $1 billion to address inmate requirements, and could be ordered to spend hundreds of millions of dollars in the future. In response to the litigation, a prison spending bill, AB 900, was enacted May 3, 2007, and provides for a spending package of $7.8 billion, including lease-revenue bonds not supported by the General Fund.

     Issuance of the lease-revenue bonds, however, has been stayed pending resolution of litigation challenging the constitutionality of the lease revenue bond financing method in AB 900. The State has also sought to issue pension obligation bonds to fund all or a portion of the State's pension obligations. In July 2007, the Court of Appeals affirmed the trial court ruling barring the bond sales as inconsistent with State constitution limits. The State will not seek further court review of the ruling.

     Additional pending suits may cause the State to incur judgment costs in the future or inhibit the State from raising revenues. For example, a series of tax cases challenging the State's methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars. In another series of pending cases, plaintiffs claim that the State has an obligation to pay interest on private property that has escheated to the State. If these cases are decided in favor of plaintiffs, costs to the State could be in excess of $500 million.

     RECENT DEVELOPMENTS REGARDING ENERGY. The stability of California's power grid and its transmission capacity remains of concern.

     Record heat waves in the summer of 2006 resulted in transmission emergencies, which prompted cuts to certain volunteer customers but avoided rotating blackouts. In 2000 and 2001, at the height of California's energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California's supply of electric energy has been augmented by net new capacity, transmission lines have been upgraded, and new technology is being implemented to improve supply management.

     Natural gas prices in California are not regulated, and therefore, may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.


     Record setting prices for gasoline and crude oil could further harm the State's economy. Paying more for fuel can hurt corporate profit and pinch consumer spending, thereby reducing the State's tax revenues. The average price of gasoline sold in California in 2006 and 2007, as adjusted for inflation, was $2.88 and $3.08 per gallon, respectively. At the end of September 2008, the average price for regular grade gasoline reached $3.67 per gallon.


     There can be no assurance that there will not be continued and future disruptions in energy supplies or related developments that could adversely affect the State's and local governments' economies, and that could in turn affect State and local revenues.


     SEISMIC ACTIVITY. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. More recently, on July 29, 2008, Southern California experienced a 5.4 magnitude earthquake centered in Chino Hills, about 35 miles east of downtown Los Angeles, but there were no reports of major injuries or damage. Seismic retrofitting is an ongoing expense for State infrastructure. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damage to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

     FIRE. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. The State has proposed exacting user fees to allocate the cost of wildfire containment to private landowners and to cities and counties. This year's wildfires, including large wildfires in Santa Cruz, Santa Clara, Humboldt and Butte counties, have scorched more than 1.3 million acres and destroyed 306 homes throughout the State as of August 2008. In October 2007, President Bush declared a state of emergency in seven Southern California counties, including San Diego, Orange, Los Angeles and San Bernardino counties, following several large wildfires that ravaged the region. The fires destroyed hundreds of homes, prompted mass evacuations in San Diego county, the region hardest hit by the fires, and caused property damage estimated to exceed $1 billion. In 2005, fires have burned in Los Angeles, Riverside and San Bernardino counties. Southern California has experienced a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

     WATER SUPPLY AND FLOODING. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. The State is currently facing its most significant water crisis in its history. On June 5, 2008, the Governor declared a statewide drought and directed the Department of Water Recourses to cooperate with local water agencies to implement aggressive water conservation efforts as a result of two years of below average rainfall and limitations on export of water from the Sacramento-San Joaquin River delta. Court-ordered restrictions on water deliveries from the Sacramento-San Joaquin Delta have reduced supplies from the State's two largest water systems by twenty to thirty percent.

     During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire.

     Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. Court decisions have clarified State liability for flood damage. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.


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


        SPECIAL CONSIDERATIONS AFFECTING COLORADO MUNICIPAL OBLIGATIONS


     The following highlights some of the more significant financial trends and issues affecting Colorado and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of November 1, 2008. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.


Overview of Colorado Economy and General Information
----------------------------------------------------

     During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     During the 1990s, the Colorado economy became increasingly diversified moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism, health care, high-tech and manufacturing, with small businesses predominating. During this period there was steady improvement in the Colorado economy: per-capita income increased approximately 56% from 1990 to 1999 (5.9% in 1999) and retail trade sales increased approximately 91% from 1990 to 1999 (9.2% in 1999), reflecting, in part, an annual average population growth rate of 2.3% and an average unemployment rate of 4.4% during this period. In 2000, the peak year of the economic expansion, personal income increased approximately 12.1%, wage and salary income increased approximately 12.6% and retail trade sales revenues increased approximately 10.2%. In addition, the population increased 2.4% and the average unemployment rate hit a historic, and unsustainable, low of 2.7%.


     In 2001 Colorado's economy, like the national economy, began to weaken, taking a sharp downturn after the September 11, 2001 terrorist attacks. Personal income growth slowed to approximately 5.8% in 2001 and 0.2% in 2002. Wage and salary income growth slowed to approximately 2.8 % in 2001 and -1.5% in 2002. Retail trade sales growth slowed to approximately 1.8% in 2001 and -0.3% in 2002, while population growth slowed to 2.4% in 2001 and 1.7% in 2002. Colorado began to lose jobs in January 2001, and declines in the State's high technology, communications, and finance industries combined with a dramatic slowdown in tourism (caused in part by the worst drought since the 1930s and related Colorado wild fires), caused significant job losses during 2002. The average unemployment rate increased to 3.8% in 2001, 5.7% in 2002 and 6.1% in 2003. The job losses in 2002 and 2003 were the most severe in any reported period in the last sixty years.

     The unemployment rate in Colorado was 5.6% in 2004, followed by an unemployment rate of 5.2% in 2005, 4.3% in 2006 and 3.8% in 2007.

     The unemployment rate is expected to increase to 4.7% in 2008 and then to decrease to approximately 4.1% by 2011.

     Personal income in Colorado increased by 7.3% in 2005, 7.1% in 2006, and 6.0% in 2007. Colorado government officials estimate that personal income growth will be 6.0% in 2008 and 6.2% in 2009. It is expected that personal income growth will average about 6.9% in 2010 and 6.7% in 2011. Colorado wage and salary income increased by 5.7% in 2005, 6.9% in 2006, and 6.1% in 2007. Colorado government officials estimate that Colorado wage and salary income will increase 5.8% in 2008 and 6.3% in 2009. In 2010 through 2011, annual wage and salary income growth is expected to be at or above 7.0%.

     Growth in retail trade sales was 7.5% in 2006 and 6.9% in 2007, compared to 5.1% in 2005. Growth in retail trade sales is expected to decrease to 3.8% in 2008, and then to gradually increase to 6.1% by 2011. Population growth in Colorado was 2.0% in 2006 and in 2007, and it is expected to be about the same in 2008. Population growth is expected to average about 1.9% for each of the years between 2009 and 2011. After increasing 17.9% in fiscal year 2005-06 and 11.3% in fiscal year 2006-07, government officials expect net individual income tax revenue to increase 2.0% in the 2007-08 fiscal year as job growth slows and investors contend with turmoil in the financial markets. According to government officials, the strong growth in net individual income tax revenue from 2005 to 2007 was the result of healthy job creation, robust capital gains and strong growth in oil and gas royalty payments. Government officials believe that individual income taxes will continue to show slow growth at a rate of approximately 3.3% in the 2008-09 fiscal year and that taxes from capital gains will continue to weaken through most of 2009. However, government officials believe that recovery from slower growth will cause individual income taxes to increase at a much healthier rate in the 2009-2010 fiscal year.

     Net corporate income tax revenue rose 11.3% in the 2006-07 fiscal year. However, government officials expect net corporate income tax revenue to decrease 1.3% for the 2007-08 fiscal year and then increase 4.3% in the 2008-09 fiscal year. Net corporate income tax revenue is expected to increase by about 11.1% in the 2009-10 fiscal year, 4.4% in the 2010-11 fiscal year, and 5.4% in the 2011-12 fiscal year.


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



     Colorado's economy is feeling a substantial drag from high food and gasoline prices, tight credit conditions and the nation's exploding housing bubble, and Colorado government officials believe that a weaker national economy, the poor housing market, problems in the financial and credit markets, and high food and energy prices will slow down the State's economy considerably in 2008 and into 2009. Colorado government officials believe, however, that while the State's economy has slowed considerably, the State's economic diversity and recent job growth in wide-ranging industries should prevent it from falling into recession. Government officials note that consumers have begun to cut back in response to tight credit conditions and rising food and gas prices, and that the State is wrestling with a significant correction in the housing sector and in housing-related employment. According to Colorado government officials, however, the correction in the Colorado housing sector appears to have begun earlier and has been more gradual than in other areas of the nation.


Political Subdivisions
----------------------


     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies, which depend on seasonal tourism, downturns in sales tax and other revenues, and fluctuations in the real estate market. Nonresidential building construction increased 4.6% in 2006 and 11.3% in 2007, but it is expected to decrease 6.4% in 2008 and then increase 7.1% in 2009. Housing permits decreased 16.4% in 2006 and 23.2% in 2007, and they are expected to decrease 18.9% in 2008 and then increase 15.2% in 2009.


State Finances: General Fund
----------------------------


     The State derives most of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and income taxes, which are expected to account for approximately 31% and 67%, respectively, of total General Fund revenues during the 2007-08 fiscal year. Sales and use taxes and income taxes are expected to account for approximately 28% and 67%, respectively, of total General Fund revenues during the 2008-09 fiscal year.

     The State experienced an 8.3% increase in General Fund revenues for the 2006-07 fiscal year and is expected to experience a 2.2% increase in General Fund revenues for the 2007-08 fiscal year. It is anticipated that General Fund revenues will increase 3.1% for the 2008-09 fiscal year and 7.9% for the 2009-10 fiscal year. For the 2006-07 fiscal year, Colorado's General Fund excess reserve was $249.3 million, and it is expected to be $8.2 million for the 2007-08 fiscal year and $0 for the 2008-09 fiscal year.


Colorado Constitutional and Other Laws
--------------------------------------


     STATE CONSTITUTION. The Colorado Constitution contains strict limitations on the ability of the State to create debt. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls.

     TABOR AMENDMENT. On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "TABOR Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The TABOR Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.


     Among other provisions, the TABOR Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. The TABOR Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. District revenues in excess of the limits prescribed by the TABOR Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. Such "TABOR surpluses" for the State grew from $139 million in the 1996-97 fiscal year to $927.2 million in the 2000-01 fiscal year, and over the past several years the State has refunded revenues in excess of applicable limits to certain taxpayers in the State in accordance with the TABOR Amendment.

     During the 1990s the federal government underestimated Colorado's population. Therefore the State refunded $483 million to taxpayers under the TABOR Amendment that would not have been refunded if the proper population estimates had been made. The TABOR Amendment allows for the limit to be adjusted each decade in accordance with the Census count. The Colorado General Assembly determined that the proper way to make the adjustment was to use the percentage change in the State's populations (6.0%) in the TABOR Amendment limit for the 2002 fiscal year and then measure the amount of revenue that comes in below that adjusted limit. The percentage points of population growth in the limit that are not used in the 2002 fiscal year can be carried forward into future years (referred to as the "growth dividend") until such time as all of the population percentage change is carried forward or a new Census is conducted.

     The TABOR Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

The State did not have a TABOR surplus for fiscal years 2001-02, 2002-03, or 2003-04. The State had a surplus of $172.5 million for the 2004-05 fiscal year.



     REFERENDUM C. In 2005, Colorado voters approved Referendum C which calls for a five-year "time-out" from TABOR's growth limit beginning in the 2005-06 fiscal year. Referendum C allows the State to retain all revenue collected between fiscal year 2005-06 and fiscal year 2009-10 and it allows the State to fund mandated growth in education and Medicaid spending, as well as providing funding for transportation and other State programs.

     Referendum C is currently estimated to retain $6.1 billion during the five-year time-out period. In the 2005-06 fiscal year, the amount of revenue retained by Referendum C was $1.1 billion, and in the 2006-07 fiscal year, the amount of revenue retained was $1.3 billion. Government officials estimate that the amount of revenue that will be retained in the 2007-08 fiscal year will be approximately $1.1 billion, and that the amount of revenue that will be retained in the 2008-09 fiscal year will be approximately $1.2 billion.

     OTHER CONSIDERATIONS. This description is not intended to constitute a complete description of all of the provisions of the TABOR Amendment. Furthermore, many provisions of the TABOR Amendment and their application are unclear. Several statutes have been enacted since the passage of the TABOR Amendment attempting to clarify the application of the TABOR Amendment with respect to certain governmental entities and activities, and numerous court decisions have been rendered interpreting certain of the TABOR Amendment's provisions. However, many provisions of the TABOR Amendment may require further legislative or judicial clarification. The future impact of the TABOR Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.


     The financial operations and obligations of the State and local governments in Colorado may also be affected directly or indirectly by future changes in law or the interpretation of the law. In recent years, several ballot initiatives approved by voters have had a significant impact on the State's General Fund, and other ballot initiatives have been proposed which, if passed, would potentially have had a material adverse effect on development in the State and the State economy.

        SPECIAL CONSIDERATIONS AFFECTING MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of November 1, 2007. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     CONSTITUTIONAL STATE REVENUE LIMITATIONS. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     EFFECT OF LIMITATIONS ON ABILITY TO PAY BONDS. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.


     POPULATION TRENDS IN THE STATE. Minnesota resident population grew from 4,390,000 in 1990 to 4,934,000 in 2000 or, at an average annual compound rate of 1.2 percent, the same as the national average. From 2000 to 2007, Minnesota's resident population grew at an annual compound rate of 0.8 percent compared to the annual rate for the U.S. as a whole of 1.0 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.79 percent through 2030 compared to 0.83 percent nationally.


     STRUCTURE OF THE STATE'S ECONOMY. Diversity and a significant natural resource base are two important characteristics of the state's economy.


     At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2007, state employment in 14 major sectors was distributed in approximately the same proportions as national employment. In all sectors, except education and health services, the share of the total state employment was within two percentage points of national employment share.

     Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment was highly concentrated in the fabricated metals, machinery and computers and electronics categories. Of particular importance is the computers and electronics category in which 23.8 percent of the state's durable goods employment was concentrated in 2006, as compared to 14.4 percent for the United States as a whole.

     The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2007, 35.2 percent of the state's non-durable goods employment was concentrated in food manufacturing. This compares to 29.2 percent in the national economy. Over half of the state's acreage is devoted to agricultural purposes.


     Mining is currently a less significant factor in the state economy than it once was. However, Minnesota retains vast quantities of taconite as well as copper, cobalt and peat, which may be utilized in the future.


     EMPLOYMENT GROWTH IN THE STATE. Between 1990 and 2000, Minnesota's employment grew 23.1 percent compared with 19.9 percent nationwide. For the 2000 to 2003 period, Minnesota's non-farm employment declined 1.1 percent compared to a decline of 1.4 percent nationally. In the period from 2003 to 2007, however, Minnesota's non-farm employment grew 4.2 percent compared with
5.9 percent nationally. From January, 2008 to August, 2008, Minnesota's non-farm employment declined by 8,300 jobs.

     PERFORMANCE OF THE STATE'S ECONOMY. Since 1990, state per capita personal income has been within ten percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2007, Minnesota per capita personal income was 106.3 percent of the national average.

     During 2006, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 4.1 percent in 2006, as compared to the national average of 4.6 percent. In 2007, Minnesota's unemployment rate averaged 4.6 percent, the same as the national average of 4.6 percent. As of August, 2008 Minnesota's unemployment rate was 6.2 percent, as compared to the national average of 6.1%.


     LOCAL OBLIGATIONS. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

            SPECIAL CONSIDERATIONS AFFECTING WISCONSIN TAX-FREE FUND


     The following information is derived from public information, including from the State of Wisconsin, as of November 1, 2008. The Adviser has not independently verified any of this information.


     The Wisconsin Tax-Free Fund may invest 25% or more of its net assets in municipal obligations whose issuers or projects are located in Wisconsin, Guam, Puerto Rico and the Virgin Islands. The credit quality and credit risk of any issuer's debt depend to a large extent on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually low when (1) the economy is strong, growing, and diversified, (2) the issuer's financial situation is sound and (3) the issuer's level of debt is reasonable given its financial status.


     While Wisconsin's economy is fairly diverse, which serves to limit the credit risk of its securities, Wisconsin is currently experiencing a budget deficit. Measures to reduce the deficit may include general purpose revenue spending cuts, such as reduction in state operations and reduced financial aid to local governments and individuals. As a result of Wisconsin's weakened financial condition, certain nationally recognized statistical rating organizations have downgraded the state of Wisconsin's bond rating in the past and may do so again in the future, which results in higher interest rates payable with respect to the state of Wisconsin bonds.


     Wisconsin's economy is concentrated primarily in the dairy products, motor vehicles, paper products and small engines industries due to the state's supply of resources in these areas. Because the Fund invests in only a limited category of municipal obligations, concentration of issuers of these obligations will most likely occur in these industries as well.

     Wisconsin's total revenue is received from several sources including, among other sources: various taxes levied by the state; intergovernmental revenues (E.G., federal assistance); licenses and permits; charges for goods and services; fines and forfeitures;

investment and interest income; and gifts and donations. In fiscal year 2007, the Wisconsin state government received revenues totaling $28.0 billion from all sources, including federal and non-tax revenue. Its expenditures totaled $27.4 billion.


     Wisconsin has the ability to either increase or reduce appropriations from taxes in relation to the levels established in its budget. The Wisconsin Constitution requires that the annual tax be sufficient to pay the estimated expenses of the state for each year. When the expenses of any year exceed the income, the state legislature must impose a tax for the ensuing year that, combined with other sources of income, will pay the deficiency as well as the estimated expenses for the ensuing year. However, spending of additional appropriations historically has been accompanied by a reduction of disbursements, an increase in revenues or both.


     Wisconsin has experienced, and at fiscal year-end 2007 experienced, a deficit in its general fund. To address this situation, the Secretary of Administration may reallocate at any one time during a fiscal year an amount equal to 5% of the general purpose revenue appropriations. Payments in this form must follow this preference: (i) payments of principal on Wisconsin general obligation debt must have first priority, and may not be prorated or reduced; (ii) payments of principal and interest on operating notes have second priority, and may not be prorated or reduced; (iii) payment of Wisconsin employee payrolls have third priority; and (iv) all remaining payments shall be paid according to the priority established by the Secretary of Administration.


     Proposed federal budget cuts could also impact Wisconsin's economy because the state may be required to increase support to those parties affected by reductions in federal aid.

     GUAM. Guam is a self-governed territory of the United States located west-southwest of Hawaii and southeast of Japan. Guam's economy is dependent on revenues from tourism, the U.S. military and service industries. Its employment is concentrated in local government and federal jobs. A decrease in U.S. operations and natural disasters may have a negative impact on Guam's economy.

     PUERTO RICO. Puerto Rico is a commonwealth of the United States. Its economy is based on manufacturing, services, tourism and generally parallels the United States' economy. Historically, Puerto Rico's economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code. These tax incentives allow tax credit claims to U.S. domestic corporations that operate a large amount of their business in Puerto Rico; however, these incentives will be phased out by the year 2006. This may decrease Puerto Rico's competitive advantage for attracting new businesses in the future. Economic difficulties in the United States and natural disasters could have a negative effect on the overall economy of Puerto Rico.

     VIRGIN ISLANDS. The Virgin Islands are a self-governed territory of the United States and includes St. Thomas, St. John, and St. Croix. The islands are located in the Lesser Antilles, southeast of Florida. The Virgin Islands' economy is heavily dependent on tourism for both revenue and employment. Natural disasters and economic difficulties in the United States could have a negative impact on the tourism industry and may also have a negative impact on the overall economy of the Virgin Islands.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.


     GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of November 1, 2008, 134 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustee. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.


                             POSITION HELD                                                                        OTHER PUBLIC
                                  WITH                                                                             COMPANY OR
                              REGISTRANT/                                                                          INVESTMENT
                               LENGTH OF                           PRINCIPAL OCCUPATION(S)                           COMPANY
NAME AND AGE                   SERVICE/1/                            DURING PAST 5 YEARS                          DIRECTORSHIPS
-----------------------    -----------------    -------------------------------------------------------------    --------------
  INDEPENDENT TRUSTEES
Thomas S. Goho, 66         Trustee,             Co-Director for the Calloway School of Stephens University             N/A
                           since 1987           of Wake Forest University. Prior thereto, the Thomas Goho
                                                Chair of Finance of Wake Forest University, Calloway
                                                School of Business and Accountancy, from 2006-2007 and
                                                Associate Professor of Finance from 1999-2005.
Peter G. Gordon, 66        Trustee, since       Chairman, CEO and Co-Founder of Crystal Geyser Water                   N/A
                           1998, Chairman,      Company and President of Crystal Geyser Roxane Water
                           since 2001           Company.
Judith M. Johnson, 59      Trustee, since       Retired. Prior thereto, Chief Executive Officer and Chief              N/A
                           2008                 Investment Officer of Minneapolis Employees Retirement
                                                Fund from 1996 to 2008.
Olivia Mitchell, 55        Trustee, since       Professor of Insurance and Risk Management, Wharton                    N/A
                           2006                 School, University of Pennsylvania. Director of the Boettner
                                                Center on Pensions and Retirement Research. Research
                                                Associate and Board member, Penn Aging Research Center.
                                                Research Associate, National Bureau of Economic Research.
Timothy J. Penny, 56       Trustee, since       President and CEO of Southern Minnesota Initiative                     N/A
                           1996                 Foundation, a non-profit organization, since 2007 and Senior
                                                Fellow at the Humphrey Institute Policy Forum at the
                                                University of Minnesota since 1995.
Donald C. Willeke, 68      Trustee, since       Principal of the law firm of Willeke & Daniels.                        N/A
                           1996

                              POSITION HELD                                                                       OTHER PUBLIC
                                  WITH                                                                             COMPANY OR
                               REGISTRANT/                                                                         INVESTMENT
                                LENGTH OF                           PRINCIPAL OCCUPATION(S)                          COMPANY
NAME AND AGE                   SERVICE/1/                             DURING PAST 5 YEARS                         DIRECTORSHIPS
-----------------------    ------------------    ------------------------------------------------------------    --------------
  INTERESTED/2/ TRUSTEE
J. Tucker Morse, 64        Trustee, since        Private Investor/Real Estate Developer. Prior thereto,                N/A
                           1987                  Chairman of Whitepoint Capital, LLC until 2004.
  ADVISORY BOARD MEMBER
Isaiah Harris, Jr., 56     Advisory Board        Retired. Prior thereto, President and CEO of BellSouth               CIGNA
                           Trustee, since        Advertising and Publishing Corp from 2005 to 2007,                Corporation
                           2008                  President of BellSouth Enterprises from 2004 to 2005 and            Deluxe
                                                 President of BellSouth Consumer Services from 2000 to             Corporation
                                                 2003. Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of
                                                 Business.
David F. Larcker, 58       Advisory Board        James Irvin Miller Professor of Accounting at the Graduate            N/A
                           Trustee, since        School of Business, Stanford University, Director of
                           2008                  Corporate Governance Research Program and Co-Director of
                                                 The Rock Center for Corporate Governance since 2006.
                                                 Member of the Advisory Board for the Center for Excellence
                                                 in Accounting and Security Analysis at Columbia University
                                                 since 2003. From 2005 to 2006, Professor of Accounting at
                                                 the Graduate School of Business, Stanford University. Prior
                                                 thereto, Ernst & Young Professor of Accounting at The
                                                 Wharton School, University of Pennsylvania from 1985 to
                                                 2005.
        OFFICERS
Karla M. Rabusch, 49       President, since      Executive Vice President of Wells Fargo Bank, N.A. and                N/A
                           2003                  President of Wells Fargo Funds Management, LLC since
                                                 2003. Senior Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management, LLC from 2001
                                                 to 2003.
Stephen Leonhardt, 49      Treasurer, since      Vice President and Manager of Fund Audit, Reporting and               N/A
                           2007                  Tax for Wells Fargo Funds Management, LLC since 2007.
                                                 From 2002 to 2004, Controller for Sungard Transaction
                                                 Networks. Chief Operating Officer for UMB Fund Services,
                                                 Inc. from 2004 to 2005. Director of Fund Administration and
                                                 SEC Reporting for TIAA-CREF from 2005 to 2007.
C. David Messman, 48       Secretary, since      Senior Vice President and Secretary of Wells Fargo Funds              N/A
                           2000; Chief           Management, LLC since 2001. Vice President and Managing
                           Legal Counsel,        Senior Counsel of Wells Fargo Bank, N.A. since 1996.
                           since 2003
Debra Ann Early, 44        Chief                 Chief Compliance Officer of Wells Fargo Funds                         N/A
                           Compliance            Management, LLC since 2007. Chief Compliance Officer of
                           Officer, since        Parnassus Investments from July 2005 to November 2007.
                           2007                  Chief Financial Officer of Parnassus Investments from
                                                 December 2004 to November 2007. Senior Audit Manager,
                                                 PricewaterhouseCoopers LLP from October 1998 to
                                                 December 2004.


------
/1/   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.
/2/   BASIS OF INTERESTEDNESS. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     COMMITTEES. The Independent Trustees are the members of the Trust's
     ----------
Governance Committee and Audit Committee.

     (1) GOVERNANCE COMMITTEE. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as

Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Nominees by shareholders are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary and met four times during the Funds' most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

     The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an "advisory board," as such term is defined in Section 2(a)(1) of the 1940 Act ("Advisory Trustees"). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a "non-interested" Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.


     (2) AUDIT COMMITTEE. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds' most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

     COMPENSATION. Prior to January 1, 2008, each Trustee received an annual retainer (payable quarterly) of $140,000 from the Fund Complex. Each Trustee also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson (formerly referred to as the Lead Trustee) of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $16,000 annual retainer, for the additional work and time devoted by the Chairpersons.


     Effective January 1, 2008, each Trustee receives an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Trustee receives a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at the first telephonic Fund Complex Board meeting and each telephonic meeting beyond five. In addition, the Chairperson of the Fund Complex Board receives an additional $40,000 annual retainer and the Chairperson of the Audit Committee receives an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

     Neither the Trustees nor the Advisory Trustees receive any retirement benefits or deferred compensation from the Trust or any other entity of the Fund Complex. The Officers are not compensated by the Trust for their services. For the fiscal year ended June 30, 2008, the Trustees received the following compensation:


                               COMPENSATION TABLE

                        FISCAL YEAR ENDED JUNE 30, 2008




                            INTERESTED
                            TRUSTEE                      INDEPENDENT TRUSTEES/2/
                            J. TUCKER   THOMAS S.   PETER G.   OLIVIA     TIMOTHY J.   DONALD C.
FUND                        MORSE       GOHO        GORDON     MITCHELL   PENNY        WILLEKE
California Limited-Term
Tax-Free                     $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
California Tax-Free          $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Colorado Tax-Free            $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Intermediate Tax/AMT-Free    $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Minnesota Tax-Free           $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Municipal Bond               $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Short-Term Municipal Bond    $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Ultra Short-Term Municipal
Income                       $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
Wisconsin Tax-Free           $  1,287    $  1,409    $  1,557   $  1,287    $  1,287    $  1,287
TOTAL COMPENSATION FROM
THE FUND COMPLEX/1/          $190,500    $208,500    $230,500   $190,500    $190,500    $190,500


------
/1/   Includes Trustee compensation received from other funds within the entire
       Fund Complex (consisting of 148 funds) as of the fiscal year end.

/2/   Judith Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. Accordingly, she received no compensation for the fiscal period indicated.

     Mr. Isaiah Harris, Jr. and Mr. David Larcker were appointed as members of the Advisory Board effective November 1, 2008. Accordingly, neither of Messrs. Harris and Larcker received any compensation for the fiscal year ended June 30, 2008.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the calendar year ended December 31, 2007, the Trustees, the Advisory Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001-$50,000; $50,001-$100,000; and over
$100,000.

           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                     CALENDAR YEAR ENDED DECEMBER 31, 2007



                                      INTERESTED
                                      TRUSTEE                                   INDEPENDENT TRUSTEES
                      J. TUCKER       THOMAS S.      PETER G.      JUDITH M.    OLIVIA C.       TIMOTHY J.      DONALD C.
FUND                  MORSE           GOHO           GORDON        JOHNSON/2/   MITCHELL        PENNY           WILLEKE
California
Limited-Term
Tax-Free              $0              $0             $0                $   0    $0              $0              $0
California Tax-Free   $0              $0             $0                $   0    $0              $0              $0
Colorado Tax-Free     $0              $0             $0                $   0    $0              $0              $0
Intermediate
Tax/AMT-Free          $0              $0             $0                $   0    $0              $0              $0
Minnesota Tax-Free    $0              $0             $0                $   0    $0              $0              $0
Municipal Bond        $0              $0             $0                $   0    $0              $0              $0
Short-Term
Municipal Bond        $0              $0             $0                $   0    $0              $0              $0
Ultra Short-Term
Municipal Income      $0              $0             $0                $   0    $0              $0              $0
Wisconsin Tax-Free    $0              $0             $0                $   0    $0              $0              $0
Aggregate Dollar
Range of
Equity Securities Of
Fund
Complex/1/            over $100,000   over $100,000  over $100,000     $0/2/    over $100,000   over $100,000   over $100,000


------
/1/   Includes Trustee ownership in shares of other funds within the entire
       Fund Complex as of the calendar year end (consisting of 148 funds as of December 31, 2007).

/2/   Judith M. Johnson was appointed to the Board as an Independent Trustee effective August 1, 2008. The total aggregate dollar range of securities held by Ms. Johnson as shown in the table above is as of August 1, 2008.



     OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of the calendar year ended December 31, 2007, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.


Investment Adviser
------------------

     Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.


     AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants
     -----------------------------
in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.


     As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:



                                                              FEE
                                EFFECTIVE FROM 8/1/04 THROUGH
FUND                                       6/1/08                        EFFECTIVE 6/2/08
 California Limited-Term        First $500M            0.40%       First $500M         0.35%
 Tax-Free Fund
                                 Next $500M            0.35%        Next $500M        0.325%
                                   Next $2B            0.30%          Next $2B         0.30%
                                   Next $2B           0.275%          Next $2B        0.275%
                                   Over $5B            0.25%          Over $5B         0.25%

                                                              FEE
                                 EFFECTIVE FROM 8/1/04 THROUGH
FUND                                        6/1/08                       EFFECTIVE 6/2/08
 California Tax-Free Fund        First $500M            0.40%          First          0.35%
                                                                    $500M
                                  Next $500M            0.35%           Next         0.325%
                                                                    $500M
                                    Next $2B            0.30%       Next $2B          0.30%
                                    Next $2B           0.275%       Next $2B         0.275%
                                    Over $5B            0.25%       Over $5B          0.25%
 Colorado Tax-Free Fund          First $500M            0.40%          First          0.35%
                                                                    $500M
                                  Next $500M            0.35%           Next         0.325%
                                                                    $500M
                                    Next $2B            0.30%       Next $2B          0.30%
                                    Next $2B           0.275%       Next $2B         0.275%
                                    Over $5B            0.25%       Over $5B          0.25%
 Minnesota Tax-Free Fund         First $500M            0.40%          First          0.35%
                                                                    $500M
                                  Next $500M            0.35%           Next         0.325%
                                                                    $500M
                                    Next $2B            0.30%       Next $2B          0.30%
                                    Next $2B           0.275%       Next $2B         0.275%
                                    Over $5B            0.25%       Over $5B          0.25%




                                                                 FEE
 Fund                              Effective from 4/11/05                                Effective 6/2/08
                                   through 6/1/08
 Intermediate Tax/AMT-Free         First $500M            0.40%       First $500M         0.35%
 Fund
                                    Next $500M            0.35%        Next $500M        0.325%
                                      Next $2B            0.30%          Next $2B         0.30%
                                      Next $2B           0.275%          Next $2B        0.275%
                                      Over $5B            0.25%          Over $5B         0.25%
 Municipal Bond Fund               First $500M            0.40%       First $500M         0.35%
                                    Next $500M            0.35%        Next $500M        0.325%
                                      Next $2B            0.30%          Next $2B         0.30%
                                      Next $2B           0.275%          Next $2B        0.275%
                                      Over $5B            0.25%          Over $5B         0.25%
 Short-Term Municipal Bond         First $500M            0.40%       First $500M         0.35%
 Fund
                                    Next $500M            0.35%        Next $500M        0.325%
                                      Next $2B            0.30%          Next $2B         0.30%
                                      Next $2B           0.275%          Next $2B        0.275%
                                      Over $5B            0.25%          Over $5B         0.25%
 Ultra Short-Term Municipal        First $500M            0.40%       First $500M         0.35%
 Income Fund
                                    Next $500M            0.35%        Next $500M        0.325%
                                      Next $2B            0.30%          Next $2B         0.30%
                                      Next $2B           0.275%          Next $2B        0.275%
                                      Over $5B            0.25%          Over $5B         0.25%
 Wisconsin Tax-Free Fund           First $500M            0.40%       First $500M         0.35%
                                    Next $500M            0.35%        Next $500M        0.325%
                                      Next $2B            0.30%          Next $2B         0.30%
                                      Next $2B           0.275%          Next $2B        0.275%
                                      Over $5B            0.25%          Over $5B         0.25%

     Advisory Fees Paid. For the fiscal years shown in the table below, the
     ------------------
Funds listed below paid Funds Management the following advisory fees, and Funds Management waived the indicated amounts:



                              YEAR ENDED 06/30/08                        YEAR ENDED 06/30/07                YEAR ENDED 06/30/06
                        FEES          FEES        FEES PAID        FEES          FEES        FEES PAID                    FEES
FUND                  INCURRED       WAIVED     AFTER WAIVER     INCURRED       WAIVED     AFTER WAIVER   FEES PAID      WAIVED
California          $  288,726    $  193,410      $ 95,316     $  278,442    $  181,065      $ 97,377     $113,055    $  204,822
Limited-Term
Tax-Free
California          $1,930,092    $1,114,803      $815,289     $1,939,329    $1,151,333      $787,996     $810,610    $1,186,293
Tax-Free
Colorado            $  370,377    $  233,848      $136,529     $  353,445    $  223,996      $129,449     $129,104    $  231,787
Tax-Free
Intermediate        $1,642,342    $1,642,342      $      0     $  732,960    $  732,960      $      0     $      0    $  328,339
Tax/AMT-Free
Minnesota           $  637,430    $  438,393      $199,037     $  663,435    $  460,381      $203,054     $209,495    $  469,758
Tax-Free
Municipal Bond      $1,566,420    $1,224,882      $341,538     $1,513,982    $1,330,398      $183,584     $186,334    $1,336,483
Short-Term          $2,665,133    $2,665,133      $      0     $2,516,225    $2,516,225      $      0     $      0    $2,596,559
Municipal Bond
Ultra Short-Term    $2,013,646    $2,013,646      $      0     $1,893,064    $1,893,064      $      0     $      0    $2,511,518
Municipal
Income
Wisconsin           $  316,986    $  316,986      $      0     $  268,355    $  268,355      $      0     $      0    $  234,134
Tax-Free


     General. Each Fund's Advisory Agreement will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser
----------------------

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or the "Sub-Adviser"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Funds Management, to serve as investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.


     For providing investment sub-advisory services to the Funds, the Sub-Adviser is entitled to receive monthly fees at the annual rates indicated below of each Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

FUND                                                  FEE
 California Limited-Term Tax-Free        First $100M         0.15%
                                          Next $200M         0.10%
                                          Over $300M         0.05%
 California Tax-Free                     First $100M         0.20%
                                          Next $200M        0.175%
                                          Next $200M         0.15%
                                          Over $500M         0.10%

FUND                                                   FEE
 Colorado Tax-Free                        First $100M         0.20%
                                           Next $200M        0.175%
                                           Next $200M         0.15%
                                           Over $500M         0.10%
 Intermediate Tax/AMT-Free                First $100M         0.20%
                                           Next $200M        0.175%
                                           Next $200M         0.15%
                                           Over $500M         0.10%
 Minnesota Tax-Free                       First $100M         0.20%
                                           Next $200M        0.175%
                                           Next $200M         0.15%
                                           Over $500M         0.10%
 Municipal Bond                           First $100M         0.20%
                                           Next $200M        0.175%
                                           Next $200M         0.15%
                                           Over $500M         0.10%
 Short-Term Municipal Bond                First $100M         0.15%
                                           Next $200M         0.10%
                                           Over $300M         0.05%
 Ultra Short-Term Municipal Income        First $100M         0.15%
                                           Next $200M         0.10%
                                           Over $300M         0.05%
 Wisconsin Tax-Free                       First $100M         0.20%
                                           Next $200M        0.175%
                                           Next $200M         0.15%
                                           Over $500M         0.10%



Portfolio Managers
------------------

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of June 30, 2008, the most recent fiscal year end for the Funds managed by the portfolio managers listed below (each a "Portfolio Manager" and together, the "Portfolio Managers"). The Portfolio Managers manage the investment activities of the Funds on a day-to-day basis as follows.




FUND                                     SUB-ADVISER                 PORTFOLIO MANAGERS
---------------------------------------- --------------------------  ---------------------------
California Limited-Term Tax-Free Fund    Wells Capital Management    Stephen J. Galiani
                                                                     Julio C. Bonilla, CFA
California Tax-Free Fund                 Wells Capital Management    Stephen J. Galiani
Colorado Tax-Free Fund                   Wells Capital Management    Stephen J. Galiani
                                                                     Adrian Van Poppel
Intermediate Tax/AMT-Free Fund           Wells Capital Management    Lyle J. Fitterer, CFA, CPA
Municipal Bond Fund                                                  Robert J. Miller
Minnesota Tax-Free Fund                  Wells Capital Management    Adrian Van Poppel
                                                                     Wendy Casetta
Short-Term Municipal Bond Fund           Wells Capital Management    Wendy Casetta
                                                                     Lyle J. Fitterer, CFA, CPA
Ultra Short-Term Municipal Income Fund   Wells Capital Management    Julio C. Bonilla, CFA
                                                                     Wendy Casetta
                                                                     Lyle J. Fitterer, CFA, CPA
Wisconsin Tax-Free Fund                  Wells Capital Management    Lyle J. Fitterer, CFA, CPA
                                                                     Thomas Stoeckmann

     MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."



                                   REGISTERED      OTHER POOLED INVESTMENT
                              INVESTMENT COMPANIES        VEHICLES            OTHER ACCOUNTS
                                NUMBER     TOTAL     NUMBER       TOTAL      NUMBER      TOTAL
                                  OF       ASSETS      OF        ASSETS        OF       ASSETS
PORTFOLIO MANAGER*             ACCOUNTS   MANAGED   ACCOUNTS     MANAGED    ACCOUNTS    MANAGED
WELLS CAPITAL MANAGEMENT
 Julio C. Bonilla, CFA            0      $0            1        $    50M      29       $  1.4B
 Wendy Casetta                    0      $0            0        $      0       7       $  750M
 Lyle J. Fitterer, CFA, CPA       0      $0            1        $   130M      28       $  1.6B
 Stephen J. Galiani               0      $0            4        $   638M      16       $  339M
 Robert J. Miller                 0      $0            1        $ 129.3M      14       $ 29.5M
 Thomas Stoeckmann                0      $0            0        $      0       0       $     0
 Adrian Van Poppel                0      $0            2        $   135M      87       $  121M


------
* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.


     None of the above accounts that are managed by the Portfolio Managers pay an advisory fee based on the performance of such accounts.


     MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent
     ------------------------------
conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.


     To minimize the effects of these inherent conflicts of interest, the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Sub-Adviser minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.


     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.


     COMPENSATION. The Portfolio Managers were compensated by their employing
     ------------
sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

     WELLS CAPITAL MANAGEMENT COMPENSATION. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Performance" sections of the Prospectuses.

     BENEFICIAL OWNERSHIP IN THE FUNDS. The following table shows for each
     ---------------------------------
Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

     $0;
     $1 - $10,000;
     $10,001 - $50,000;
     $50,001 - $100,000;
     $100,001 - $500,000;
     $500,001 - $1,000,000; and
     over $1,000,000.



PORTFOLIO MANAGER                  FUND                                    BENEFICIAL OWNERSHIP
 WELLS CAPITAL MANAGEMENT
 Julio Bonilla, CFA                California Limited-Term Tax-Free        $               0
                                   Ultra Short-Term Municipal              $               0
                                   Income
 Wendy Casetta                     Minnesota Tax-Free Fund                 $               0
                                   Short-Term Municipal Bond               $               0
                                   Ultra Short-Term Municipal              $        1-10,000
                                   Income
 Lyle J. Fitterer, CFA, CPA        Intermediate Tax/AMT-Free               $100,001-$500,000
                                   Municipal Bond                          $100,001-$500,000
                                   Short-Term Municipal Bond               $100,001-$500,000
                                   Ultra Short-Term Municipal              $ 50,001-$100,000
                                   Income
                                   Wisconsin Tax-Free                      $               0
 Stephen J. Galiani                California Limited-Term Tax-Free        $  10,001-$50,000
                                   California Tax-Free                     $  10,001-$50,000
                                   Colorado Tax-Free                       $               0
 Robert J. Miller                  Intermediate Tax/AMT-Free               $               0
                                   Municipal Bond                          $               0
 Thomas Stoeckmann                 Wisconsin Tax-Free                      $               0
 Adrian Van Poppel                 Colorado Tax-Free                       $               0
                                   Minnesota Tax-Free                      $               0

Administrator
-------------

     The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:



                                                                     CLASS-LEVEL
                                FUND-LEVEL ADMIN. FEE/1/              ADMIN. FEE                TOTAL ADMIN. FEE
                                                     (% OF              (% OF                                    (% OF
                             AVERAGE DAILY       AVERAGE DAILY      AVERAGE DAILY        AVERAGE DAILY       AVERAGE DAILY
SHARE CLASS                   NET ASSETS          NET ASSETS)        NET ASSETS)          NET ASSETS          NET ASSETS)
 ALL FUNDS
 Class A, Class B,        First $5 billion            0.05%              0.18%        First $5 billion            0.23%
 and Class C/2/            Next $5 billion            0.04%                            Next $5 billion            0.22%
                          Over $10 billion            0.03%                           Over $10 billion            0.21%
 Administrator            First $5 billion            0.05%              0.10%        First $5 billion            0.15%
 Class                     Next $5 billion            0.04%                            Next $5 billion            0.14%
                          Over $10 billion            0.03%                           Over $10 billion            0.13%
 Institutional Class      First $5 billion            0.05%              0.08%        First $5 billion            0.13%
                           Next $5 billion            0.04%                            Next $5 billion            0.12%
                          Over $10 billion            0.03%                           Over $10 billion            0.11%
 Investor Class/3/        First $5 billion            0.05%              0.23%        First $5 billion            0.28%
                           Next $5 billion            0.04%                            Next $5 billion            0.27%
                          Over $10 billion            0.03%                           Over $10 billion            0.26%


/1/   Effective August 2, 2004. Prior to August 2, 2004, Funds Management was
       entitled to be paid a fund-level administration fee of 0.05% of average daily net assets.
/2/   Prior to June 2, 2008, the class-level fee was 0.28%.

/3/   Effectve June 2, 2008. From November 1, 2007, to June 2, 2008, the
       class-level fee was 0.40%. Prior to November 1, 2007, the class-level fee was 0.45%.

     Administration Fees Paid. For the fiscal years shown in the table below,
     ------------------------
the following Funds paid administration fees as indicated below. The table does not contain information on the Class A shares of the Short-Term Municipal Bond Fund because this class of shares did not commence operations until July 18, 2008.




                                   YEAR ENDED 6/30/08                        YEAR ENDED 6/30/07              YEAR ENDED 6/30/06
                                       FUNDS MGMT                                FUNDS MGMT                      FUNDS MGMT
                                                  ADMINISTRATIVE                             ADMINISTRATIVE
                        ADMINISTRATIVE                 FEES        ADMINISTRATIVE                 FEES         ADMINISTRATIVE
                             FEES                   PAID AFTER          FEES                   PAID AFTER           FEES
FUND                       INCURRED      WAIVER       WAIVER          INCURRED      WAIVER       WAIVER           INCURRED
California                 $ 36,506        $0        $ 36,506         $ 34,805        $0        $ 34,805          $ 39,734
Limited-Term Tax-Free
(Fund Level)
 Class A                   $106,239        $0        $106,239         $115,007        $0        $115,007          $129,548
 Class C                   $ 12,858        $0        $ 12,858         $ 16,341        $0        $ 16,341          $ 24,584

                                   YEAR ENDED 6/30/08                           YEAR ENDED 6/30/07               YEAR ENDED 6/30/06
                                       FUNDS MGMT                                   FUNDS MGMT                       FUNDS MGMT
                                                   ADMINISTRATIVE                                ADMINISTRATIVE
                       ADMINISTRATIVE                   FEES        ADMINISTRATIVE                    FEES         ADMINISTRATIVE
                            FEES                     PAID AFTER          FEES                      PAID AFTER           FEES
FUND                      INCURRED       WAIVER        WAIVER          INCURRED        WAIVER        WAIVER           INCURRED
 Administrator Class     $   29,303     $      0     $   29,303       $   22,701     $      0      $   22,701        $   24,422
California Tax-Free      $  243,860     $      0     $  243,860       $  242,416     $      0      $  242,416        $  249,669
(Fund Level)
 Class A                 $  993,463     $      0     $  993,463       $1,002,140     $      0      $1,002,140        $1,022,850
 Class B                 $   95,728     $      0     $   95,728       $  140,619     $      0      $  140,619        $  167,264
 Class C                 $   79,042     $      0     $   79,042       $   81,864     $      0      $   81,864        $   85,857
 Administrator Class     $   58,288     $      0     $   58,288       $   47,467     $      0      $   47,467        $   43,634
Colorado Tax-Free        $   46,766     $      0     $   46,766       $   44,181     $      0      $   44,181        $   45,111
(Fund Level)
 Class A                 $  132,385     $      0     $  132,385       $  131,605     $      0      $  131,605        $  130,896
 Class B                 $   12,856     $      0     $   12,856       $   20,117     $      0      $   20,117        $   24,208
 Class C                 $      124     $      0     $      124               N/A         N/A              N/A                 N/A
 Administrator Class     $   40,214     $      0     $   40,214       $   34,175     $      0      $   34,175        $   34,829
Intermediate             $  325,776     $ 50,641     $  275,135               N/A         N/A              N/A
Tax/AMT-Free (Fund
Level)
 Class A                 $   23,712     $      0     $   23,712               N/A         N/A              N/A                 N/A
 Class C                 $    2,564     $      0     $    2,564               N/A         N/A              N/A                 N/A
 Administrator Class     $    1,767     $      0     $    1,767               N/A         N/A              N/A                 N/A
 Institutional Class     $        2     $      0     $        2               N/A         N/A              N/A                 N/A
 Investor Class          $1,492,369     $      0     $1,492,369       $  916,199     $142,683      $  773,516        $  275,830
Minnesota Tax-Free       $   80,497     $      0     $   80,497       $   82,929     $      0      $   82,929        $   84,907
(Fund Level)
 Class A                 $  109,666     $      0     $  109,666       $  109,148     $      0      $  109,148        $  103,304
 Class B                 $   14,284     $      0     $   14,284       $   21,787     $      0      $   21,787        $   28,322
 Class C                 $    4,097     $      0     $    4,097       $    2,458     $      0      $    2,458        $    1,310
 Administrator Class     $   14,876     $      0     $   14,876       $  114,427     $      0      $  114,427        $  117,955
Municipal Bond (Fund     $  197,780     $      0     $  197,780       $  189,248     $      0      $  189,248        $  190,352
Level)
 Class A                 $  332,929     $      0     $  332,929       $  370,028     $      0      $  370,028        $  386,557
 Class B                 $   19,888     $      0     $   19,888       $   29,485     $      0      $   29,485        $   51,403
 Class C                 $    5,553     $      0     $    5,553       $    5,813     $      0      $    5,813        $    5,629
 Administrator Class     $   17,898     $      0     $   17,898       $   16,674     $      0      $   16,674        $   17,029
 Institutional Class     $        2     $      0     $        2               N/A         N/A              N/A                 N/A
 Investor Class          $  991,905     $      0     $  991,905       $  976,781     $      0      $  976,781        $  923,626
Short-Term Municipal     $  348,769     $348,769     $        0       $  323,845     $323,845      $        0                  N/A
Bond (Fund Level)
 Class A                 $        0     $      0     $        0               N/A         N/A              N/A                 N/A
 Class C                 $    9,404     $    101     $    9,303       $    8,073     $  1,570      $    6,503        $   11,626
 Institutional Class     $        2     $      0     $        2               N/A         N/A              N/A                 N/A
 Investor Class          $2,669,630     $ 28,685     $2,640,945       $2,576,717     $288,058      $2,228,659        $2,368,912
Ultra Short-Term         $  258,864     $ 37,961     $  220,903       $  236,969     $236,969      $        0        $   77,886
Municipal Income
(Fund Level)
 Class A/1/              $   62,969     $      0     $   62,969       $   33,157     $  1,302      $   31,855        $   44,879
 Class C                 $      324     $      0     $      324               N/A         N/A              N/A                 N/A
 Institutional Class     $   64,413     $      0     $   64,413       $   67,668     $  9,302      $   58,366        $2,182,072

                                  YEAR ENDED 6/30/08                          YEAR ENDED 6/30/07               YEAR ENDED 6/30/06
                                      FUNDS MGMT                                  FUNDS MGMT                       FUNDS MGMT
                                                  ADMINISTRATIVE                               ADMINISTRATIVE
                      ADMINISTRATIVE                   FEES        ADMINISTRATIVE                   FEES         ADMINISTRATIVE
                           FEES                     PAID AFTER          FEES                     PAID AFTER           FEES
FUND                     INCURRED       WAIVER        WAIVER          INCURRED       WAIVER        WAIVER           INCURRED
 Investor Class         $1,608,310     $     0      $1,608,310       $1,698,809     $41,515      $1,657,288        $2,182,072
Wisconsin Tax-Free      $   40,077     $40,077      $        0       $   33,544     $33,544      $        0                  N/A
(Fund Level)
 Class A                $       57     $     3      $       54               N/A        N/A              N/A                 N/A
 Class C                $   10,756     $   504      $   10,252       $    9,780     $ 3,223      $    6,557        $    2,551
 Investor Class         $  304,698     $14,272      $  290,425       $  286,181     $58,691      $  227,490        $  146,340



/1/   Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A.

Distributor
-----------


     Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Managemend located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.


     The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses. Class B shares are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges). The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.


     The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the fiscal year ended June 30, 2008, the Funds paid the Distributor the following fees for distribution-related services.


                               DISTRIBUTION FEES



                                                             PRINTING,   COMPENSATION   COMPENSATION
                                                             MAILING &        TO             TO
FUND/CLASS                           TOTAL    ADVERTISING   PROSPECTUS   UNDERWRITERS   BROKER/DLRS     OTHER*
 CALIFORNIA LIMITED-TERM TAX-FREE
  Class C                          $ 35,420        $0           $0         $ 32,600       $ 2,820     $      0
 CALIFORNIA TAX-FREE
  Class B                          $262,068        $0           $0         $      0       $     0     $262,068
  Class C                          $217,998        $0           $0         $199,560       $18,438     $      0
 COLORADO TAX-FREE

                                                                   PRINTING,   COMPENSATION   COMPENSATION
                                                                   MAILING &        TO             TO
FUND/CLASS                                 TOTAL    ADVERTISING   PROSPECTUS   UNDERWRITERS    BROKER/DLRS    OTHER*
  Class B                                $35,084         $0           $0          $     0        $     0     $35,084
  Class C                                $   407         $0           $0          $   407        $     0     $     0
 INTERMEDIATE TAX/AMT-FREE FUND
  Class C                                $ 7,421         $0           $0          $ 6,865        $   556     $     0
 MINNESOTA TAX-FREE FUND
  Class B                                $39,151         $0           $0          $     0        $     0     $39,151
  Class C                                $11,393         $0           $0          $10,451        $   942     $     0
 MUNICIPAL BOND FUND
  Class B                                $54,571         $0           $0          $     0        $     0     $54,571
  Class C                                $15,369         $0           $0          $ 2,220        $13,149     $     0
 SHORT-TERM MUNICIPAL BOND FUND
  Class C                                $27,606         $0           $0          $24,945        $ 2,661     $     0
 ULTRA SHORT-TERM MUNICIPAL INCOME FUND
  Class C                                $ 1,143         $0           $0          $ 1,143        $     0     $     0
 WISCONSIN TAX-FREE FUND
  Class C                                $29,884         $0           $0          $22,536        $ 7,348     $     0


------
* The Distributor has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to broker/
     dealers is made by the unaffiliated third party lender from the amounts assigned.

     General. The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.


     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.


Shareholder Servicing Agent
---------------------------

     The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.


     General. The Shareholder Servicing Plan will continue in effect from year
     -------
to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian
---------


     Wells Fargo Bank, N.A. (the "Custodian") located at Wells Fargo Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.


Fund Accountant
---------------


     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), (formerly PFPC), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant and in such capacity maintains the financial books and records for the Funds. For these services, PNC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:



AVERAGE FUND COMPLEX DAILY NET ASSETS                 ANNUAL ASSET-BASED
(EXCLUDING THE MASTER TRUST PORTFOLIO ASSETS)                FEES
       First $85B                                           0.0051%
       Over $85B                                            0.0025%


     In addition, PNC is entitled to receive an annual base fee of $20,000 per Fund. PNC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PNC is entitled to receive certain out-of-pocket costs. Each Fund's share of the annual asset-based Fund Complex fee is based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex, excluding the Master Trust portfolios.


Transfer and Distribution Disbursing Agent
------------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis.

     For the fiscal periods listed below, the aggregate dollar amount of underwriting commissions paid to and retained by the Distributor on behalf of all Funds was as follows:



                    YEAR ENDED                                 YEAR ENDED                    YEAR ENDED
                     6/30/08                                    6/30/07                        6/30/06
                                  AMOUNT RECEIVED
                                   IN CONNECTION
                                  WITH REDEMPTIONS
     PAID          RETAINED       AND REPURCHASES          PAID         RETAINED          PAID         RETAINED
 $  169,222        $114,732            $7,137           $184,961         $5,344        $215,778        $7,947



     Code of Ethics
     --------------


     The Fund Complex, the Adviser, the Distributor and the Sub-Adviser each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the WELLS FARGO ADVANTAGE FUNDS family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Adviser are on public file with, and are available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

     The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business, with the exception of Columbus Day and Veterans Day. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

     Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.


     The dealer reallowance for Class A share purchases for all Funds except the California Limited-Term Tax-Free Fund, Intermediate Tax/AMT-Free Fund, Short-Term Municipal Bond Fund, and the Ultra Short-Term Municipal Income Fund is as follows:



                               FRONT-END SALES        FRONT-END SALES            DEALER
                                 CHARGE AS %            CHARGE AS %           REALLOWANCE
                                  OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE              OFFERING PRICE            INVESTED           OFFERING PRICE
Less than $50,000                    4.50%                  4.71%                 4.00%
$50,000 to $99,999                   4.00%                  4.17%                 3.50%
$100,000 to $249,999                 3.50%                  3.63%                 3.00%
$250,000 to $499,999                 2.50%                  2.56%                 2.25%
$500,000 to $999,999                 2.00%                  2.04%                 1.75%
$1,000,000 and over/1/               0.00%                  0.00%                 1.00%

------

/1/   We will assess Class A share purchases of $1,000,000 or more a 1.00%
       contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     The dealer reallowance for Class A share purchases of the California Limited-Term Tax-Free Fund, Intermediate Tax/AMT-Free Fund, and the Short-Term Municipal Bond Fund is as follows:



                               FRONT-END SALES        FRONT-END SALES            DEALER
                                 CHARGE AS %            CHARGE AS %           REALLOWANCE
                                  OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE              OFFERING PRICE            INVESTED           OFFERING PRICE
Less than $50,000                    3.00%                  3.09%                 2.50%
$50,000 to $99,999                   2.50%                  2.56%                 2.00%
$100,000 to $249,999                 2.00%                  2.04%                 1.75%
$250,000 to $499,999                 1.50%                  1.52%                 1.25%
$500,000 to $999,999                 1.00%                  1.01%                 0.75%
$1,000,000 and over/1/               0.00%                  0.00%                 0.50%

------

/1/   We will assess Class A share purchases of $1,000,000 or more a 0.50%
       contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


     The dealer reallowance for Class A share purchases of the Ultra Short-Term Municipal Income Fund is as follows:


                               FRONT-END SALES        FRONT-END SALES            DEALER
                                 CHARGE AS %            CHARGE AS %           REALLOWANCE
                                  OF PUBLIC            OF NET AMOUNT         AS % OF PUBLIC
AMOUNT OF PURCHASE              OFFERING PRICE            INVESTED           OFFERING PRICE
Less than $50,000                    2.00%                  2.04%                 1.75%
$50,000 to $99,999                   1.50%                  1.52%                 1.25%
$100,000 to $249,999                 1.00%                  1.01%                 0.85%
$250,000 to $499,999                 0.75%                  0.76%                 0.70%
$500,000 to $999,999                 0.50%                  0.50%                 0.50%
$1,000,000 and over/1/               0.00%                  0.00%                 0.50%

------

/1/   We will assess Class A share purchases of $1,000,000 or more a 0.50%
       contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.


     Purchases and Redemptions for Existing WELLS FARGO ADVANTAGE FUNDS Account
     --------------------------------------------------------------------------
Holders Via the Internet. All shareholders with an existing WELLS FARGO
------------------------
ADVANTAGE FUNDS account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their WELLS FARGO ADVANTAGE FUNDS account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.


     Extraordinary Circumstances Affecting Redemptions. Under the extraordinary
     --------------------------------------------------
circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.


     Waiver of Minimum Initial Investment Amount for Investor Class Shares for
     -------------------------------------------------------------------------
Eligible Investors. An eligible investor (as defined below) may purchase
------------------
Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and

  o Family members, as defined in the prospectus, of any of the above.

     Waiver of Minimum Initial Investment Amount for Institutional Class Shares
     --------------------------------------------------------------------------
for Eligible Investors. An eligible investor (as defined below) may purchase
----------------------
Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  o Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;

  o Clients of Wells Capital Management Incorporated (WCM) who are clients of WCM at the time of their intended purchase of Institutional Class shares; and

  o Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

     Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

  o Related business entities, including:

     o Corporations and their subsidiaries;

     o General and limited partners; and

     o Other business entities under common ownership or control.

  o Shareholder accounts that share a common tax identification number.

  o Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

     All of the minimum initial investment waivers listed above may be modified or discontinued at any time.


     Waiver of Minimum Initial and Additional Investment Amounts Applicable to
     -------------------------------------------------------------------------
Administrator Class Shares of the Minnesota Tax-Free Fund for Former Holders of
-------------------------------------------------------------------------------
Class Z Shares.
---------------

     Former Class Z shareholders of the Minnesota Tax-Free Fund who received Administrator Class shares of the Minnesota Tax-Free Fund upon the conversion of Class Z shares into Administrator Class shares at the close of business on July 18, 2008 (the "Conversion Time") are eligible to purchase Administrator Class shares of the Minnesota Tax-Free Fund without meeting the minimum initial and additional investment amounts applicable to purchases of Administrator Class shares. Such shareholders wishing to purchase Administrator Class shares of the Minnesota Tax-Free Fund in an amount less than the applicable minimum investment must request the selling agent or shareholder servicing agent for the waiver, identifying themselves at the time of purchase as former Class Z shareholders of the Minnesota Tax-Free Fund at the Conversion Time eligible for the waiver, and provide appropriate proof of eligibility.


     Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders
     -----------------------------------------------------------
who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors' Inner Circle Fund and the Trust effective July 26, 2004 will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

     Reduced Sales Charges for Former Montgomery Fund Shareholders. Former
     -------------------------------------------------------------
Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

     Reduced Sales Charges for Affiliated Funds. Any affiliated fund that
     ------------------------------------------
invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

     Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is
     -----------------------------------------------------------
imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

     Investors Eligible to Acquire Class B Shares. Class B shares are closed to
     --------------------------------------------
new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by current exchange privilege rules). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange.


     Waiver of CDSC for Former National Limited-Term Tax-Free Fund Class B
     ---------------------------------------------------------------------
Shareholders. Former Class B shareholders of the National Limited-Term Tax-Free
------------
Fund who received Class A shares of the Short-Term Municipal Bond Fund in exchange for their Class B shares as part of the reorganization of the National Limited-Term Tax-Free Fund into the Short-Term Municipal Bond Fund at the close of business on July 18, 2008 were thereupon no longer subject to their then existing Class B CDSC schedules.

     Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares
     --------------------------------------------------------------------------
Classes for Special Operational Accounts. Shares of any and all share classes
----------------------------------------
of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

     Compensation to Dealers and Shareholder Servicing Agents. Set forth below
     ---------------------------------------------------------
is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2007 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2007, are not reflected:


     FINRA MEMBER FIRMS
     ------------------

  o 401(k) Investment Services, Inc.

  o ADP Broker-Dealer, Inc.

  o A.G. Edwards & Sons, Inc.

  o American Skandia Marketing, Inc.

  o Ameriprise Financial Services, Inc.

  o Bear, Stearns Securities Corp.

  o Charles Schwab & Co., Inc.

  o Citigroup Global Markets, Inc.

  o CitiStreet Advisors LLC

  o Fidelity Investments Institutional Services Company, Inc.

  o Financial Network Investment Corp.

  o GWFS Equities, Inc.

  o GunnAllen Financial, Inc.

  o Hewitt Financial Services, LLC

  o ING Financial Partners, Inc.

  o Linsco/Private Ledger Corporation

  o Mellon Financial Markets, LLC

  o Merrill Lynch, Pierce, Fenner & Smith Incorporated

  o Morgan Stanley DW, Inc.

  o MSCS Financial Services, LLC

  o Multi-Financial Securities Corporation

  o Nationwide Investment Services Corp.

  o Pershing LLC

  o Prudential Investment Management Services, Inc.

  o Prudential Retirement Brokerage Services, Inc.

  o Ross, Sinclaire & Associates, LLC

  o Security Distributors, Inc.

  o Raymond James & Associates, Inc.

  o RBC Dain Rauscher, Inc.

  o UBS Financial Services Inc.

  o Valic Financial Advisors, Inc.

  o Wachovia Securities, LLC

  o Wells Fargo Investments, LLC

     In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.


     Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.


                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.


     In placing orders for portfolio securities of a Fund, the Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of the Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

     The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.


     The table below shows the Funds' portfolio turnover rates for the two most recent fiscal years:



                                                YEAR ENDED          YEAR ENDED
                                                 JUNE 30,            JUNE 30,
FUND                                               2008                2007
California Limited-Term Tax Free Fund                69%                80%
California Tax-Free Fund                             43%                49%
Colorado Tax-Free Fund                               15%                21%
Intermediate Tax/AMT-Free Fund                       98%                78%
Minnesota Tax-Free Fund                              39%/1/             19%
Municipal Bond Fund                                 144%               107%
Short-Term Municipal Bond Fund                       94%               126%
Ultra Short-Term Municipal Income Fund              191%/2/            123%
Wisconsin Tax-Free Fund                             102%/2/             51%/3/



/1/   The increase in the portfolio turnover rate was primarily due to the sale of some shorter positions and purchase of longer maturing bonds to extend the portfolio's duration closer to that of the Fund's applicable benchmark index. In addition, some new issues were "flipped" for a quick return. The Fund was also relatively active in certain auction rate securities and variable rated demand notes that have weekly liquidity.
/2/   The increases in the portfolio turnover rates for the Ultra Short-Term
       Municipal Income and Wisconsin Tax-Free Funds were attributable to increased numbers of favorable opportunitites within the short term marketplace (VRDNs and ARS) and a greater amount of volatility in the municipal market which allowed the Funds to capture tax losses, but also at the same time, increased duration.
/3/   The Wisconsin Tax-Free Fund experienced a decrease in turnover rate for the fiscal year ended June 30, 2007, due to a reduction in the issuance of Wisconsin double tax-exempt paper.


     Brokerage Commissions. For the three most recent fiscal years, the Funds
     ---------------------
listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                      TOTAL BROKERAGE COMMISSIONS PAID/1/



                                          YEAR ENDED        YEAR ENDED        YEAR ENDED
FUND                                        6/30/08           6/30/07          6/30/06
 California Limited-Term Tax-Free         $  358/2/         $   765/3/         $     0
 California Tax-Free                      $6,143/2/         $22,789/4/         $13,801
 Colorado Tax-Free                        $  151/2/         $    3,339         $ 3,652
 Minnesota Tax-Free                       $   1,895         $ 2,226/5/         $   308


/1/   No commissions were paid to affiliated brokers.

/2/   The reduction in total brokerage commissions from the previous year was due to a decrease in the use of futures.
/3/   The increase in total brokerage commissions was due to hedging with futures during the fiscal period ended 6/30/07.
/4/   The increase in total brokerage commissions was due to the extensive hedging with futures during the fiscal period ended 6/30/07.
/5/   The increase in total brokerage commissions was due to the increase in futures trading.


     Former Strong Funds. For the fiscal years and period listed below, the
     -------------------
Funds or the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                            TOTAL BROKERAGE COMMISSIONS PAID/1/



                                           YEAR ENDED        YEAR ENDED        YEAR ENDED
FUND                                         6/30/08           6/30/07          6/30/06
 Intermediate Tax/AMT-Free                 $11,231/2/        $4,227/3/          $ 2,549
 Municipal Bond                            $18,292/2/        $  10,009          $ 7,679
 Short-Term Municipal Bond                 $25,910/2/        $  12,730          $11,813
 Ultra Short-Term Municipal Income         $15,238/2/        $2,717/4/          $ 5,446
 Wisconsin Tax-Free                        $ 2,224/2/        $1,076/4/          $ 2,206


/1/   No commissions were paid to affiliated brokers.

/2/   The increase in total brokerage commissions was due to increases in futures trading which resulted from a tremendous amount of volatility between municipal and treasury yields relative to historical norms.
/3/   The increase in total brokerage commissions for the Intermediate
       Tax/AMT-Free Fund was due to the increase in futures trading.
/4/   The reduction in total brokerage commissions from the previous year was due to decreases in the use of futures.

     Directed Brokerage Transactions. For the fiscal year ended June 30, 2008,
     -------------------------------
the Funds did not direct brokerage transactions to a broker for research-related services.

     As of June 30, 2008, none of the Funds held securities of their regular broker-dealers.


                                 FUND EXPENSES

     From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES


     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California, Colorado, Minnesota, and Wisconsin taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.


     A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a

Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

     Qualification as a Regulated Investment Company. It is intended that each
     -----------------------------------------------
Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.


     In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

     Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first year. Each Fund intends to distribute or be deemed to have distributed a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

     The Fund intends to distribute substantially all of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.



     If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the

Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

     Equalization Accounting. Each Fund may use the so-called "equalization
     -----------------------
method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.


     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net
     ---------------------------
capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses. As of June 30, 2008, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:




                                                           CAPITAL LOSS CARRY-
FUND                                        YEAR EXPIRES      FORWARDS ($)
       California Limited-Term Tax-Free Fun    2015            $   260,672
                                               2016            $    11,320
       California Tax-Free Fund                2016            $   818,994
       Municipal Bond Fund                     2010            $ 1,107,852
       Short-Term Municipal Bond Fund          2009            $ 4,862,997
                                               2010            $ 1,445,980
                                               2013            $ 3,388,674
                                               2015            $   464,118
       Ultra Short-Term Municipal Income Fu    2010            $41,943,778
       2                                       011             $ 2,733,995
       2                                       014             $25,349,055
       2                                       015             $ 2,105,019



     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.


     Excise Tax. If a Fund fails to distribute by December 31 of each calendar
     ----------
year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).


     Taxation of Fund Investments. In general, realized gains or losses on the
     ----------------------------
sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.


     In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

     If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

     Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or
(iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.


     The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

     Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.


     Although the Funds are not prohibited from investing in REITs, investing directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs"), investing in equity interests in taxable mortgage pools ("TMPs"), or investing in passive foreign investment companies, currently the Funds do not anticipate making any such investments. However, if a Fund makes any of these investments, special tax rules may apply and adverse tax consequences may result.

     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.


     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. Except for exempt-interest dividends (defined
     -------------------------
below) paid by the Funds, distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.



     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a
     ----------------------------------
cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.


     If a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives or is deemed to receive a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

     In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. Additionally, where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this SAI.

     Foreign Taxes. Amounts realized by a Fund from sources within foreign
     -------------
countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.


     Federal Income Tax Rates. As of the date of this SAI, the maximum stated
     ------------------------
federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

     Distributions from the Funds generally will not constitute "qualified dividend income" eligible for reductions in individual federal income tax rates applicable to certain dividend income.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     Backup Withholding. A Fund is generally required to withhold and remit to
     ------------------
the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

     Foreign Shareholders. For purposes of this discussion, "foreign
     --------------------
shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust),
(iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom a Fund obtains a properly completed and signed certificate of foreign status.

     Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. This federal income tax withholding generally will not apply to exempt-interest dividends (defined below) from a Fund. Moreover, for taxable years of a Fund beginning before January 1, 2010, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.


     In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

     In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

     Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related dividends or short-term capital gain dividends.

     Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.


     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

     As mentioned earlier, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.


     Tax-Deferred Plans. Shares of the Funds may be available for a variety of
     -------------------
tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of certain distributions from the Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     Tax-Exempt Shareholders. Shares of the Funds may not be suitable for
     ------------------------
tax-exempt shareholders since such shareholders generally would not benefit from the exempt status of distributions from the Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds. Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

     Tax Shelter Reporting Regulations. Under Treasury Regulations, if an
     ----------------------------------
individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

     Additional Considerations for the Funds. If at least 50% of the value of a
     ---------------------------------------
Fund's total assets at the close of each quarter of its taxable year consists of debt obligations that generate interest exempt from federal income tax under
Section 103 of the Code, then the Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.



     No later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under
Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

     Although exempt-interest dividends are generally exempt from federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes.

     In addition, an investment in a Fund may result in liability for federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Fund. In addition, exempt-interest dividends paid by a Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to the federal AMT at a maximum rate of 28% and corporations are subject to the federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the federal AMT should consult their own tax advisers.

     The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from federal income tax in fact meet the requirements for such exemption. Ordinarily, the Funds rely on an opinion from the issuer's counsel that interest on the issuer's debt obligation will be exempt from federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Fund's ability to pay exempt-interest dividends. Similar challenges may occur with respect to state-specific exemptions.


     A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

     Distributions of a Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.


     Additional Considerations for the California Limited-Term Tax-Free Fund
     ----------------------------------
and California Tax-Free Fund ("California Funds"). If, at the close of each
                           ----------------------
quarter of its taxable year, at least 50% of the value of the total assets of a RIC consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California ("California Exempt Securities"), then the RIC will be qualified to make distributions that are exempt from California individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.


     Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made by the Fund that is exempt from California individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California individual income tax law.

     In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisers to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" may be applicable for California income tax purposes. Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for that taxable year.

     The foregoing is only a summary of some of the important California individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California individual income tax purposes only. Any distributions paid to shareholders subject to California franchise tax or California corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California franchise tax or

California corporate income tax, should consult their own tax advisers with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California tax situation, in general.

     Additional Considerations for the Colorado Tax-Free Fund. Individuals,
     --------------------------------------------------------
trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on distributions paid by the Colorado Tax-Free Fund, to the extent that such distributions qualify as exempt-interest dividends under
Section 852(b)(5) of the Code and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal taxable income. All other distributions, including distributions attributable to capital gain, generally will be subject to the Colorado individual and corporate income taxes.

     Shareholders of the Colorado Tax-Free Fund should consult their own tax advisers about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

     Additional Considerations for the Minnesota Tax-Free Fund ("Minnesota
     ---------------------------------------------------------------------
Fund"). Shareholders of the Minnesota Fund, who are individuals, estates, or
------
trusts and who are subject to the regular Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. The Minnesota Fund intends to meet this 95% threshold, but no assurance can be provided that it will. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gain, generally are not exempt from the regular Minnesota individual income tax.

     Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

     Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

     Additional Considerations for the Wisconsin Tax-Free Fund. Shareholders of
     ---------------------------------------------------------
the Wisconsin Tax-Free Fund who are subject to Wisconsin income tax generally will not be subject to such tax on distributions from the Wisconsin Tax-Free Fund to the extent the distributions are of Wisconsin exempt interest income. Wisconsin exempt interest income generally includes interest from:

     1. public housing authority bonds issued by municipalities located in Wisconsin;

     2.   Wisconsin Housing Finance Authority bonds;

     3.   Wisconsin municipal redevelopment authority bonds;

     4.   Wisconsin higher education bonds;

     5. Wisconsin Housing and Economic Development Authority bonds issued on or after December 11, 2003, if the bonds are issued to fund multifamily affordable housing projects or elderly housing projects;

     6. Wisconsin Housing and Economic Development Authority bonds issued before January 29, 1987, except business development revenue bonds, economic development revenue bonds, and Community Housing Alternatives Program housing revenue bonds;

     7. certain Wisconsin Housing and Economic Development Authority bonds used to fund an economic development loan to finance construction, renovation, or development of property that would be exempt from property taxes as a professional sports or entertainment home stadium;

     8. public housing agency bonds issued before January 29, 1987, by agencies located outside Wisconsin where the interest therefrom qualifies for exemption from federal taxation for a reason other than or in addition to section 103 of the Internal Revenue Code;

     9.   local exposition district bonds;

     10.   local professional baseball park district bonds;

     11. bonds issued by the Government of Puerto Rico, Guam, the Virgin Islands or, for bonds issued after October 16, 2004, the Government of American Samoa;

     12.   local cultural arts district bonds;

     13.   local professional football stadium district bonds;

     14. certain District of Columbia general obligation bonds issued prior to January 29, 1987 where the interest from the bonds qualifies for exemption from federal income for a reason other than or in addition to section 103 of the Internal Revenue Code;

     15. certain Virgin Islands Housing Authority bonds issued prior to January 29, 1987 where the interest from the bonds qualifies for exemption from federal income for a reason other than or in addition to section 103 of the Internal Revenue Code;

     16.   certain United States obligations;

     17. other obligations the interest on which federal law prohibits the states from taxing;


     18. certain stripped general obligation bond certificates attributable to certain District of Columbia general obligation bonds issued prior to January 29, 1987, where the interest from the bonds qualifies for exemption from federal income taxation under Section 1286 of the Internal Revenue Code and D.C. Code Ann. 47-332; and


     19. certain Wisconsin Housing and Economic Development Authority bonds issued to fund a loan under former section 234.935 of the Wisconsin statutes.

     Other distributions from the Wisconsin Tax-Free Fund generally will be subject to Wisconsin income tax.

     This section is not intended to be a complete discussion of the state and local tax consequences of investing in the Wisconsin Tax-Free Fund. Shareholders of the Wisconsin Tax-Free Fund should consult their own tax advisers about the state and local tax consequences of their investment in the Wisconsin Tax-Free Fund.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to Institutional Shareholder Services' then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other WELLS FARGO ADVANTAGE FUNDS.


     The Procedures set forth Funds Management's general position on various proposals, such as:

  o Routine Items - Funds Management will generally vote for uncontested
    -------------
    director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

  o Corporate Governance - Funds Management will generally vote for charter
    --------------------
    and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.

  o Anti-Takeover Matters - Funds Management generally will vote for proposals
    ---------------------
    that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

  o Mergers/Acquisitions and Corporate Restructurings - Funds Management's
    -------------------------------------------------
    Proxy Committee will examine these items on a case-by-case basis.

  o Shareholder Rights - Funds Management will generally vote against
    ------------------
    proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.


     While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (E.G., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

     As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (I.E., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

       POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the
   ---------------------------------
"Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure
    ----------------------
that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bonds and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and
     --------------------------------------
top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

     A. Complete Holdings. The complete portfolio holdings for each Fund
        -----------------
(except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

     B. Top Ten Holdings. Top ten holdings information (excluding derivative
        ----------------
positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven-day or more delayed basis.

     C. Fund of Funds Structure.
        -----------------------
    1. The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.
    2. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited
    ----------------------------
circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. Sub-Advisers. Sub-advisers shall have full daily access to Fund
        ------------
holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. Money Market Portfolio Management Team. The money market portfolio
        --------------------------------------
management team at Wells Capital Management Incorporated ("Wells Capital Management") shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C. Funds Management/Wells Fargo Funds Distributor, LLC.
        ----------------------------------------------------
     1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/

    or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.

    2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
    3. Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. External Servicing Agents. Appropriate personnel employed by entities
        --------------------------
that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C.to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. Rating Agencies. Nationally Recognized Statistical Ratings
        ----------------
Organizations ("NRSRO's") may receive full Fund holdings for rating purposes.

V. Additions to List of Approved Recipients. Any additions to the list of
   -----------------------------------------
approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views,
    ------------------------------
opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.


VII. Board Approval. The Board shall review and reapprove these Procedures,
     ---------------
including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.


                                 CAPITAL STOCK


     The Funds are nine series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.


     Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.


     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.


     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.


     Set forth below as of October 2, 2008, is the name, address and share ownership of each person with record ownership of 5% or more of a class of a Fund and each person known by the Trust to have beneficial ownership of 25% or more of the voting securities of the Fund as a whole. Except as identified below, no person with record ownership of 5% or more of a class of a Fund is known by the Trust to have beneficial ownership of such shares.

                       5% OWNERSHIP AS OF OCTOBER 2, 2008




FUND            NAME AND ADDRESS                            PERCENTAGE
----------      -------------------------------------      -----------
CALIFORNIA LIMITED-TERM TAX-FREE
 Fund Level     WELLS FARGO BANK NA, FBO/1/                    29.60%
                WF CA LTD TRM TX FR OMNIBUS
                ATTN: MUTUAL FUND OPS
                PO BOX 1533
                MINNEAPOLIS MN 55480-1533
 Class A        WELLS FARGO BROKERAGE SERVICES, LLC             8.16%
                FBO
                NORTHSTAR BUILDING EAST - 9TH FLOOR
                608 SECOND AVENUE, SOUTH
                MINNEAPOLIS MN 55402-1916
                MLPF&S FOR THE SOLE BENEFIT                     6.74%
                OF ITS CUSTOMERS
                ATTN: MUTUAL FUND ADMINISTRATION
                4800 DEER LAKE DR E FL 3
                JACKSONVILLE FL 32246-6484

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
                            WELLS FARGO INVESTMENTS LLC                  6.62%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            WELLS FARGO INVESTMENTS LLC                  5.27%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
 Class C                    MLPF&S FOR THE SOLE BENEFIT                 11.70%
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            WELLS FARGO INVESTMENTS LLC                  7.98%
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
                            CHARLES SCHWAB & CO INC                      7.55%
                            SPECIAL CUSTODY ACCT FBO CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Administrator Class        WELLS FARGO BANK NA, FBO                    57.34%
                            WF CA LTD TRM TX FR OMNIBUS
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO INVESTMENT LLC                   6.81%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            WELLS FARGO INVESTMENT LLC                   6.18%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
CALIFORNIA TAX-FREE
 Class A                    NONE                                        NONE
 Class B                    NONE                                        NONE
 Class C                    MLPF&S FOR THE SOLE BENEFIT                  6.51%
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
 Administrator Class        WELLS FARGO BANK NA, FBO                    50.44%
                            WELLS FARGO CA TAX-FREE BD FD CL I
                            ATTN: MUTUAL FUND OPERATIONS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO INVESTMENTS LLC                 11.99%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2308
                            WELLS FARGO BANK NA, FBO                     6.35%
                            WELLS FARGO CA TAX-FREE BD FD CL I
                            ATTN: MUTUAL FUND OPERATIONS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                       PERCENTAGE
----------------------      --------------------------------      -----------
COLORADO TAX-FREE
 Fund Level                 WELLS FARGO BANK NA, FBO/1/               35.00%
                            COLORADO TAX FREE FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Class A                    CHARLES SCHWAB & CO INC                    8.78%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class B                    AMERICAN ENTERPRISE INVESTMENT            10.80%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            WELLS FARGO INVESTMENTS LLC                8.91%
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
                            WELLS FARGO INVESTMENTS LLC                6.14%
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
                            FIRST CLEARING LLC                         5.36%
                            LOVE FAMILY TRUST
                            324 S NIAGARA ST
                            DENVER CO 80224-1324
                            WELLS FARGO INVESTMENTS LLC                5.17%
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
 Class C                    RAYMOND JAMES & ASSOC INC                 39.88%
                            FBO LAURA MCCALLUM
                            PO BOX 2247
                            ELIZABETH CO 80107-2247
                            RAYMOND JAMES & ASSOC INC                 19.53%
                            FBO CAROL JANE DOBBIN
                            1307 WHITEHOUSE DR
                            COLORADO SPRINGS CO 80904-1238
                            WELLS FARGO INVESTMENTS LLC               19.28%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            FIRST CLEARING LLC                        10.36%
                            ROBERT M BULTHAUP &
                            CINDY M BULTHAUP JT TEN
                            6297 S POTOMAC WAY
                            CENTERNNIAL CO 80111-6635
 Administrator Class        WELLS FARGO BANK NA, FBO                  73.59%
                            COLORADO TAX FREE FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO INVESTMENT LLC                 7.69%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2308

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
INTERMEDIATE TAX/AMT-FREE
 Fund Level                 CHARLES SCHWAB & CO INC/2/                   51.60%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class A                    CHARLES SCHWAB & CO INC                      28.25%
                            SPECIAL CUSTODY ACCOUNT
                            FBO CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            EDWARD D JONES & CO                          14.38%
                            ATTN: MUTUAL FUND
                            SHAREHOLDER ACCOUNTING
                            201 PROGRESS PKWY
                            MARYLAND HTS MO 63043-3003
                            MLPF&S FOR THE SOLE BENEFIT                   7.05%
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
 Class C                    MLPF&S FOR THE SOLE BENEFIT                  19.85%
                            OF ITS CUSTOMERS
                            ATTN: MUTUAL FUND ADMINISTRATION
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            AMERICAN ENTERPRISE INVESTMENT               14.20%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Administrator Class        WELLS FARGO FUNDS MANAGEMENT LLC             91.78%
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
                            LAWRENCE S PETERS &                           7.94%
                            NANCY C PETERS JTWROS
                            1109 SAVILE LN
                            MC LEAN VA 22101-1832
 Institutional Class        AMERITRADE INC                               96.29%
                            PO BOX 2226
                            OMAHA NE 68103-2226
 Investor Class             CHARLES SCHWAB & CO INC                      61.45%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151

FUND                        NAME AND ADDRESS                       PERCENTAGE
----------------------      --------------------------------      -----------
MINNESOTA TAX-FREE
 Fund Level                 WELLS FARGO BANK NA, FBO/1/               34.80%
                            MINNESOTA TAX FREE I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Class A                    CHARLES SCHWAB & CO INC                   11.63%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class B                    WELLS FARGO INVESTMENTS LLC                5.98%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
                            WELLS FARGO INVESTMENTS LLC                5.14%
                            608 SECOND AVENUE SOUTH 8TH FL
                            MINNEAPOLIS MN 55402-1927
 Class C                    WELLS FARGO INVESTMENTS LLC                8.84%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2308
                            AMERICAN ENTERPRISE INVESTMENT             8.31%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            PERSHING LLC                               7.66%
                            PO BOX 2052
                            JERSEY CITY NJ 07303-2052
                            WELLS FARGO INVESTMENTS LLC                5.63%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
 Administrator Class        WELLS FARGO BANK NA, FBO                  50.51%
                            MINNESOTA TAX FREE I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA, FBO                  19.57%
                            MINNESOTA TAX FREE I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA, FBO                   8.82%
                            MINNESOTA TAX FREE I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            CHARLES SCHWAB & CO INC                    6.55%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
MUNICIPAL BOND
 Class A                    NONE                                     NONE

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
 Class B                    AMERICAN ENTERPRISE INVESTMENT                6.81%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Class C                    MERRILL LYNCH PIERCE                         12.69%
                            FENNER & SMITH FOR
                            THE SOLE BENEFIT OF ITS CUSTOMERS
                            ATTN: FUND ADMIN (97BU4)
                            4800 DEERLAKE DR EAST 2ND FL
                            JACKSONVILLE FL 32246-6484
                            AMERICAN ENTERPRISE INVESTMENT                5.86%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Administrator Class        WELLS FARGO BANK NA, FBO                     67.73%
                            TAX FREE INCOME FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA, FBO                     10.15%
                            TAX FREE INCOME FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Institutional Class        WELLS FARGO FUNDS SEEDING ACCOUNT           100.00%
                            MAC A0103-091
                            525 MARKET ST 9TH FLOOR
                            SAN FRANCISCO CA 94105-2779
 Investor Class             CHARLES SCHWAB & CO INC                      18.19%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            PFPC INC                                      7.58%
                            FBO MORNINGSTAR MP CLIENTS
                            760 MOORE RD
                            KING OF PRUSSA PA 19406-1212
SHORT-TERM MUNICIPAL BOND
 Fund Level                 CHARLES SCHWAB & CO INC/2/                   25.60%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
 Class A                    WELLS FARGO BANK NA, FBO                     62.56%
                            LIMITED TERM TAX-FREE FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533

FUND                        NAME AND ADDRESS                          PERCENTAGE
----------------------      -----------------------------------      -----------
                            WELLS FARGO FUNDS MANAGEMENT LLC              9.94%
                            EXCLUSIVE BENEFIT OF ITS CUSTOMERS
                            WELLS FARGO ADVISOR PROGRAM
                            100 HERITAGE RESERVE
                            MENOMONEE FLS WI 53051-4400
                            CHARLES SCHWAB & CO INC                       8.11%
                            SPECIAL CUSTODY ACCOUNT
                            EXCLUSIVELY FBO THE CUSTOMERS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            WELLS FARGO BANK NA, FBO                      6.42%
                            LIMITED TERM TAX-FREE FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            WELLS FARGO BANK NA, FBO                      5.47%
                            LIMITED TERM TAX-FREE FUND I
                            ATTN: MUTUAL FUND OPS
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
 Class C                    MERRILL LYNCH PIERCE FENNER &                28.60%
                            SMITH INC
                            MERRILL LYNCH FIN DATA SERVICES
                            ATTENTION SERVICE TEAM
                            4800 DEER LAKE DR E FL 3
                            JACKSONVILLE FL 32246-6484
                            AMERICAN ENTERPRISE INVESTMENT               16.13%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
 Institutional Class        WELLS FARGO FUNDS SEEDING ACCOUNT           100.00%
                            MAC A0103-091
                            525 MARKET ST 9TH FLOOR
                            SAN FRANCISCO CA 94105-2779
 Investor Class             CHARLES SCHWAB & CO INC                      28.94%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151

FUND                        NAME AND ADDRESS                           PERCENTAGE
----------------------      ------------------------------------      -----------
ULTRA SHORT-TERM MUNICIPAL INCOME
 Class A                    CHARLES SCHWAB & CO INC                       20.36%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            AMERICAN ENTERPRISE INVESTMENT                12.88%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            FIRST CLEARING LLC                             5.24%
                            WBNA COLLATERAL ACCT FBO
                            CHRISTOPHER L GUST
                            1871 N BURLING ST
                            CHICAGO IL 60614-5103
 Class C                    NONE                                         NONE
 Institutional Class        NATIONAL FINANCIAL SERVICES CORP              34.52%
                            FOR EXCLUSIVE BENEFIT OF OUR CUSTOM
                            ATTN: MUTUAL FUNDS DEPT 5TH FL
                            ONE WORLD FINANCIAL CENTER
                            200 LIBERTY ST
                            NEW YORK NY 10281-1003
                            WELLS FARGO BANK NA FBO                       20.71%
                            RENTRAK CORPORATION
                            PO BOX 1533
                            MINNEAPOLIS MN 55480-1533
                            CHARLES SCHWAB & CO INC                       16.03%
                            SPECIAL CUSTODY ACCOUNT
                            FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                            ATTN: MUTUAL FUNDS
                            101 MONTGOMERY ST
                            SAN FRANCISCO CA 94104-4151
                            PERSHING LLC                                   6.93%
                            PO BOX 2052
                            JERSEY CITY NJ 07303-2052
 Investor Class             NONE                                         NONE
WISCONSIN TAX-FREE
 Class A                    WELLS FARGO INVESTMENTS LLC                   84.77%
                            625 MARQUETTE AVE S 13TH FLOOR
                            MINNEAPOLIS MN 55402-2323
 Class C                    AMERICAN ENTERPRISE INVESTMENT                34.59%
                            SERVICES FBO
                            PO BOX 9446
                            MINNEAPOLIS MN 55440-9446
                            NFS LLC FEBO                                   5.42%
                            DANIEL R JANSSEN
                            CHARLES M JANSSEN
                            610 WINDMILL DR
                            KIMBERLY WI 54136-2136

FUND                   NAME AND ADDRESS                          PERCENTAGE
-----------------      -----------------------------------      -----------
                       PERSHING LLC                                 5.10%
                       PO BOX 2052
                       JERSEY CITY NJ 07303-2052
 Investor Class        CHARLES SCHWAB & CO INC                     19.94%
                       SPECIAL CUSTODY ACCOUNT
                       FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                       ATTN: MUTUAL FUNDS
                       101 MONTGOMERY ST
                       SAN FRANCISCO CA 94104-4151


------
/1/   Wells Fargo Bank, NA FBO, a California corporation and a subsidiary of
       Wells Fargo & Company.
/2/   Charles Schwab & Co Inc. is a Delaware corporation and a subsidiary of
       The Charles Schwab Corporation.

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a class (or Fund), or is identified as the record owner of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund). A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

                               OTHER INFORMATION


     The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC, located at 100 "F" Street NE, in Washington, D.C., 20549-0102. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

                             FINANCIAL INFORMATION


     The audited financial statements for the Funds for the fiscal year ended June 30, 2008, are hereby incorporated by reference to the Funds' Annual Reports.

                                    APPENDIX

     The ratings of Standard & Poor's ("S&P"), Moody's Investors Services ("Moody's"), Fitch Investor Services ("Fitch"), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

     The following is a description of the ratings given by S&P, Fitch, and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS
---------------

     S&P
     ---


        S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


        AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

        AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

        BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

        B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.


        CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.


        CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

        C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

        D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     MOODY'S
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

        Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

        A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

        C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     AAA(xxx) - 'AAA' national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

     AA(xxx) - 'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

     A(xxx) - 'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

     BBB(xxx) - 'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

     BB(xxx) - 'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

     B(xxx) - 'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

     CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

     SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)
     ------------------------------------------------------------

        S&P:
        ----

        A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

        MOODY'S:
        --------

        Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

        Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

        Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

        Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

     FITCH
     -----

     National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

     F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a "+" is added to the assigned rating.

     F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

     F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

     B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

     C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D(xxx) - Indicates actual or imminent payment default.

     Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, E.G. A1+, A1, A2 and A3.

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23. Exhibits.
         --------

      EXHIBIT
       NUMBER            DESCRIPTION
-------------------      ---------------------------------------------------------------------------------------
 (a)                -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective
                        Amendment No. 83, filed April 11, 2005.

 (b)                -   Not Applicable.

 (c)                -   Not Applicable.

 (d)       (1)      -   Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.

           (2)      -   Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust,
                        Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 129, filed September 26,
                        2008.

           (3)      -   Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed
                        November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment
                        No. 93, filed June 26, 2006.

           (4)      -   Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                        Schedule A, incorporated by reference to Post-Effective Amendment No. 111, filed June
                        29, 2007; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

           (5)      -   Investment Sub-Advisory Agreement with Schroder Investment Management North
                        America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May
                        1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

           (6)      -   Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002;
                        Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No.
                        87, filed November 1, 2005.

           (7)      -   Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                        Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No.
                        119, filed March 1, 2008.

           (8)      -   Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly
                        Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective
                        Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

           (9)      -   Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.


                     Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
        (10)     -   88, filed December 1, 2005.

        (11)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

        (12)     -   Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

        (13)     -   Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005;
                     Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No.
                     88, filed December 1, 2005.

        (14)     -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

        (15)     -   Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                     Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No.
                     119, filed March 1, 2008.

        (16)     -   Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and
                     Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March
                     1, 2008.

        (17)     -   Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to
                     Post-Effective Amendment No. 122, filed March 21, 2008.

        (18)         Sub-Advisory Agreement with Nelson Capital Management, incorporated by reference to
                     Post-Effective Amendment No. 131, filed October 1, 2008.

(e)              -   Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 129, filed September 26,
                     2008.

(f)              -   Not Applicable.

(g)      (1)     -   Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 129, filed September 26,
                     2008.

         (2)     -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to
                     Post-Effective Amendment No. 93, filed June 26, 2006. Exhibit A, incorporated by reference to Post-Effective Amendment No. 129, filed September 26, 2008.

         (3)     -   Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells
                     Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC
                     and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No.
                     100, filed October 2, 2006. Schedule 1, incorporated by reference to Post-Effective
                     Amendment No. 127, filed July 1, 2008. Schedule 2 incorporated by reference to Post-
                     Effective Amendment No. 113, filed October 1, 2007.

(h)      (1)     -   Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to
                     Appendix A, incorporated by reference to Post-Effective Amendment No. 129, filed
                     September 26, 2008.


                    Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter
                    Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April
                    11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Exhibit A, incorporated by reference to Post-Effective
        (2)     -   Amendment No. 129, filed September 26, 2008.

        (3)     -   Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006;
                    Schedule A, incorporated by reference to Post-Effective Amendment No. 129, filed
                    September 26, 2008.

        (4)     -   Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No.
                    16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective
                    Amendment No. 129, filed September 26, 2008.

        (5)     -   Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(i)     (1)     -   Legal Opinion, filed herewith.

        (2)     -   Not Applicable.

(j)     (A)     -   Consent of Independent Auditor, filed herewith.

(j)     (1)     -   Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (2)     -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (3)     -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (4)     -   Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (5)     -   Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (6)     -   Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective
                    Amendment No. 72, filed June 30, 2004.

        (7)     -   Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective
                    Amendment No. 90, filed March 1, 2006.

        (8)     -   Power of Attorney, Stephen Leonhardt, incorporated by reference to Post-Effective
                    Amendment No. 112, filed July 31, 2007.

        (9)     -   Power of Attorney, Judith M. Johnson, , incorporated by reference to Post-Effective
                    Amendment No. 131, filed October 1, 2008.

(k)             -   Not Applicable.

(l)             -   Not Applicable.

(m)             -   Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed
                    November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment
                    No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective
                    Amendment No. 131, filed October 1, 2008.

(n)             -   Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 131, filed
                    October 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment
                    No. 127, filed July 1, 2008.

(o)             -   Not Applicable.

(p)     (1)     -   Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells
                    Fargo Variable Trust, incorporated by reference to Post-Effective Amendment No. 129, filed September 26, 2008.


            Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds
            Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 111, filed
(2)     -   June 29, 2007.

 (3)    -   RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 127, filed July 1,
            2008.

 (4)    -   Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 87, filed November 1, 2005.

 (5)    -   Peregrine Capital Management, Inc. Code of Ethics incorporated by reference to Post-
            Effective Amendment No. 118, filed February 1, 2008.

 (6)    -   Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

 (7)    -   Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 111, filed June 29, 2007.

 (8)    -   Wells Capital Management Incorporated Code of Ethics, incorporated by reference to
            Post-Effective Amendment No. 127, filed July 1, 2008.

 (9)    -   Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 127, filed July 1, 2008.

(10)    -   LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.

(11)    -   Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 127, filed July 1, 2008.

(12)    -   Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post-
            Effective Amendment No. 129, filed September 26, 2008.

(13)    -   New Star Institutional Managers Limited Code of Ethics, incorporated by reference to
            Post-Effective Amendment No. 113, filed October 1, 2007.

(14)    -   Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 87, filed November 1, 2005.

(15)    -   Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 111, filed June 29, 2007.

(16)        Phocas Financial Corporation Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 122, filed March 21, 2008.

(17)        Nelson Capital Management Code of Ethics, incorporated by reference to Post-Effective
            Amendment No. 131, filed October 1, 2008.


Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

     Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

     Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.
         ----------------------------------------------------

     (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

          To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

     (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


     (h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) ("RCM"), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (i) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (j) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (k) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (l) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (m) New Star Institutional Managers Limited ("New Star") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (n) Matrix Asset Advisors, Inc. ("Matrix") serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (o) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

     (p) Nelson Capital Management ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.
         ----------------------

     (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

     (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1)                                          (2)                                 (3)
Name and Principal Business                  Positions and Offices with          Positions and Offices with
Address                                      Underwriter                         Fund
        Karla M. Rabusch                     Chairman of the Board               President
        Wells Fargo Funds Management, LLC
        525 Market Street, 12th Floor
        San Francisco, CA 94105
        Cara Peck                            Director, President and Secretary   None
        Wells Fargo Funds Distributor, LLC
        525 Market Street, 12th Floor
        San Francisco, CA 94105

        A. Erdem Cimen                       Director                            None
        Wells Fargo Funds Management, LLC
        525 Market Street, 12th Floor
        San Francisco, CA 94105

        Kevin J. Scott                       Financial Operations Officer        None
        Wells Fargo Funds Management, LLC    (FINOP)
        100 Heritage Reserve
        Menomonee Falls, WI 53051

        Samuel H. Hom                        Anti-Money Laundering Officer       Anti-Money Laundering
        Wells Fargo Funds Distributor, LLC   Interim Chief Compliance Officer    Compliance Officer
        525 Market Street, 12th Floor
        San Francisco, CA 94105

        Randy Henze                          Director                            None

        Wells Fargo Funds Management, LLC
        525 Market Street, 12th Floor
        San Francisco, CA 94105

     (c) Not Applicable.

Item 28. Location of Accounts and Records.
         --------------------------------

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

     (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

     (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

     (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

     (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

     (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

     (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479.

     (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

     (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue,
  22nd Floor, New York, New York 10022.

     (l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors,
LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

     (m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

     (n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

     (o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

     (p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

     (q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

     (r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

     (s) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

     (t) Nelson Capital Management maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

Item 29. Management Services.
         -------------------

     Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.
         ------------

SIGNATURES
----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 28th day of October, 2008.

                                WELLS FARGO FUNDS TRUST

                                By:   /s/ Carol J. Lorts
                                      --------------------
                                      Carol J. Lorts
                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 132 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                           TITLE                          DATE
----------------------------------- ------------------------------ ---------
                  *                 Trustee
---------------------------------
Thomas S. Goho

                  *                 Trustee
---------------------------------
Peter G. Gordon

                  *                 Trustee
---------------------------------
Judith M. Johnson

                  *                 Trustee
---------------------------------
J. Tucker Morse

                  *                 Trustee
---------------------------------
Olivia S. Mitchell

                  *                 Trustee
---------------------------------
Timothy J. Penny

                  *                 Trustee
---------------------------------
Donald C. Willeke

                  *                 President
---------------------------------   (Principal Executive Officer)
Karla M. Rabusch

                  *                 Treasurer                      10/28/08
---------------------------------   (Principal Financial Officer)
Stephen Leonhardt

* By:   /s/ Carol J. Lorts
        --------------------
        Carol J. Lorts
        As Attorney-in-Fact
        October 28, 2008

                            WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

EXHIBIT
NUMBER
-------------- DESCRIPTION
EX-99.(i)(1)   Legal Opinion
EX-99.(j)(A)   Consent of Independent Auditor